UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03459

Penn Series Funds, Inc.
(Exact name of registrant as specified in charter)

600 Dresher Road Horsham, PA		19044
(Address of principal executive offices)		(Zip code)

Robert J. DellaCroce Penn Series Funds, Inc. 600 Dresher Road Horsham, PA 19044
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(215) 956-8256

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2009 (Unaudited)

MONEY MARKET FUND

	Par (000)	Value†
AGENCY OBLIGATIONS — 6.0%
Federal Home Loan Bank Bonds — 4.6%
3.240%, 04/07/09	$2,000	$2,000,098
3.000%, 04/15/09	250	250,101
2.375%, 04/21/09	2,000	2,001,113
2.625%, 06/10/09	3,000	3,012,480
6.525%, 06/17/09	1,050	1,062,875
3.050%, 06/18/09	950	954,750
5.000%, 09/18/09	1,855	1,893,406
		11,174,823
Federal Home Loan Bank Discount Notes — 0.1%
3.250%, 04/02/09	250	249,998

Federal Home Loan Mortgage Corporation — 1.3%
3.375%, 04/15/09	1,000	1,000,437
5.250%, 05/21/09	1,957	1,970,068
		2,970,505
TOTAL AGENCY OBLIGATIONS (Cost $14,395,326)		14,395,326

COMMERCIAL PAPER — 32.9%
Aerospace & Defense — 2.9%
General Dynamics Corp.
0.300%, 04/02/09	2,000	1,999,983
0.300%, 04/06/09	3,000	2,999,875
Rockwell Collins, Inc.
0.300%, 04/01/09	2,000	2,000,000
		6,999,858
Banks — 1.3%
JPMorgan Chase & Co.
0.500%, 04/02/09	199	198,997
0.500%, 04/03/09	433	432,988
0.500%, 04/06/09	209	208,985
0.500%, 04/08/09	437	436,957
0.300%, 04/09/09	255	254,983
0.500%, 04/10/09	275	274,966
0.500%, 04/13/09	380	379,937
0.500%, 04/16/09	644	643,866
0.600%, 06/02/09	150	149,845
0.600%, 06/05/09	122	121,868
0.600%, 06/09/09	126	125,855
		3,229,247
Chemicals — 2.5%
BASF Aktiengesellschaf
0.300%, 04/08/09	300	299,982
0.450%, 04/08/09	850	849,926
0.750%, 07/13/09	2,000	1,995,708
1.100%, 08/04/09	3,000	2,988,542
		6,134,158
Computers — 2.5%
Hewlett-Packard Co.
0.390%, 04/02/09	2,000	1,999,978
0.450%, 05/01/09	2,000	1,999,250
0.390%, 06/04/09	2,000	1,998,614
		5,997,842
Electric — 8.8%
E.ON AG
0.650%, 04/03/09	4,000	3,999,855
1.000%, 05/14/09	5,000	4,994,028
0.900%, 05/22/09	405	404,484
Electricite de France
0.400%, 04/09/09	4,000	3,999,644
MidAmerican Energy Co.
0.750%, 04/01/09	8,000	8,000,000
		21,398,011
Electrical Components & Equipment — 1.7%
Emerson Electric Co.
0.320%, 05/11/09	2,000	1,999,289
0.320%, 05/20/09	2,000	1,999,129
		3,998,418
Food — 1.7%
Nestle Capital Corp.
0.350%, 06/11/09	4,000	3,997,239

Healthcare Products — 3.3%
Johnson & Johnson
0.310%, 06/08/09	3,000	2,998,243
0.350%, 06/16/09	4,000	3,997,045
0.380%, 06/30/09	1,000	999,050
		7,994,338
Oil & Gas — 3.2%
ConocoPhillips
0.900%, 05/13/09	3,000	2,996,850
0.500%, 06/24/09	4,000	3,995,333
StatoilHydro ASA
0.400%, 04/22/09	750	749,825
		7,742,008
Pharmaceuticals — 1.7%
Pfizer, Inc.
0.350%, 06/05/09	4,000	3,997,472

Telecommunications — 3.3%
Verizon Communications, Inc.
0.700%, 04/21/09	2,900	2,898,872
1.150%, 05/05/09	4,000	3,995,656
0.550%, 05/07/09	1,100	1,099,395
		7,993,923
TOTAL COMMERCIAL PAPER (Cost $79,482,514)		79,482,514

CORPORATE BONDS — 27.5%
Aerospace & Defense — 0.5%
United Technologies Corp.
6.500%, 06/01/09	1,080	1,089,328
Banks — 1.2%
Deutsche Bank Financial, Inc.
7.500%, 04/25/09	995	997,693

	Par (000)	Value†
CORPORATE BONDS — (continued)
Banks — (continued)
Mellon Funding Corp.
3.250%, 04/01/09	$2,000	$2,000,000
		2,997,693
Beverages — 1.3%
Coca-Cola Enterprises, Inc.
4.375%, 09/15/09	114	115,214
The Coca-Cola Co.
5.750%, 04/30/09	3,000	3,004,205
		3,119,419
Biotechnology — 0.6%
Amgen, Inc.
4.000%, 11/18/09	1,500	1,519,345

Chemicals — 0.6%
E. I. Du Pont de Nemours & Co.
6.875%, 10/15/09	1,494	1,535,412

Computers — 1.5%
Electronic Data Systems Corp.
7.125%, 10/15/09	3,000	3,079,968
International Business Machines Corp.
4.375%, 06/01/09	615	617,602
		3,697,570
Cosmetics & Personal Care — 0.7%
Procter & Gamble International Funding SCA 144A@
5.300%, 07/06/09	750	757,847
The Procter & Gamble Co.
6.875%, 09/15/09	814	835,610
		1,593,457
Diversified Financial Services — 9.2%
American Honda Finance Corp. 144A@
4.500%, 05/26/09	4,700	4,712,584
Caterpillar Financial Services Corp.
4.500%, 06/15/09	909	910,646
Countrywide Home Loans, Inc.
6.250%, 04/15/09	4,245	4,251,512
General Electric Capital Corp.
3.125%, 04/01/09	2,000	2,000,000
John Deere Capital Corp.
4.625%, 04/15/09	900	900,463
4.400%, 07/15/09	100	100,781
National Rural Utilities Cooperative Finance Corp.
5.750%, 08/28/09	4,300	4,377,630
Pitney Bowes Global Financial Services LLC
8.550%, 09/15/09	3,000	3,098,174
Toyota Motor Credit Corp.
3.720%, 04/27/09	370	369,867
5.375%, 06/30/09	1,620	1,624,223
		22,345,880
Electric — 3.2%
Consolidated Edison Co. of New York, Inc.
4.700%, 06/15/09	1,900	1,900,952
Florida Power & Light Co.
5.875%, 04/01/09	2,370	2,370,000
FPL Group Capital, Inc.
7.375%, 06/01/09	3,500	3,528,730
		7,799,682
Food — 0.2%
Nestle Purina PetCare Co.
9.250%, 10/15/09	450	469,661

Insurance — 1.7%
Berkshire Hathaway Finance Corp.
4.125%, 01/15/10	4,000	4,073,641

Oil & Gas — 0.3%
Atlantic Richfield Co.
5.900%, 04/15/09	600	600,569

Pharmaceuticals — 1.9%
Abbott Laboratories
5.375%, 05/15/09	4,662	4,678,275

Retail — 2.7%
Target Corp.
5.375%, 06/15/09	900	903,606
Wal-Mart Stores, Inc.
5.748%, 06/01/09	500	502,283
6.875%, 08/10/09	4,970	5,070,342
		6,476,231
Telecommunications — 1.9%
Ameritech Capital Funding Corp.
6.250%, 05/18/09	250	251,047
AT&T, Inc.
4.125%, 09/15/09	500	505,754
BellSouth Corp.
4.200%, 09/15/09	3,715	3,747,619
		4,504,420
TOTAL CORPORATE BONDS (Cost $66,500,583)		66,500,583

VARIABLE RATE DEMAND NOTES — 3.6%
Beverages — 1.4%
Coca-Cola Enterprises, Inc.
1.284%, 08/03/09•	3,500	3,494,091

Cosmetics & Personal Care — 0.2%
Procter & Gamble International Funding SCA 144A@
4.218%, 07/06/09•	400	399,300

Diversified Financial Services — 0.5%
The Bear Stearns Cos. LLC
0.616%, 04/15/09•	1,300	1,299,493

	Par (000)	Value†
VARIABLE RATE DEMAND NOTES — (continued)
Miscellaneous Manufacturing — 0.3%
Honeywell International, Inc.
1.219%, 07/27/09•	$650	$648,901

Oil & Gas — 0.8%
ConocoPhillips Australia Funding Co.
1.498%, 04/09/09•	2,000	2,000,033

Retail — 0.4%
Target Corp
1.366%, 08/07/09•	1,000	989,882

TOTAL VARIABLE RATE DEMAND NOTES (Cost $8,831,700)		8,831,700

	Number of Shares
SHORT-TERM INVESTMENTS — 30.0%
BlackRock Liquidity Funds FedFund - Institutional Shares	11,981,001	11,981,001
BlackRock Liquidity Funds MuniFund Portfolio - Institutional Shares	12,112,656	12,112,656
BlackRock Liquidity Funds TempFund - Institutional Shares	12,151,004	12,151,004
Evergreen Institutional Municipal Money Market Fund - Institutional Shares	12,120,501	12,120,501
Evergreen Institutional U.S. Government Money Market Fund - Institutional Shares	12,137,535	12,137,535
Evergreen Prime Cash Management Money Market Fund - Institutional Shares	12,139,560	12,139,560

TOTAL SHORT-TERM INVESTMENTS (Cost $72,642,257)		72,642,257

TOTAL INVESTMENTS — 100.0% (Cost $241,852,380)		$241,852,380

†	See Security Valuation Note.
•	Variable Rate Security.
@

Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

LLC — Limited Liability Company.

Maturity Schedule	Market Value	% of Portfolio	(Cumulative)
1 - 7 days	$103,103,014	42.6%	42.6%
8 - 14 days	8,746,529	3.6%	46.2%
15 - 30 days	18,717,915	7.8%	54.0%
31 - 60 days	31,100,055	12.9%	66.9%
61 - 90 days	35,864,766	14.8%	81.7%
91 - 120 days	6,525,810	2.7%	84.4%
121 - 150 days	16,920,487	7.0%	91.4%
over 150 days	20,873,804	8.6%	100.0%
	$241,852,380	100.0%

Average Weighted Maturity — 48 days

The Fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  The three levels of the fair value hierarchy under SFAS 157 are described below:

•       Level 1 - quoted prices in active markets for identical securities

•       Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•       Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of March 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Market Value)
Level 1 — Quoted Prices	$72,642,257
Level 2 — Other Significant Observable Inputs	169,210,123
Level 3 — Significant Unobservable Inputs	—
Total	$241,852,380

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2009 (Unaudited)

LIMITED MATURITY BOND FUND

	Par
	(000)	Value†
AGENCY OBLIGATIONS — 8.0%
Federal Home Loan Mortgage Corporation — 3.1%
3.125%, 02/12/10	$2,500	$2,544,378

Federal National Mortgage Association — 4.9%
2.375%, 05/20/10	2,400	2,436,355
5.000%, 10/15/11	1,500	1,622,880
		4,059,235
TOTAL AGENCY OBLIGATIONS (Cost $6,444,342)		6,603,613

ASSET BACKED SECURITIES — 3.0%
Bear Stearns Mortgage Funding Trust
0.682%, 10/25/36•	704	107,501
Conseco Financial Corp.
7.650%, 04/15/19	211	186,898
7.250%, 09/15/26	81	77,753
Enterprise Mortgage Acceptance Co. LLC 144A@
6.630%, 01/15/25	1,124	876,909
6.965%, 01/15/27•	925	687,206
Equity One ABS, Inc.
4.145%, 04/25/34•	24	14,142
FMAC Loan Receivables Trust 144A@
6.850%, 09/15/19	130	132,943
Popular ABS Mortgage Pass-Through Trust
4.628%, 09/25/34•	49	37,376
SACO I, Inc. 144A@~
1.422%, 06/25/35•	991	339,768

TOTAL ASSET BACKED SECURITIES (Cost $3,698,635)		2,460,496

COMMERCIAL MORTGAGE BACKED SECURITIES — 5.1%
Asset Securitization Corp.
7.400%, 10/13/26	55	54,837
Bear Stearns Commercial Mortgage Securities
6.080%, 02/15/35	182	182,610
5.408%, 03/11/39•	1,030	941,901
JPMorgan Chase Commercial Mortgage Securities Corp.
5.464%, 10/12/35	208	207,345
4.545%, 01/15/42	1,500	1,343,993
LB-UBS Commercial Mortgage Trust
4.821%, 04/15/30	1,532	1,405,506
PNC Mortgage Acceptance Corp.
5.910%, 03/12/34	70	70,268

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $4,566,514)		4,206,460

CORPORATE BONDS — 6.2%
Banks — 5.6%
JPMorgan Chase & Co.
3.125%, 12/01/11	2,000	2,072,158
The Goldman Sachs Group, Inc.
1.625%, 07/15/11	2,500	2,501,827
		4,573,985
Food — 0.6%
General Mills, Inc.
5.650%, 09/10/12	500	528,185

TOTAL CORPORATE BONDS (Cost $5,056,938)		5,102,170

RESIDENTIAL MORTGAGE BACKED SECURITIES — 4.0%
Collateralized Mortgage Obligations — 0.8%
Countrywide Home Loan Mortgage Pass Through Trust
6.000%, 09/25/37	1,100	690,745

Fannie Mae Pool — 3.2%
5.191%, 12/01/33•	1,047	1,074,992
3.500%, 04/01/34•	571	568,358
5.993%, 07/01/36•	922	954,621
		2,597,971

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $3,641,694)		3,288,716

U.S. TREASURY OBLIGATIONS — 48.5%
U.S. Treasury Inflation Indexed Bonds
0.625%, 04/15/13	7,200	7,117,203
U.S. Treasury Notes
2.125%, 04/30/10	6,700	6,811,233
2.625%, 05/31/10	6,000	6,139,920
4.625%, 12/31/11	2,700	2,963,882
3.625%, 12/31/12	6,000	6,502,968
4.250%, 08/15/13	6,500	7,283,048
3.125%, 08/31/13	3,000	3,212,109

TOTAL U.S. TREASURY OBLIGATIONS (Cost $38,458,625)		40,030,363

	Number of
	Shares
SHORT-TERM INVESTMENTS — 25.2%
BlackRock Liquidity Funds FedFund - Institutional Shares	4,070,743	4,070,743
BlackRock Liquidity Funds MuniFund Portfolio - Institutional Shares	4,101,995	4,101,995
BlackRock Liquidity Funds TempFund - Institutional Shares	3,758,177	3,758,177
Evergreen Institutional Municipal Money Market Fund - Institutional Shares	3,970,446	3,970,446
Evergreen Institutional U.S. Government Money Market Fund - Institutional Shares	4,134,289	4,134,289
Evergreen Prime Cash Management Money Market Fund - Institutional Shares	760,050	760,050

TOTAL SHORT-TERM INVESTMENTS (Cost $20,795,700)		20,795,700

TOTAL INVESTMENTS — 100.0% (Cost $82,662,448)(a)		$82,487,518

†	See Security Valuation Note.
•	Variable Rate Security.
~	Fair valued security. The total market value of fair valued securities at March 31, 2009 is $339,768.
@

Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

(a)

At March 31, 2009, the cost for Federal income tax purposes was $82,662,448. Net unrealized depreciation was $174,930. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,834,794 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,009,724.

LLC — Limited Liability Company.

The Fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  The three levels of the fair value hierarchy under SFAS 157 are described below:

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of March 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Market Value)
Level 1 — Quoted Prices	$20,795,700
Level 2 — Other Significant Observable Inputs	61,691,818
Level 3 — Significant Unobservable Inputs	—
Total	$82,487,518

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2009 (Unaudited)

QUALITY BOND FUND

	Par
	(000)	Value†
AGENCY OBLIGATIONS — 5.2%
Federal National Mortgage Association — 5.2%
3.250%, 04/09/13	$4,500	$4,697,019
5.000%, 04/15/15	6,750	7,568,323

TOTAL AGENCY OBLIGATIONS (Cost $11,465,080)		12,265,342

ASSET BACKED SECURITIES — 3.5%
Atherton Franchisee Loan Funding 144A@
7.230%, 04/15/12	648	602,812
Bear Stearns Mortgage Funding Trust
0.682%, 10/25/36•	1,406	214,687
Conseco Financial Corp.
7.240%, 11/15/28•	785	210,470
Enterprise Mortgage Acceptance Co. LLC 144A@
6.630%, 01/15/25	3,565	2,781,918
6.958%, 01/15/27•	1,849	1,374,413
FMAC Loan Receivables Trust 144A@
6.850%, 09/15/19	957	974,918
Railcar Leasing LLC 144A@~
7.125%, 01/15/13	1,311	1,188,065
SACO I, Inc. 144A@~
1.422%, 06/25/35•	2,974	1,019,303

TOTAL ASSET BACKED SECURITIES (Cost $11,806,425)		8,366,586

COMMERCIAL MORTGAGE BACKED SECURITIES — 6.8%
Bear Stearns Commercial Mortgage Securities
4.830%, 08/15/38	4,000	3,733,242
JPMorgan Chase Commercial Mortgage Securities Corp.
5.464%, 10/12/35	831	829,379
4.545%, 01/15/42	5,000	4,479,978
LB-UBS Commercial Mortgage Trust
4.821%, 04/15/30	2,298	2,108,259
Morgan Stanley Capital I
4.590%, 04/14/40	5,000	4,527,056
PNC Mortgage Acceptance Corp.
5.910%, 03/12/34	281	281,072

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $17,110,185)		15,958,986

CORPORATE BONDS — 22.2%
Agriculture — 0.8%
Altria Group, Inc.
9.700%, 11/10/18	1,000	1,088,500
Cargill, Inc. 144A@
6.125%, 09/15/36	1,000	795,546
		1,884,046
Banks — 8.0%
Bank of America Corp.
5.650%, 05/01/18	2,000	1,668,540
Citigroup, Inc
6.125%, 05/15/18	2,000	1,726,274
JPMorgan Chase & Co.
2.200%, 06/15/12	4,000	4,031,600
6.000%, 01/15/18	2,700	2,727,224
The Goldman Sachs Group Inc.
3.250%, 06/15/12	6,500	6,784,583
Wachovia Corp.
5.750%, 02/01/18	1,000	885,876
Wells Fargo & Co.
5.625%, 12/11/17	1,000	912,412
		18,736,509
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc. 144A@
7.750%, 01/15/19	1,000	997,101

Biotechnology — 0.4%
Genentech, Inc.
5.250%, 07/15/35	1,000	835,721

Computers — 0.9%
Hewlett-Packard Co.
6.125%, 03/01/14	1,000	1,064,953
International Business Machines Corp.
6.500%, 01/15/28	1,000	1,025,056
		2,090,009
Cosmetics & Personal Care — 0.4%
Procter & Gamble Co.
4.600%, 01/15/14	1,000	1,058,309

Diversified Financial Services — 1.0%
General Electric Capital Corp.
6.150%, 08/07/37	1,000	739,519
5.875%, 01/14/38	1,000	714,286
Unilever Capital Corp.
5.900%, 11/15/32	1,000	1,023,087
		2,476,892
Electric — 2.3%
Carolina Power & Light Co.
5.300%, 01/15/19	1,000	1,012,406
Commonwealth Edison Co.
6.150%, 09/15/17	500	475,162
Consumers Energy Co.
6.125%, 03/15/19	1,000	991,820
Enel Finance International SA 144A@
6.250%, 09/15/17	1,000	906,128
Oklahoma Gas & Electric Co.
6.350%, 09/01/18	1,000	993,926
Pacificorp
6.250%, 10/15/37	1,000	1,010,647
		5,390,089
Electronics — 0.4%
Koninklijke Philips Electronics NV
6.875%, 03/11/38	1,000	970,070

	Par
	(000)	Value†
CORPORATE BONDS — (continued)
Environmental Control — 0.4%
Allied Waste North America, Inc.
6.875%, 06/01/17	$1,000	$910,000

Food — 0.7%
Kraft Foods, Inc.
6.750%, 02/19/14	500	540,566
Sysco Corp.
5.375%, 03/17/19	1,000	1,010,372
		1,550,938
Gas — 0.3%
Nakilat, Inc. 144A@
6.067%, 12/31/33	1,000	676,520

Healthcare Products — 0.4%
Covidien International Finance SA
6.000%, 10/15/17	1,000	1,014,226

Household Products & Wares — 0.5%
Kimberly-Clark Corp.
6.625%, 08/01/37	1,000	1,088,878

Insurance — 0.3%
AXA SA 144A@
6.379%, 12/14/49•	2,000	731,780

Media — 0.9%
Comcast Cable Holdings LLC
9.875%, 06/15/22	1,000	1,126,380
Time Warner Cable, Inc.
8.250%, 04/01/19	1,000	1,027,622
		2,154,002
Miscellaneous Manufacturing — 0.4%
Siemens Financieringsmaatschappij NV 144A@
6.125%, 08/17/26	1,000	984,697

Oil & Gas — 0.4%
Shell International Finance BV
6.375%, 12/15/38	1,000	1,053,024

Oil & Gas Services — 0.4%
Smith International, Inc.
9.750%, 03/15/19	1,000	1,044,567

Pharmaceuticals — 1.3%
GlaxoSmithKline Capital, Inc.
5.375%, 04/15/34	1,000	893,441
Merck & Co., Inc.
6.400%, 03/01/28	1,000	1,031,234
Pfizer, Inc.
7.200%, 03/15/39	1,000	1,072,414
		2,997,089
Pipelines — 0.3%
DCP Midstream LLC 144A@
6.750%, 09/15/37	1,000	673,749

Retail — 0.4%
Wal-Mart Stores, Inc.
5.250%, 09/01/35	1,000	898,740

Software — 0.4%
Fiserv, Inc.
6.800%, 11/20/17	1,000	935,528

Telecommunications — 0.5%
Verizon Wireless Capital LLC 144A@
8.500%, 11/15/18	1,000	1,142,321

TOTAL CORPORATE BONDS (Cost $54,586,841)		52,294,805

RESIDENTIAL MORTGAGE BACKED SECURITIES — 37.8%
Collateralized Mortgage Obligations — 5.9%
Countrywide Home Loan Mortgage Pass Through Trust
6.000%, 09/25/37	3,600	2,260,620
Fannie Mae REMICs
6.000%, 03/25/33	5,000	5,258,492
Freddie Mac REMICs
6.000%, 02/15/32	3,153	3,209,141
National City Mortgage Capital Trust
6.000%, 03/25/38	4,028	3,118,937
		13,847,190
Fannie Mae Pool — 30.6%
4.500%, 03/01/23	87	89,342
4.500%, 03/01/23	351	361,394
4.500%, 04/01/23	215	221,818
4.500%, 04/01/23	65	66,654
4.500%, 04/01/23	46	47,119
4.500%, 05/01/23	210	216,886
4.500%, 05/01/23	23	23,927
4.500%, 06/01/23	645	664,533
4.500%, 06/01/23	763	786,190
4.500%, 07/01/23	608	626,209
4.500%, 07/01/23	82	84,796
4.500%, 07/01/23	760	782,957
4.500%, 07/01/23	127	131,273
5.000%, 07/01/23	5,692	5,909,956
4.500%, 08/01/23	278	286,792
4.500%, 08/01/23	861	887,196
4.500%, 08/01/23	510	525,800
3.500%, 04/01/34•	1,713	1,705,075
5.987%, 07/01/36•	3,074	3,182,072
5.939%, 08/01/36•	2,744	2,882,537
5.634%, 12/01/36•	3,274	3,399,608
6.212%, 05/01/37•	1,933	2,011,497
5.500%, 06/01/38	14,037	14,582,257
5.500%, 07/01/38	4,242	4,406,547
5.552%, 09/01/38•	4,605	4,777,634
6.000%, 09/01/38	17,914	18,729,113
5.500%, 02/01/48	4,471	4,600,123
		71,989,305

	Par
	(000)	Value†
RESIDENTIAL MORTGAGE BACKED SECURITIES — (continued)
Freddie Mac Non Gold Pool — 1.3%
5.631%, 08/01/37•	$2,907	$3,011,067

Ginnie Mae Pool — 0.0%
9.000%, 10/15/30	9	9,735
9.000%, 11/15/30	25	27,811
9.000%, 11/15/30	16	17,335
		54,881
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $88,820,246)		88,902,443

U.S. TREASURY OBLIGATIONS — 12.7%
U. S. Treasury Inflation Indexed Bond
1.750%, 01/15/28	6,500	6,271,797
U.S. Treasury Bond
8.875%, 08/15/17	6,500	9,483,903
U.S. Treasury Note
1.750%, 01/31/14	7,000	7,047,600
1.875%, 02/28/14	7,000	7,076,580

TOTAL U.S. TREASURY OBLIGATIONS (Cost $28,403,838)		29,879,880

	Number of
	Shares
SHORT-TERM INVESTMENTS — 11.8%
BlackRock Liquidity Funds FedFund - Institutional Shares	27,223	27,223
BlackRock Liquidity Funds MuniFund Portfolio - Institutional Shares	5,266,095	5,266,095
BlackRock Liquidity Funds TempFund - Institutional Shares	11,824,898	11,824,898
Evergreen Institutional Municipal Money Market Fund - Institutional Shares	10,599,666	10,599,666

TOTAL SHORT-TERM INVESTMENTS (Cost $27,717,882)		27,717,882

TOTAL INVESTMENTS — 100.0% (Cost $239,910,497)(a)		$235,385,924

†	See Security Valuation Note.
•	Variable Rate Security.
~	Fair valued security. The total market value of fair valued securities at March 31, 2009 is $2,207,368.
@

Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

(a)

At March 31, 2009, the cost for Federal income tax purposes was $239,910,497. Net unrealized depreciation was $4,524,573. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $5,651,533 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $10,176,106.

LLC — Limited Liability Company.
REMICS — Real Estate Mortgage Investment Conduits.

The Fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

•     Level 1 - quoted prices in active markets for identical securities

•     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of March 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Market Value)
Level 1 — Quoted Prices	$27,717,882
Level 2 — Other Significant Observable Inputs	207,668,042
Level 3 — Significant Unobservable Inputs	—
Total	$235,385,924

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2009 (Unaudited)

HIGH YIELD BOND FUND

	Number of
	Shares	Value†
COMMON STOCKS — 1.4%
Apparel — 0.0%
Anvil Holdings, Inc.^*	831	$1,247

Banks — 0.3%
Bank of America Corp.	3,104	21,169
JPMorgan Chase & Co.	2,250	59,805
The Goldman Sachs Group, Inc.	800	84,816
		165,790
Electrical Components & Equipment — 0.1%
General Cable Corp.*	3,400	67,388

Entertainment — 0.0%
Lakes Entertainment, Inc.*	12,500	25,625

Food — 0.3%
B&G Foods, Inc.	14,250	156,608
Great Atlantic & Pacific Tea Co.*	198	1,051
		157,659
Mining — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	1,500	57,165

Oil & Gas Services — 0.1%
Complete Production Services, Inc.*	15,350	47,278

Packaging and Containers — 0.0%
BWAY Holding Co.*	900	7,101

Telecommunications — 0.5%
GeoEye, Inc.^*	3,277	64,721
Loral Space & Communications, Inc.*	6,163	131,641
Sprint Nextel Corp.*	38,500	137,445
		333,807

TOTAL COMMON STOCKS (Cost $1,844,456)		863,060

PREFERRED STOCKS — 0.5%
Banks — 0.1%
Bank of America Corp. CONV	250	106,125

Media — 0.1%
Spanish Broadcasting System, Inc. PIK^~	182	46,072

Telecommunications — 0.3%
Lucent Technologies Capital Trust I CONV	675	191,025

TOTAL PREFERRED STOCKS (Cost $1,022,980)		343,222

	Par
	(000)
CORPORATE BONDS — 93.0%
Advertising — 1.7%
Affinity Group, Inc. PIK^
10.875%, 02/15/12	$22	9,628
Lamar Advertising Co. CONV
2.875%, 12/31/10	99	90,709
Lamar Media Corp.
9.750%, 04/01/14 144A @	100	97,375
6.625%, 08/15/15	150	109,500
6.625%, 08/15/15	125	90,000
Visant Corp.
7.625%, 10/01/12	175	165,812
Visant Holding Corp. STEP
10.250%, 12/01/13	550	511,500
		1,074,524
Aerospace & Defense — 2.0%
BE Aerospace, Inc.
8.500%, 07/01/18	150	125,062
GenCorp, Inc.^
9.500%, 08/15/13	600	432,000
L-3 Communications Corp.
6.375%, 10/15/15	450	424,125
TransDigm, Inc.
7.750%, 07/15/14	200	186,500
Vought Aircraft Industries, Inc.
8.000%, 07/15/11	225	87,750
		1,255,437
Agriculture — 1.3%
Altria Group, Inc.
9.700%, 11/10/18	150	163,275
9.250%, 08/06/19	175	187,109
BAT International Finance Plc 144A @
9.500%, 11/15/18	150	170,427
Reynolds American, Inc.
7.250%, 06/01/13	275	262,378
		783,189
Airlines — 0.9%
Airtran Holdings, Inc. CONV
7.000%, 07/01/23	140	106,050
American Airlines Pass Through Trust 2001-02
7.858%, 10/01/11	200	162,000
Delta Air Lines, Inc.
7.570%, 11/18/10	200	181,000
JetBlue Airways Corp. CONV
3.750%, 03/15/35	100	87,000
		536,050
Auto Parts & Equipment — 0.8%
Allison Transmission, Inc. PIK 144A @
11.250%, 11/01/15	450	180,000
Commercial Vehicle Group, Inc.
8.000%, 07/01/13	225	49,500
Cooper-Standard Automotive, Inc.
8.375%, 12/15/14	250	17,500
Tenneco, Inc.
8.625%, 11/15/14	150	27,750
The Goodyear Tire & Rubber Co.
8.625%, 12/01/11	235	195,050
United Components, Inc.
9.375%, 06/15/13	100	39,000
		508,800

	Par
	(000)	Value†
CORPORATE BONDS — (continued)
Banks — 0.0%
FBOP Corp. 144A @^¤~
10.000%, 01/15/10	$150	$14,970

Building Materials — 0.9%
AMH Holdings, Inc. STEP
11.250%, 03/01/14	125	37,500
Gibraltar Industries, Inc.
8.000%, 12/01/15	450	243,000
Texas Industries, Inc.
7.250%, 07/15/13	275	207,625
U.S. Concrete, Inc.
8.375%, 04/01/14	100	40,000
		528,125
Chemicals — 1.1%
Huntsman Co. LLC
11.625%, 10/15/10	25	24,750
Nalco Co.
7.750%, 11/15/11	450	443,250
PolyOne Corp.
8.875%, 05/01/12	150	65,250
Terra Capital, Inc.
7.000%, 02/01/17	150	138,000
		671,250
Coal — 1.7%
Arch Western Finance LLC
6.750%, 07/01/13	175	160,125
Foundation PA Coal Co.
7.250%, 08/01/14	425	385,688
International Coal Group, Inc.
10.250%, 07/15/14	225	144,000
Peabody Energy Corp.
7.375%, 11/01/16	300	297,000
4.750%, 12/15/41 CONV	100	70,250
		1,057,063
Commercial Services — 4.1%
ARAMARK Corp.
5.000%, 06/01/12	200	175,000
4.670%, 02/01/15•	275	209,688
Deluxe Corp.
7.375%, 06/01/15	300	222,000
Education Management LLC
8.750%, 06/01/14	125	118,125
10.250%, 06/01/16	150	140,250
FTI Consulting, Inc.
7.625%, 06/15/13	200	201,500
7.750%, 10/01/16	225	224,437
H&E Equipment Services, Inc.
8.375%, 07/15/16	200	126,000
iPayment, Inc.
9.750%, 05/15/14	225	117,000
Mac-Gray Corp.
7.625%, 08/15/15	300	277,125
Sunstate Equipment Co. LLC 144A @
10.500%, 04/01/13	225	119,250
The Hertz Corp.
8.875%, 01/01/14	175	106,094
10.500%, 01/01/16	625	271,875
United Rentals North America, Inc. CONV
1.875%, 10/15/23	160	118,400
Valassis Communications, Inc.
8.250%, 03/01/15	325	140,156
		2,566,900
Computers — 1.0%
Seagate Technology HDD Holdings
6.375%, 10/01/11	125	91,250
Sungard Data Systems, Inc.
9.125%, 08/15/13	475	413,250
10.625%, 05/15/15 144A @	75	65,625
Unisys Corp.
12.500%, 01/15/16	100	26,125
		596,250
Distribution & Wholesale — 1.0%
ACE Hardware Corp. 144A @
9.125%, 06/01/16	425	348,500
Nebraska Book Co., Inc.
8.625%, 03/15/12	325	182,000
WESCO International, Inc. CONV
2.625%, 10/15/25	26	22,588
1.750%, 11/15/26	68	47,770
		600,858
Diversified Financial Services — 5.5%
AAC Group Holding Corp. STEP 144A @
10.250%, 10/01/12	100	56,500
E*TRADE Financial Corp.
8.000%, 06/15/11	100	42,500
12.500%, 11/30/17 PIK	630	286,479
Ford Motor Credit Co. LLC
5.544%, 04/15/09•	275	271,562
7.875%, 06/15/10	450	371,882
9.750%, 09/15/10	275	226,228
Fresenius US Finance II, Inc. 144A @
9.000%, 07/15/15	75	78,000
Hawker Beechcraft Acquisition Co. LLC
8.500%, 04/01/15	400	102,000
8.875%, 04/01/15 PIK	100	11,250
9.750%, 04/01/17	25	4,250
Icahn Enterprises LP
7.125%, 02/15/13	275	218,625
iPayment Investors LP PIK 144A @^
12.750%, 07/15/14	239	161,220
KAR Holdings, Inc.
5.170%, 05/01/14•	125	58,750
10.000%, 05/01/15	475	206,625
Lazard Group LLC
7.125%, 05/15/15	175	145,414
Nuveen Investments, Inc.
5.000%, 09/15/10	75	42,750
5.500%, 09/15/15	450	87,750
10.500%, 11/15/15 144A @	225	63,000

	Par
	(000)	Value†
CORPORATE BONDS — (continued)
Diversified Financial Services — (continued)
Rainbow National Services LLC 144A @
8.750%, 09/01/12	$75	$75,000
Sears Roebuck Acceptance Corp.
7.000%, 02/01/11	100	75,283
6.750%, 08/15/11	75	55,192
SLM Corp.
1.299%, 07/27/09•	175	168,607
5.450%, 04/25/11	400	255,880
Smurfit Kappa Funding Plc
7.750%, 04/01/15	100	58,750
UCI Holdco, Inc. PIK
9.320%, 12/15/13	225	18,022
Vanguard Health Holding Co. I LLC STEP
12.924%, 10/01/15+	150	124,500
Vanguard Health Holding Co. II LLC
9.000%, 10/01/14	175	154,438
		3,420,457
Electric — 7.2%
CMS Energy Corp.
8.500%, 04/15/11	50	50,266
Energy Future Holdings Corp.
10.875%, 11/01/17	675	435,375
11.250%, 11/01/17 PIK	700	295,750
Mirant Americas Generation LLC
8.300%, 05/01/11	250	242,500
Mirant North America LLC
7.375%, 12/31/13	375	339,375
Nisource Finance Corp.
7.875%, 11/15/10	50	49,132
10.750%, 03/15/16	475	480,866
NRG Energy, Inc.
7.250%, 02/01/14	100	94,000
7.375%, 02/01/16	250	232,500
7.375%, 01/15/17	250	232,500
NV Energy, Inc.^
7.803%, 06/15/12	25	24,173
PNM Resources, Inc.
9.250%, 05/15/15	250	220,937
Reliant Energy, Inc.
7.625%, 06/15/14	275	222,750
6.750%, 12/15/14	150	138,000
7.875%, 06/15/17	575	454,250
Texas Competitive Electric Holdings Co. LLC PIK
10.500%, 11/01/16	250	92,500
The AES Corp.
9.500%, 06/01/09	25	24,969
9.375%, 09/15/10	200	197,000
8.875%, 02/15/11	300	295,500
7.750%, 03/01/14	25	22,375
9.750%, 04/15/16 144A @	350	329,000
		4,473,718
Electrical Components & Equipment — 0.4%
Anixter International, Inc.
10.000%, 03/15/14	125	115,938
Belden, Inc.
7.000%, 03/15/17	50	41,000
General Cable Corp.
3.810%, 04/01/15•	100	70,750
		227,688
Electronics — 0.4%
Celestica, Inc.
7.875%, 07/01/11	86	83,850
Flextronics International Ltd.
6.500%, 05/15/13	75	66,750
6.250%, 11/15/14	100	84,500
		235,100
Engineering & Construction — 0.7%
Dycom Industries, Inc.
8.125%, 10/15/15	175	138,250
Esco Corp. 144A@
5.195%, 12/15/13•	100	63,000
8.625%, 12/15/13	325	247,000
		448,250
Entertainment — 1.7%
Isle of Capri Casinos, Inc.
7.000%, 03/01/14	154	90,860
Penn National Gaming, Inc.
6.750%, 03/01/15	200	170,000
Pinnacle Entertainment, Inc.
8.250%, 03/15/12	175	153,125
7.500%, 06/15/15	200	124,000
Pokagon Gaming Authority 144A @
10.375%, 06/15/14	350	290,500
Shingle Springs Tribal Gaming Authority 144A @
9.375%, 06/15/15	375	155,625
Speedway Motorsports, Inc.
6.750%, 06/01/13	50	41,875
		1,025,985
Environmental Control — 2.2%
Allied Waste Industries, Inc. CONV
4.250%, 04/15/34	107	97,905
Allied Waste North America, Inc.
7.875%, 04/15/13	225	223,875
7.250%, 03/15/15	500	472,500
6.875%, 06/01/17	275	250,250
Casella Waste Systems, Inc.
9.750%, 02/01/13	400	338,000
		1,382,530
Food — 2.2%
Anheuser-Busch InBev Worldwide, Inc. 144A @
7.200%, 01/15/14	150	157,178
B&G Foods, Inc.
8.000%, 10/01/11	275	257,125
Del Monte Corp.
8.625%, 12/15/12	275	276,375

	Par
	(000)	Value†
CORPORATE BONDS — (continued)
Food — (continued)
Dole Food Co., Inc.
7.250%, 06/15/10	$150	$138,000
13.875%, 03/15/14 144A @	125	121,563
Tyson Foods, Inc.
8.250%, 10/01/11	175	176,525
10.500%, 03/01/14 144A @	250	255,000
		1,381,766
Forest Products & Paper — 1.8%
Boise Cascade LLC
7.125%, 10/15/14	195	79,950
Domtar Corp.
5.375%, 12/01/13	75	50,250
7.125%, 08/15/15	250	167,500
9.500%, 08/01/16	25	16,500
Georgia-Pacific LLC
8.125%, 05/15/11	150	149,062
7.000%, 01/15/15 144A @	150	140,250
7.700%, 06/15/15	200	181,000
International Paper Co.
7.400%, 06/15/14	150	123,742
NewPage Corp.
10.000%, 05/01/12	175	60,813
Rock-Tenn Co.
8.200%, 08/15/11	125	125,312
		1,094,379
Healthcare Products — 1.4%
Bausch & Lomb, Inc. 144A @
9.875%, 11/01/15	325	258,375
Biomet, Inc.
11.625%, 10/15/17	500	441,250
Boston Scientific Corp.
6.000%, 06/15/11	50	48,500
Universal Hospital Services, Inc.
5.943%, 06/01/15•	125	90,625
8.500%, 06/01/15 PIK	50	44,500
		883,250
Healthcare Services — 4.6%
Centene Corp.
7.250%, 04/01/14	200	177,000
Community Health Systems, Inc.
8.875%, 07/15/15	375	354,375
CRC Health Corp.
10.750%, 02/01/16	100	63,000
DaVita, Inc.
6.625%, 03/15/13	175	169,750
7.250%, 03/15/15	150	144,187
HCA, Inc.
9.250%, 11/15/16	500	455,000
9.625%, 11/15/16 PIK	25	19,938
9.875%, 02/15/17 144A @	325	307,125
Health Management Associates, Inc.
6.125%, 04/15/16	300	245,250
HealthSouth Corp.
10.750%, 06/15/16	200	196,000
IASIS Healthcare LLC
8.750%, 06/15/14	125	117,500
Symbion, Inc. PIK
11.000%, 08/23/15	136	53,640
Tenet Healthcare Corp.
6.500%, 06/01/12	75	63,820
9.250%, 02/01/15	100	77,000
U.S. Oncology Holdings, Inc. PIK
6.904%, 03/15/12	216	129,600
U.S. Oncology, Inc.
9.000%, 08/15/12	100	97,000
10.750%, 08/15/14	100	92,000
United Surgical Partners International, Inc.
8.875%, 05/01/17	150	116,250
		2,878,435
Home Builders — 0.3%
Centex Corp.
4.550%, 11/01/10	75	68,250
7.875%, 02/01/11	25	23,625
K. Hovnanian Enterprises, Inc.
11.500%, 05/01/13	175	121,844
		213,719
Insurance — 0.7%
HUB International Holdings, Inc. 144A@
9.000%, 12/15/14	250	158,125
10.250%, 06/15/15	475	225,625
USI Holdings Corp. 144A@
9.750%, 05/15/15	125	56,250
		440,000
Iron & Steel — 1.4%
ArcelorMittal
5.375%, 06/01/13	175	135,837
ArcelorMittal USA, Inc.
6.500%, 04/15/14	75	58,935
Metals USA Holdings Corp. PIK
7.685%, 07/01/12	26	6,035
Reliance Steel & Aluminum Co.
6.200%, 11/15/16	225	164,118
Ryerson, Inc. 144A @
12.000%, 11/01/15	225	127,687
Steel Dynamics, Inc.
7.375%, 11/01/12	325	253,500
6.750%, 04/01/15	150	101,625
Tube City IMS Corp.
9.750%, 02/01/15	250	38,125
		885,862
Leisure Time — 0.4%
Leslie’s Poolmart
7.750%, 02/01/13	275	231,000

Lodging — 1.9%
Gaylord Entertainment Co.
8.000%, 11/15/13	125	82,500
6.750%, 11/15/14	325	199,875
Harrah’s Operating Co., Inc. 144A @
10.000%, 12/15/15	62	19,220

	Par
	(000)	Value†
CORPORATE BONDS — (continued)
Lodging — (continued)
Host Marriott LP
7.125%, 11/01/13	$200	$161,500
Little Traverse Bay Bands of Odawa Indians 144A @^
10.250%, 02/15/14	50	20,000
MGM Mirage
8.500%, 09/15/10	175	71,750
13.000%, 11/15/13 144A @	150	111,750
Wynn Las Vegas LLC
6.625%, 12/01/14	650	490,750
		1,157,345
Machinery - Construction & Mining — 0.1%
Terex Corp.
7.375%, 01/15/14	75	64,875

Machinery - Diversified — 0.5%
Columbus Mckinnon Corp.
8.875%, 11/01/13	300	279,000
The Manitowoc Co., Inc.
7.125%, 11/01/13	75	52,500
		331,500
Media — 6.8%
CBS Corp.
6.625%, 05/15/11	125	120,326
Cengage Learning Acquisitions, Inc. 144A@
10.500%, 01/15/15	100	51,250
13.251%, 07/15/15 STEP +	200	78,000
CSC Holdings, Inc.
7.625%, 04/01/11	50	49,625
8.500%, 04/15/14 144A @	275	270,875
7.625%, 07/15/18	150	135,000
8.625%, 02/15/19 144A @	275	264,687
Dex Media West LLC
9.875%, 08/15/13	125	25,000
DirecTV Holdings LLC
6.375%, 06/15/15	100	94,250
7.625%, 05/15/16	325	318,500
DISH DBS Corp.
6.375%, 10/01/11	175	168,875
6.625%, 10/01/14	275	246,125
7.750%, 05/31/15	25	23,000
ION Media Networks, Inc. CONV^
11.000%, 07/31/13	1	1
Kabel Deutschland GmbH
10.625%, 07/01/14	200	202,000
Lighthouse International Co. SA 144A @
8.000%, 04/30/14	275	137,012
Local Insight Regatta Holdings, Inc.^
11.000%, 12/01/17	225	52,313
Mediacom Broadband LLC
8.500%, 10/15/15	250	225,000
Nexstar Broadcasting, Inc.
7.000%, 01/15/14 PIK 144A @	131	34,014
7.000%, 01/15/14	43	18,705
Nexstar Finance Holdings LLC STEP
11.375%, 04/01/13	96	34,516
Nielsen Finance LLC
11.625%, 02/01/14 144A @	175	157,719
10.000%, 08/01/14	125	107,500
12.500%, 08/01/16 STEP	275	114,125
R.H. Donnelley Corp.
6.875%, 01/15/13	300	16,500
Shaw Communications, Inc.
8.250%, 04/11/10	75	75,000
Sinclair Broadcast Group, Inc. CONV
3.000%, 05/15/27	225	128,812
Sinclair Television Group, Inc
8.000%, 03/15/12	311	169,495
Time Warner Cable, Inc.
8.250%, 04/01/19	50	51,381
Time Warner, Inc.
1.821%, 11/13/09•	125	122,666
5.500%, 11/15/11	125	123,326
Univision Communications, Inc.
7.850%, 07/15/11	50	32,000
9.750%, 03/15/15 PIK 144A @	225	22,500
Viacom, Inc.
5.750%, 04/30/11	75	73,062
Videotron LTEE
6.875%, 01/15/14	300	283,500
6.375%, 12/15/15	75	67,969
9.125%, 04/15/18 144A @	25	25,406
XM Satellite Radio Holdings, Inc. 144A @
13.000%, 08/01/13	300	137,250
		4,257,285
Metal Fabricate/Hardware — 0.2%
Metals USA, Inc.
11.125%, 12/01/15	250	150,000

Mining — 1.3%
Freeport-McMoRan Copper & Gold, Inc.
8.250%, 04/01/15	250	239,375
8.375%, 04/01/17	500	467,500
Novelis, Inc.
7.250%, 02/15/15	225	90,000
		796,875
Miscellaneous Manufacturing — 2.2%
AGY Holding Corp.
11.000%, 11/15/14	125	76,250
American Railcar Industries, Inc.
7.500%, 03/01/14	250	173,750
Bombardier, Inc. 144A@
6.750%, 05/01/12	50	39,750
6.300%, 05/01/14	200	141,000
8.000%, 11/15/14	25	18,312
7.450%, 05/01/34	200	116,000
Koppers Holdings, Inc. STEP
13.038%, 11/15/14+	450	366,750
Koppers, Inc.
9.875%, 10/15/13	100	91,500
RBS Global, Inc.
9.500%, 08/01/14	175	141,750

	Par
	(000)	Value†
CORPORATE BONDS — (continued)
Miscellaneous Manufacturing — (continued)
SPX Corp.
7.625%, 12/15/14	$200	$192,000
Trinity Industries, Inc.
6.500%, 03/15/14	25	20,250
		1,377,312
Office Furnishings — 0.0%
Interface, Inc.
9.500%, 02/01/14	25	17,750

Oil & Gas — 5.4%
Chesapeake Energy Corp.
9.500%, 02/15/15	475	461,937
6.375%, 06/15/15	25	21,063
6.875%, 01/15/16	25	21,000
Compton Petroleum Finance Corp.
7.625%, 12/01/13	350	110,250
Connacher Oil and Gas Ltd. 144A @
10.250%, 12/15/15	475	149,625
Denbury Resources, Inc.
9.750%, 03/01/16	175	168,875
Encore Acquisition Co.
6.250%, 04/15/14	50	39,000
7.250%, 12/01/17	275	203,156
Forest Oil Corp.
8.500%, 02/15/14 144A @	50	46,375
7.250%, 06/15/19	350	276,500
Hilcorp Energy I LP 144A @
7.750%, 11/01/15	400	292,000
OPTI Canada, Inc.
7.875%, 12/15/14	300	131,250
8.250%, 12/15/14	425	190,187
PetroHawk Energy Corp.
9.125%, 07/15/13	300	288,000
10.500%, 08/01/14 144A @	150	149,250
7.875%, 06/01/15 144A @	50	44,000
Plains Exploration & Production Co.
7.000%, 03/15/17	100	79,500
Quicksilver Resources, Inc.
8.250%, 08/01/15	200	129,000
Range Resources Corp.
7.375%, 07/15/13	25	23,688
6.375%, 03/15/15	200	177,500
7.500%, 05/15/16	100	92,250
SandRidge Energy, Inc.
8.625%, 04/01/15 PIK	75	48,750
8.000%, 06/01/18 144A @	300	220,500
		3,363,656
Oil & Gas Services — 1.0%
Cie Generale de Geophysique-Veritas
7.500%, 05/15/15	25	19,750
7.750%, 05/15/17	450	344,250
Complete Production Services, Inc.
8.000%, 12/15/16	450	285,750
		649,750
Packaging and Containers — 2.2%
Ball Corp.
6.875%, 12/15/12	75	75,750
6.625%, 03/15/18	50	48,625
BWAY Corp.
10.000%, 10/15/10	250	252,500
Clondalkin Acquisition BV 144A @
3.320%, 12/15/13•	200	125,500
Crown Americas LLC
7.625%, 11/15/13	175	175,656
7.750%, 11/15/15	50	50,250
Graham Packaging Co. LP
9.875%, 10/15/14	275	177,375
Graphic Packaging International, Inc.
8.500%, 08/15/11	200	173,000
9.500%, 08/15/13	25	17,875
Plastipak Holdings, Inc. 144A @
8.500%, 12/15/15	225	157,500
Rock-Tenn Co.
9.250%, 03/15/16	125	124,688
		1,378,719
Pharmaceuticals — 0.1%
Omnicare, Inc.
6.750%, 12/15/13	25	22,688
6.875%, 12/15/15	75	67,125
		89,813

Pipelines — 2.7%
Copano Energy LLC
8.125%, 03/01/16	275	232,375
Dynegy Holdings, Inc.
7.500%, 06/01/15	250	170,625
7.750%, 06/01/19	750	487,500
El Paso Corp.
12.000%, 12/12/13	400	421,000
8.250%, 02/15/16	100	93,500
Kinder Morgan Finance Co.
5.350%, 01/05/11	50	47,750
Knight, Inc.
6.500%, 09/01/12	125	116,562
The Williams Cos, Inc. 144A @
8.750%, 01/15/20	100	99,500
		1,668,812
Real Estate Investment Trusts — 0.9%
Felcor Lodging LP
8.500%, 06/01/11	125	75,000
Host Hotels & Resorts LP
6.750%, 06/01/16	225	164,250
2.625%, 04/15/27 CONV 144A @	200	139,000
Ventas Realty LP
6.500%, 06/01/16	200	173,000
		551,250
Retail — 4.2%
AmeriGas Partners LP
7.250%, 05/20/15	150	141,000
7.125%, 05/20/16	325	305,500

	Par
	(000)	Value†
CORPORATE BONDS — (continued)
Retail — (continued)
Couche-Tard U.S. LP
7.500%, 12/15/13	$200	$196,500
Dollar General Corp.
10.625%, 07/15/15	50	49,875
11.875%, 07/15/17 PIK	150	147,375
Dollarama Group LP
8.875%, 08/15/12	100	85,500
Ferrellgas Escrow LLC
6.750%, 05/01/14	200	168,000
Ferrellgas Partners LP
8.750%, 06/15/12	450	378,000
GameStop Corp.
8.000%, 10/01/12	350	353,500
Inergy LP 144A @
8.750%, 03/01/15	125	120,625
Macy’s Retail Holdings, Inc.
10.625%, 11/01/10	150	138,306
O’Charley’s, Inc.
9.000%, 11/01/13	200	104,000
Sally Holdings LLC
9.250%, 11/15/14	225	213,188
10.500%, 11/15/16	25	21,875
The Pantry, Inc.
7.750%, 02/15/14	250	195,000
		2,618,244
Semiconductors — 0.6%
Advanced Micro Devices, Inc.
5.750%, 08/15/12	200	88,500
Avago Technologies Ltd.
10.125%, 12/01/13	200	178,000
STATS ChipPAC Ltd.
6.750%, 11/15/11	100	85,000
		351,500
Software — 0.8%
First Data Corp.
9.875%, 09/24/15	475	277,875
10.550%, 09/24/15 PIK 144A @	316	131,293
SS&C Technologies, Inc.
11.750%, 12/01/13	75	63,750
		472,918
Storage & Warehousing — 0.3%
Mobile Mini, Inc.
9.750%, 08/01/14	275	204,188

Telecommunications — 13.1%
Alcatel-Lucent USA, Inc.
6.500%, 01/15/28	150	57,000
Alltel Corp.
6.500%, 11/01/13	100	102,058
Broadview Networks Holdings, Inc.
11.375%, 09/01/12	225	130,500
Centennial Communications Corp.
7.185%, 01/01/13•	150	150,000
10.000%, 01/01/13	125	132,812
Cincinnati Bell, Inc.
7.000%, 02/15/15	175	161,000
Cricket Communications, Inc.
9.375%, 11/01/14	525	500,062
10.000%, 07/15/15 144A @	100	96,250
Crown Castle International Corp.
9.000%, 01/15/15	350	350,875
Digicel Group Ltd. 144A @
8.875%, 01/15/15	475	306,375
Digicel Ltd. 144A @
9.250%, 09/01/12	400	353,000
Frontier Communications Corp.
6.250%, 01/15/13	100	90,625
7.125%, 03/15/19	175	137,375
GC Impsat Holdings I Plc 144A @
9.875%, 02/15/17	250	167,500
GCI, Inc.
7.250%, 02/15/14	250	218,750
Intelsat Corp. 144A @
9.250%, 06/15/16	250	231,250
Intelsat Jackson Holdings Ltd.
11.250%, 06/15/16	125	121,250
Intelsat Subsidiary Holding Co. Ltd. 144A @
8.875%, 01/15/15	125	115,938
iPCS, Inc.
3.295%, 05/01/13•	200	150,000
4.420%, 05/01/14 PIK	250	152,500
Level 3 Communications, Inc. CONV
6.000%, 09/15/09	52	50,180
6.000%, 03/15/10	48	40,800
Level 3 Financing, Inc.
12.250%, 03/15/13	175	131,250
MetroPCS Wireless, Inc.
9.250%, 11/01/14 144A @	75	72,375
9.250%, 11/01/14	575	557,750
Millicom International Cellular SA
10.000%, 12/01/13	25	24,438
Motorola, Inc.
8.000%, 11/01/11	50	45,864
Nextel Communications, Inc. CONV
5.250%, 01/15/10	80	77,100
NII Holdings, Inc. CONV
2.750%, 08/15/25	32	29,160
Nordic Telephone Co. Holdings ApS 144A @
8.875%, 05/01/16	425	397,375
Orascom Telecom Finance SCA 144A @
7.875%, 02/08/14	75	48,000
PAETEC Holding Corp.
9.500%, 07/15/15	150	105,000
Qwest Corp.
7.875%, 09/01/11	175	172,375
8.875%, 03/15/12	100	98,750
SBA Communications Corp. CONV 144A @
1.875%, 05/01/13	75	60,000

	Par
	(000)	Value†
CORPORATE BONDS — (continued)
Telecommunications — (continued)
Sprint Capital Corp.
7.625%, 01/30/11	$475	$439,375
8.375%, 03/15/12	175	157,500
6.875%, 11/15/28	75	45,750
8.750%, 03/15/32	50	33,750
Sprint Nextel Corp.
6.000%, 12/01/16	600	429,000
Telesat Canada 144A @
11.000%, 11/01/15	325	269,750
Valor Telecommunications Enterprises Finance Corp.
7.750%, 02/15/15	150	145,875
Verizon Communications, Inc.
8.750%, 11/01/18	145	165,906
West Corp.
9.500%, 10/15/14	250	174,062
Wind Acquisition Finance SA 144A @
10.750%, 12/01/15	400	396,000
Windstream Corp.
8.125%, 08/01/13	25	24,625
8.625%, 08/01/16	250	245,625
		8,162,755
Textiles — 0.4%
Invista 144A @
9.250%, 05/01/12	300	268,500

Transportation — 0.9%
Bristow Group, Inc.
6.125%, 06/15/13	225	182,250
7.500%, 09/15/17	300	225,000
Kansas City Southern de Mexico SA de CV
9.375%, 05/01/12	100	91,000
Kansas City Southern Railway
13.000%, 12/15/13	50	51,000
		549,250
TOTAL CORPORATE BONDS (Cost $72,152,770)		57,897,852

	Number of
	Shares
WARRANTS — 0.0%
Anvil Holdings, Inc., Class A^*	10,264	411
Anvil Holdings, Inc., Class B^*	9,238	1,108
GeoEye Inc.^*	612	6,071
iPCS, Inc.^*	300	0
MDP Acquisitions PLC^*	100	931
Pathmark Stores, Inc.^*	2,350	0

TOTAL WARRANTS (Cost $89,011)		8,521

SHORT-TERM INVESTMENTS — 5.1%
T. Rowe Price Reserve Investment Fund (Cost $3,154,144)	3,154,144	3,154,144

TOTAL INVESTMENTS — 100.0% (Cost $78,263,361)(a)		$62,266,799

†	See Security Valuation Note.
*	Non-income producing security.
@

Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

^	Illiquid security. The total market value of illiquid securities at March 31, 2009 is $834,866.
•	Variable Rate Security.
¤	Defaulted Security.
~	Fair valued security. The total market value of fair valued securities at March 31, 2009 is $61,042.
+	Effective Yield. For those bonds that become coupon paying at a future date, the interest rate disclosed represents that annualized effective yield from the date of acquisition to maturity.
(a)

At March 31, 2009, the cost for Federal income tax purposes was $78,284,402. Net unrealized appreciation/depreciation was $-16017603. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $657,995 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $16,675,598.

CONV — Convertible Security.

LLC — Limited Liability Company.

LP — Limited Partnership.

PIK — Payment in Kind Security.

Plc — Public Limited Company.

STEP — Step Coupon Bond.

The Fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  The three levels of the fair value hierarchy under SFAS 157 are described below:

•                Level 1 - quoted prices in active markets for identical securities

•                Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of March 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Market Value)
Level 1 — Quoted Prices	$4,3419,179
Level 2 — Other Significant Observable Inputs	57,886,578
Level 3 — Significant Unobservable Inputs	61,042
Total	$62,266,799

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in
Securities
(Market Value)
Balance as of 12/31/2008	$—
Transfers in and/or out of Level 3	61,042
Balance as of 3/31/2009	61,042

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2009 (Unaudited)

FLEXIBLY MANAGED FUND

	Number of Shares	Value†
COMMON STOCKS — 64.9%
Aerospace & Defense — 3.0%
Goodrich Corp.	342,300	$12,969,747
Lockheed Martin Corp.	89,700	6,191,991
Rockwell Collins, Inc.	219,800	7,174,272
		26,336,010
Agriculture — 1.9%
Philip Morris International, Inc.	463,300	16,484,214

Auto Parts & Equipment — 0.8%
Toyota Industries Corp.	127,200	2,692,166
TRW Automotive Holdings Corp.*	606,300	1,952,286
WABCO Holdings, Inc.	208,600	2,567,866
		7,212,318
Banks — 1.2%
Bank of America Corp.	235,797	1,608,136
First Horizon National Corp.	0	2
JPMorgan Chase & Co.	129,000	3,428,820
State Street Corp.	49,400	1,520,532
Wells Fargo & Co.	294,200	4,189,408
		10,746,898
Beverages — 0.5%
PepsiCo, Inc.	43,600	2,244,528
The Coca-Cola Co.	53,100	2,333,745
		4,578,273
Biotechnology — 0.8%
Millipore Corp.*	124,600	7,153,286

Chemicals — 0.0%
Air Products & Chemicals, Inc.	5,200	292,500

Commercial Services — 2.0%
H&R Block, Inc.	132,700	2,413,813
The Western Union Co.	1,186,500	14,914,305
		17,328,118
Computers — 0.8%
Dell, Inc.*	561,900	5,326,812
International Business Machines Corp.	15,800	1,530,862
		6,857,674
Cosmetics & Personal Care — 0.4%
The Procter & Gamble Co.	80,582	3,794,606

Distribution & Wholesale — 1.0%
Mitsubishi Corp.	533,600	6,927,070
Mitsui & Co. Ltd.	216,000	2,151,599
		9,078,669
Diversified Financial Services — 3.6%
Ameriprise Financial, Inc.	295,500	6,054,795
BlackRock, Inc.	34,600	4,499,384
Franklin Resources, Inc.	226,600	12,206,942
Invesco Ltd.	630,200	8,734,572
		31,495,693
Electric — 4.2%
Constellation Energy Group, Inc.	54,200	1,119,772
Entergy Corp.	172,500	11,745,525
FPL Group, Inc.	52,900	2,683,617
PG&E Corp.	191,600	7,322,952
PPL Corp.	313,900	9,012,069
Progress Energy, Inc.	65,700	2,382,282
Xcel Energy, Inc.	128,100	2,386,503
		36,652,720
Electronics — 1.9%
Tyco Electronics Ltd.	1,455,525	16,068,996

Food — 1.9%
General Mills, Inc.	68,714	3,427,454
Heinz (H.J.) Co.	82,800	2,737,368
Kellogg Co.	234,400	8,586,072
Kraft Foods, Inc., Class A	94,300	2,101,947
		16,852,841
Forest Products & Paper — 0.2%
International Paper Co.	185,100	1,303,104

Gas — 1.2%
Sempra Energy	229,900	10,630,576

Healthcare Products — 3.2%
Bard (C.R.), Inc.	22,500	1,793,700
Baxter International, Inc.	80,200	4,107,844
Becton, Dickinson & Co.	30,800	2,070,992
Covidien Ltd.	457,925	15,221,427
DENTSPLY International, Inc.	167,700	4,502,745
		27,696,708
Household Products & Wares — 0.8%
Fortune Brands, Inc.	277,600	6,815,080

Insurance — 1.4%
AON Corp.	184,200	7,519,044
White Mountains Insurance Group Ltd.	29,200	5,019,772
		12,538,816
Lodging — 1.7%
Choice Hotels International, Inc.	155,500	4,015,010
Marriott International, Inc., Class A	637,682	10,432,478
		14,447,488
Machinery - Diversified — 0.3%
Roper Industries, Inc.	66,500	2,822,925

Media — 4.4%
Cablevision Systems Corp., Class A	737,200	9,539,368
Discovery Communications, Inc., Class A*	87,500	1,401,750
Discovery Communications, Inc., Class C*	91,900	1,346,335
Time Warner Cable, Inc.	319,454	7,922,449
Time Warner, Inc.	927,667	17,903,967
		38,113,869
Miscellaneous Manufacturing — 4.7%
3M Co.	254,500	12,653,740
Danaher Corp.	300,939	16,316,913
Honeywell International, Inc.	214,200	5,967,612
Tyco International Ltd.	309,025	6,044,529
		40,982,794

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — 5.9%
CNX Gas Corp.*	344,000	$8,156,240
Exxon Mobil Corp.	232,800	15,853,680
Japan Petroleum Exploration Co.	54,400	2,181,826
Murphy Oil Corp.	232,500	10,409,025
Royal Dutch Shell Plc ADR	84,400	3,738,920
StatoilHydro ASA	421,200	7,452,260
Total SA ADR	73,800	3,620,628
		51,412,579
Oil & Gas Services — 1.2%
Schlumberger Ltd.	248,808	10,106,581

Pharmaceuticals — 3.5%
Allergan, Inc.	213,254	10,185,011
Cardinal Health, Inc.	243,782	7,674,257
Mead Johnson Nutrition Co., Class A*	27,200	785,264
Wyeth	272,800	11,741,312
		30,385,844
Pipelines — 3.7%
Spectra Energy Corp.	1,254,395	17,737,145
The Williams Cos., Inc.	1,248,400	14,206,792
		31,943,937
Real Estate — 0.2%
The St. Joe Co.*	111,700	1,869,858

Retail — 3.6%
CVS Caremark Corp.	181,800	4,997,682
Kohl’s Corp.*	56,200	2,378,384
Lowe’s Cos., Inc.	952,000	17,374,000
TJX Cos., Inc.	53,800	1,379,432
Wal-Mart Stores, Inc.	96,500	5,027,650
		31,157,148
Semiconductors — 2.8%
Analog Devices, Inc.	354,900	6,838,923
Texas Instruments, Inc.	1,053,538	17,393,912
		24,232,835
Software — 1.0%
Microsoft Corp.	451,700	8,297,729

Telecommunications — 1.1%
Cisco Systems, Inc.*	246,900	4,140,513
Sprint Nextel Corp.*	1,469,000	5,244,330
		9,384,843
TOTAL COMMON STOCKS (Cost $670,356,703)		565,075,530

PREFERRED STOCKS — 2.9%
Auto Parts & Equipment — 0.7%
Johnson Controls, Inc. CONV*	99,000	6,305,310

Banks — 0.2%
Bank of America Corp. CONV	3,200	1,358,400

Diversified Financial Services — 0.4%
AMG Capital Trust I CONV	163,900	3,462,388

Electric — 0.3%
NRG Energy, Inc. CONV	2,800	2,499,000

Finance — 0.0%
Federal National Mortgage Association CONV	70	93,800

Food — 0.0%
Heinz (H.J.) Finance Co. 144A@*	4	345,000

Housewares — 0.4%
Newell Financial Trust I CONV~	190,800	3,442,604

Insurance — 0.6%
Aspen Insurance Holdings Ltd. CONV	131,475	5,324,737

Telecommunications — 0.3%
Crown Castle International Corp. CONV	51,000	2,218,500

TOTAL PREFERRED STOCKS (Cost $43,437,783)		25,049,739

	Par (000)

CORPORATE BONDS — 14.0%
Biotechnology — 0.8%
Millipore Corp. CONV
3.750%, 06/01/26	$7,608	7,056,420

Coal — 0.8%
Peabody Energy Corp.
6.875%, 03/15/13	425	414,375
4.750%, 12/15/41 CONV	8,924	6,269,110
		6,683,485
Diversified Financial Services — 0.7%
Ford Motor Credit Co. LLC
5.544%, 04/15/09•	2,328	2,298,900
SLM Corp.
1.299%, 07/27/09•	2,000	1,926,940
Teco Finance, Inc.
7.000%, 05/01/12	1,675	1,547,429
The NASDAQ OMX Group, Inc. CONV
2.500%, 08/15/13	722	605,577
		6,378,846
Electric — 0.2%
Cilcorp, Inc.
8.700%, 10/15/09	1,000	1,057,500
NiSource Finance Corp.
1.821%, 11/23/09•	289	275,733
		1,333,233
Electronics — 0.3%
Newport Corp. CONV
2.500%, 02/15/12	3,930	2,633,100

Healthcare Products — 0.9%
Henry Schein, Inc. CONV
3.000%, 08/15/34	7,768	8,234,080

	Par (000)	Value†
CORPORATE BONDS — (continued)
Healthcare Services — 0.3%
LifePoint Hospitals, Inc. CONV
3.250%, 08/15/25	$3,676	$2,757,000

Household Products & Wares — 0.1%
Fortune Brands, Inc.
5.125%, 01/15/11	930	912,730

Insurance — 0.2%
Marsh & McLennan Cos., Inc.
7.125%, 06/15/09	1,991	1,990,566

Media — 1.2%
CSC Holdings, Inc.
7.625%, 04/01/11	3,625	3,597,813
Liberty Media LLC CONV
3.125%, 03/30/23	4,408	3,421,710
Viacom, Inc.
5.750%, 04/30/11	3,286	3,201,086
		10,220,609
Mining — 1.8%
Freeport-McMoRan Copper & Gold, Inc.
7.084%, 04/01/15•	8,150	6,703,375
Newmont Mining Corp. CONV
1.250%, 07/15/14	4,495	5,416,475
1.625%, 07/15/17	3,006	3,393,022
		15,512,872
Miscellaneous Manufacturing — 0.1%
Actuant Corp. CONV
2.000%, 11/15/23	272	229,500
Ingersoll Rand Co. Ltd. CONV
4.500%, 04/15/12	679	679,000
		908,500
Oil & Gas — 0.2%
Forest Oil Corp. 144A @
8.500%, 02/15/14	1,300	1,205,750
PetroHawk Energy Corp. 144A @
10.500%, 08/01/14	75	74,625
Quicksilver Resources, Inc. CONV
1.875%, 11/01/24	306	218,408
		1,498,783
Oil & Gas Services — 0.6%
Oil States International, Inc. CONV
2.375%, 07/01/25	6,702	5,194,050

Pharmaceuticals — 0.5%
Valeant Pharmaceuticals International CONV
4.000%, 11/15/13	4,764	4,216,140

Pipelines — 0.3%
Tennessee Gas Pipeline Co.
144A@ 8.000%, 02/01/16	100	100,000
The Williams Cos., Inc.
8.125%, 03/15/12	2,800	2,842,000
		2,942,000
Real Estate Investment Trusts — 0.5%
General Growth Properties, Inc. CONV 144A@^¤
3.980%, 04/15/27	4,170	317,963
Host Hotels & Resorts LP CONV
144A @ 2.625%, 04/15/27	5,153	3,581,335
Kilroy Realty LP CONV 144A @^
3.250%, 04/15/12	557	348,821
		4,248,119
Retail — 1.2%
Group 1 Automotive, Inc. CONV STEP
2.250%, 06/15/36	7,957	4,127,694
Home Depot, Inc.
1.445%, 12/16/09•	1,269	1,244,999
Penske Auto Group, Inc.
7.750%, 12/15/16	2,125	1,062,500
3.500%, 04/01/26 CONV	5,006	3,998,543
		10,433,736
Semiconductors — 1.8%
Linear Technology Corp. CONV
3.000%, 05/01/27	11,765	9,735,537
Xilinx, Inc. CONV
3.125%, 03/15/37	8,074	5,964,668
		15,700,205
Telecommunications — 1.5%
American Tower Corp.
7.500%, 05/01/12	75	75,375
7.125%, 10/15/12	1,425	1,432,125
AT&T, Inc.
4.125%, 09/15/09	218	220,005
BellSouth Corp.
4.200%, 09/15/09	339	342,231
Crown Castle International Corp.
9.000%, 01/15/15	500	501,250
JDS Uniphase Corp. CONV
1.000%, 05/15/26	5,290	3,246,737
Lucent Technologies, Inc. CONV
2.875%, 06/15/25	4,508	2,101,855
MetroPCS Wireless, Inc.
144A @ 9.250%, 11/01/14	2,000	1,930,000
SBA Communications Corp. CONV
144A@ 1.875%, 05/01/13	959	767,200
Sprint Capital Corp.
8.375%, 03/15/12	2,650	2,385,000
6.900%, 05/01/19	300	211,500
		13,213,278
TOTAL CORPORATE BONDS (Cost $143,768,149)		122,067,752

LOAN AGREEMENTS — 5.6%
Auto Manufacturers — 0.4%
Oshkosh Truck Corp.‡
7.059%, 12/06/13	4,425	3,292,094

	Par (000)	Value†
LOAN AGREEMENTS — (continued)
Biotechnology — 0.1%
Life Technologies Corp.‡
5.250%, 06/11/15	746	$737,235

Diversified Financial Services — 0.3%
Nuveen Investment, Inc.‡
3.518%-4.232%, 11/13/14	4,489	2,417,460

Engineering & Construction — 0.1%
CSC Holdings, Inc.‡
1.556%, 02/24/12	1,358	1,248,781

Food — 1.3%
Wm. Wrigley Jr. Co.‡
6.500%, 09/30/14	11,603	11,482,801

Forest Products & Paper — 0.9%
Georgia-Pacific Corp.‡
2.518%-3.293%, 12/20/10	840	791,799
2.518%-3.293%, 12/20/12	8,026	7,098,297
		7,890,096
Healthcare Products — 0.3%
BSC International‡
2.271%-2.976%, 04/21/11	2,763	2,528,544

Healthcare Services — 0.3%
HCA, Inc.‡
3.220%, 11/18/12	3,597	3,102,310

Lodging — 0.3%
MGM Mirage‡
4.750%, 10/03/11	5,750	2,493,028

Media — 1.4%
Discovery Communications‡
3.220%, 05/14/14	2,487	2,289,126
The Weather Channel, Inc.‡
7.250%, 07/25/15	9,952	9,570,415
		11,859,541
Telecommunications — 0.2%
Cricket Communication Co.‡
2.500%-5.750%, 06/16/13	1,746	1,643,505

TOTAL LOAN AGREEMENTS (Cost $50,765,427)		48,695,395

	Number of Contracts
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
Automatic Data Processing, Inc., $50, 01/16/10*	43	1,075
Danaher Corp., $80, 01/16/10*	46	2,990
International Paper Co., $35, 01/16/10*	47	470
Johnson & Johnson, $65, 01/16/10*	141	14,100
Johnson & Johnson, $70, 01/16/10*	87	4,350
Northrop Grumman Corp., $80, 01/16/10*	17	340
Wellpoint, Inc., $50, 01/16/10*	144	43,200

TOTAL PURCHASED OPTIONS (Cost $325,359)		$66,525

SHORT-TERM INVESTMENTS — 12.8%
T. Rowe Price Reserve Investment Fund (Cost $112,017,338)	$112,017,338	112,017,338

WRITTEN OPTIONS — (0.2)%
Call Options — (0.2)%
Exxon Mobil Corp., $80, 01/16/10*	(630)	(283,500)
Exxon Mobil Corp., $85, 01/16/10*	(588)	(188,160)
General Mills, Inc., $70, 01/16/10*	(384)	(9,600)
Heinz (H.J.) Finance Co., $40, 01/16/10*	(828)	(82,800)
Kellog Co., $45, 01/16/10*	(1,261)	(119,795)
Kraft Foods, Inc., $27.5, 01/16/10*	(943)	(61,295)
Marriot International, Inc., $25, 04/18/09*	(1,127)	(5,635)
Microsoft Corp., $22.5, 01/16/10*	(2,377)	(342,288)
PepsiCo., Inc., $60, 01/16/10*	(436)	(91,560)
PG&E Corp., $40, 01/16/10*	(1,215)	(352,350)
Progress Energy, Inc., $40, 01/16/10*	(657)	(114,975)
The Coca Cola Co., $47.5, 01/16/10*	(531)	(165,672)
The Procter & Gamble Co., $60, 01/16/10*	(595)	(78,540)
Tyco Electronics Ltd., $30, 01/16/10*	(947)	(37,880)
Xcel Energy, Inc., $20, 01/16/10*	(577)	(60,585)

TOTAL WRITTEN OPTIONS (Premiums $(3,493,709))		(1,994,635)

TOTAL INVESTMENTS — 100.0% (Cost $1,017,177,05)(a)		$870,977,644

†                  See Security Valuation Note.

*                 Non-income producing security.

@            Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

•                  Variable Rate Security.

^                  Illiquid security. The total market value of illiquid securities at March 31, 2009 is $1,011,784.

~                 Fair valued security. The total market value of fair valued securities at March 31, 2009 is $3,442,604.

¤                 Defaulted Security.

‡                  Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at March 31, 2009. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(a)          At March 31, 2009, the cost for Federal income tax purposes was $1,040,843,991.  Net unrealized appreciation/depreciation was $-169866347.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $26,540,752 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $196,407,099.

ADR — American Depository Receipt.

CONV — Convertible Security.

LLC — Limited Liability Company.

LP — Limited Partnership.

Plc — Public Limited Company.

STEP — Step Coupon Bond.

The Fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  The three levels of the fair value hierarchy under SFAS 157 are described below:

• Level 1 - quoted prices in active markets for identical securities

• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of March 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Market Value)
Level 1 — Quoted Prices	$695,070,893
Level 2 — Other Significant Observable Inputs	175,906,751
Level 3 — Significant Unobservable Inputs	—
Total	$870,977,644

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2009 (Unaudited)

BALANCED FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 60.3%
Penn Series Index 500 Fund (Cost $43,030,374)	5,327,072	$29,778,332

AFFILIATED FIXED INCOME FUNDS — 39.7%
Penn Series Quality Bond Fund (Cost $20,065,135)	1,875,560	19,637,118

TOTAL INVESTMENTS — 100.0% (Cost $63,095,509)(a)		$49,415,450

†                  See Security Valuation Note.

(a)          At March 31, 2009, the cost for Federal income tax purposes was $65,652,457. Net unrealized depreciation was $16,237,007. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $0 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $16,237,007.

The Fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 - quoted prices in active markets for identical securities

•      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of March 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Market Value)
Level 1 — Quoted Prices	$49,415,450
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$49,415,450

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2009 (Unaudited)

LARGE GROWTH STOCK FUND

	Number of
	Shares	Value†
COMMON STOCKS — 95.8%
Aerospace & Defense — 0.7%
Lockheed Martin Corp.	10,300	$711,009

Apparel — 1.0%
NIKE, Inc., Class B	19,500	914,355

Banks — 1.5%
Northern Trust Corp.	9,300	556,326
State Street Corp.	8,700	267,786
The Goldman Sachs Group, Inc.	5,700	604,314
		1,428,426
Beverages — 2.8%
PepsiCo, Inc.	35,500	1,827,540
The Coca-Cola Co.	18,200	799,890
		2,627,430
Biotechnology — 4.4%
Amgen, Inc.*	11,300	559,576
Celgene Corp.*	13,300	590,520
Gilead Sciences, Inc.*	65,900	3,052,488
		4,202,584
Chemicals — 2.1%
Monsanto Co.	6,300	523,530
Praxair, Inc.	21,600	1,453,464
		1,976,994
Commercial Services — 4.6%
Apollo Group, Inc., Class A*	11,500	900,795
Automatic Data Processing, Inc.	33,000	1,160,280
Mastercard, Inc., Class A	2,900	485,692
The Western Union Co.	85,900	1,079,763
Visa, Inc., Class A	13,800	767,280
		4,393,810
Computers — 7.2%
Accenture Ltd., Class A	49,000	1,347,010
Apple, Inc.*	40,600	4,267,872
EMC Corp.*	34,900	397,860
Research In Motion Ltd.*	20,100	865,707
		6,878,449
Cosmetics & Personal Care — 1.3%
The Procter & Gamble Co.	26,812	1,262,577

Diversified Financial Services — 1.4%
BlackRock, Inc.	2,900	377,116
Franklin Resources, Inc.	7,800	420,186
Redecard S.A.	19,800	239,930
The Charles Schwab Corp.	17,800	275,900
		1,313,132
Electronics — 0.8%
Dolby Laboratories, Inc., Class A*	21,900	747,009

Food — 2.3%
Groupe Danone	16,220	790,021
Nestle S.A.	27,173	918,578
SYSCO Corp.	20,300	462,840
		2,171,439
Healthcare Products — 6.2%
Baxter International, Inc.	15,500	793,910
Becton, Dickinson & Co.	14,600	981,704
Covidien Ltd.	26,550	882,522
DENTSPLY International, Inc.	14,300	383,955
Intuitive Surgical, Inc.*	600	57,216
Medtronic, Inc.	54,000	1,591,380
St. Jude Medical, Inc.*	20,600	748,398
Stryker Corp.	14,800	503,792
		5,942,877
Healthcare Services — 1.0%
WellPoint, Inc.*	24,600	934,062

Internet — 10.6%
Amazon.com, Inc.*	56,900	4,178,736
Expedia, Inc.*	33,777	306,695
Google, Inc., Class A*	8,300	2,888,898
McAfee, Inc.*	25,900	867,650
priceline.com, Inc.*	4,300	338,754
TENCENT Holdings Ltd.	80,200	593,952
VeriSign, Inc.*	45,700	862,359
		10,037,044
Machinery - Diversified — 0.4%
Deere & Co.	12,600	414,162

Media — 2.1%
Shaw Communications, Inc., Class B	45,500	689,325
The McGraw-Hill Cos., Inc.	56,200	1,285,294
		1,974,619
Mining — 0.7%
Agnico-Eagle Mines Ltd.	1,600	91,072
BHP Billiton Ltd.	27,671	613,983
		705,055
Miscellaneous Manufacturing — 3.7%
3M Co.	6,800	338,096
Danaher Corp.	59,400	3,220,668
		3,558,764
Oil & Gas — 4.4%
Chevron Corp.	5,700	383,268
EOG Resources, Inc.	11,600	635,216
Exxon Mobil Corp.	25,000	1,702,500
Murphy Oil Corp.	10,200	456,654
Occidental Petroleum Corp.	800	44,520
Petroleo Brasileiro S.A. ADR	37,500	918,750
		4,140,908
Oil & Gas Services — 2.6%
Cameron International Corp.*	17,900	392,547
Schlumberger Ltd.	39,700	1,612,614
Smith International, Inc.	21,000	451,080
		2,456,241
Pharmaceuticals — 9.7%
Allergan, Inc.	28,200	1,346,832
Elan Corp. PLC ADR*	48,700	323,368
Express Scripts, Inc.*	26,900	1,241,973
McKesson Corp.	18,500	648,240

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Medco Health Solutions, Inc.*	70,400	$2,910,336
Novo Nordisk A/S, B Shares	10,336	495,013
Teva Pharmaceutical Industries Ltd. ADR	13,400	603,670
Wyeth	38,900	1,674,256
		9,243,688
Retail — 8.1%
AutoZone, Inc.*	9,000	1,463,580
Costco Wholesale Corp.	19,700	912,504
CVS Caremark Corp.	41,379	1,137,509
Dollar Tree, Inc.*	12,000	534,600
Lowe’s Cos., Inc.	17,900	326,675
McDonald’s Corp.	12,700	693,039
TJX Cos., Inc.	15,700	402,548
Wal-Mart Stores, Inc.	28,100	1,464,010
Yum! Brands, Inc.	28,200	774,936
		7,709,401
Semiconductors — 1.2%
Broadcom Corp., Class A*	17,200	343,656
Marvell Technology Group Ltd.*	85,700	785,012
		1,128,668
Software — 3.7%
Autodesk, Inc.*	36,800	618,608
Fiserv, Inc.*	16,400	597,944
Microsoft Corp.	109,775	2,016,567
Salesforce.com, Inc.*	9,400	307,662
		3,540,781
Telecommunications — 9.5%
American Tower Corp., Class A*	56,100	1,707,123
Cisco Systems, Inc.*	83,500	1,400,295
Crown Castle International Corp.*	83,900	1,712,399
Juniper Networks, Inc.*	36,600	551,196
Leap Wireless International, Inc.*	16,700	582,329
MetroPCS Communications, Inc.*	51,200	874,496
QUALCOMM, Inc.	56,600	2,202,306
		9,030,144
Transportation — 1.8%
Expeditors International of Washington, Inc.	25,200	712,908
Union Pacific Corp.	3,800	156,218
United Parcel Service, Inc., Class B	16,800	826,896
		1,696,022

TOTAL COMMON STOCKS (Cost $110,993,325)		91,139,650

SHORT-TERM INVESTMENTS — 4.2%
BlackRock Liquidity Funds TempCash - Institutional Shares	1,624,781	1,624,781
BlackRock Liquidity Funds TempFund - Institutional Shares	1,624,781	1,624,781
T. Rowe Price Reserve Investment Fund	720,295	720,295

TOTAL SHORT-TERM INVESTMENTS (Cost $3,969,857)		3,969,857

TOTAL INVESTMENTS — 100.0% (Cost $114,963,182)(a)		$95,109,507

†	See Security Valuation Note.
*	Non-income producing security.
(a)

At March 31, 2009, the cost for Federal income tax purposes was $116,676,591. Net unrealized depreciation was $21,567,084.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $2,483,034 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $24,050,118.

ADR — American Depository Receipt.
Plc — Public Limited Company.

COMMON STOCKS COUNTRY DIVERSIFICATION	% of Market Value	Value†
United States	88.4%	$80,575,013
France	2.6%	2,402,635
Bermuda	2.3%	2,132,022
Canada	1.8%	1,646,104
Brazil	1.3%	1,158,680
Switzerland	1.0%	918,578
Australia	0.7%	613,983
Israel	0.7%	603,670
China	0.7%	593,952
Denmark	0.5%	495,013
	100.0%	$91,139,650

The Fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of March 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Market Value)
Level 1 — Quoted Prices	$95,109,507
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$95,109,507

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2009 (Unaudited)

LARGE CAP GROWTH FUND

	Number of
	Shares	Value†
COMMON STOCKS — 97.2%
Agriculture — 1.1%
Archer-Daniels-Midland Co.	7,260	$201,683

Banks — 3.5%
Northern Trust Corp.	6,590	394,214
The Goldman Sachs Group, Inc.	2,400	254,448
		648,662
Beverages — 3.2%
PepsiCo, Inc.	11,590	596,653

Biotechnology — 5.4%
Celgene Corp.*	5,520	245,088
Gilead Sciences, Inc.*	13,540	627,173
Myriad Genetics, Inc.*	3,040	138,229
		1,010,490
Chemicals — 2.0%
Monsanto Co.	4,558	378,770

Coal — 1.6%
Peabody Energy Corp.	12,200	305,488

Commercial Services — 3.3%
Robert Half International, Inc.	8,350	148,881
The Western Union Co.	13,590	170,826
Visa, Inc., Class A	5,320	295,792
		615,499
Computers — 6.8%
Apple, Inc.*	5,259	552,826
International Business Machines Corp.	7,470	723,768
		1,276,594
Cosmetics & Personal Care — 1.5%
Colgate-Palmolive Co.	4,660	274,847

Diversified Financial Services — 4.6%
BlackRock, Inc.	3,190	414,828
IntercontinentalExchange, Inc.*	2,350	175,004
T. Rowe Price Group, Inc.	9,600	277,056
		866,888
Energy-Alternate Sources — 1.1%
First Solar, Inc.*	1,500	199,050

Food — 1.3%
SYSCO Corp.	8,070	183,996
Whole Foods Market, Inc.	3,280	55,104
		239,100
Healthcare Products — 3.0%
Baxter International, Inc.	6,794	347,989
Intuitive Surgical, Inc.*	840	80,102
St. Jude Medical, Inc.*	3,880	140,960
		569,051
Healthcare Services — 0.8%
DaVita, Inc.*	3,520	154,704

Home Builders — 2.3%
NVR, Inc.*	495	211,736
Pulte Homes, Inc.	20,770	227,016
		438,752
Household Products & Wares — 0.8%
Clorox Co.	3,030	155,984

Insurance — 0.8%
Marsh & McLennan Cos., Inc.	7,410	150,052

Internet — 6.1%
Amazon.com, Inc.*	6,100	447,984
F5 Networks, Inc.*	4,180	87,571
Google, Inc., Class A*	1,468	510,952
VeriSign, Inc.*	5,430	102,464
		1,148,971
Lodging — 0.5%
Wynn Resorts Ltd.*	5,070	101,248

Media — 0.9%
Cablevision Systems Corp., Class A	12,570	162,656

Mining — 1.8%
BHP Billiton Ltd. ADR	4,890	218,094
Freeport-McMoRan Copper & Gold, Inc.	3,280	125,001
		343,095
Oil & Gas — 8.1%
Occidental Petroleum Corp.	6,090	338,908
PetroHawk Energy Corp.*	10,050	193,261
Petroleo Brasileiro S.A. ADR	6,580	200,493
Questar Corp.	5,450	160,394
Southwestern Energy Co.*	10,760	319,464
Transocean, Inc.*	5,270	310,087
		1,522,607
Oil & Gas Services — 2.5%
Cameron International Corp.*	10,958	240,309
Weatherford International Ltd.*	20,710	229,260
		469,569
Pharmaceuticals — 6.2%
Abbott Laboratories	11,380	542,826
Allergan, Inc.	2,980	142,325
Express Scripts, Inc.*	2,230	102,959
Roche Holding Ltd. ADR	6,230	214,312
Teva Pharmaceutical Industries Ltd. ADR	3,700	166,685
		1,169,107
Pipelines — 1.1%
Enbridge, Inc.	7,180	206,784

Retail — 7.5%
Best Buy Co., Inc.	5,150	195,494
CVS Caremark Corp.	14,472	397,835
Darden Restaurants, Inc.	2,800	95,928
Guess?, Inc.	5,194	109,490
Kohl’s Corp.*	6,710	283,967
Lowe’s Cos., Inc.	11,250	205,312
Yum! Brands, Inc.	4,660	128,057
		1,416,083

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — 6.6%
Applied Materials, Inc.	28,350	$304,763
Broadcom Corp., Class A*	11,240	224,575
Intel Corp.	29,200	439,460
Lam Research Corp.*	12,300	280,071
		1,248,869
Software — 1.2%
Adobe Systems, Inc.*	5,030	107,592
Salesforce.com, Inc.*	3,350	109,645
		217,237
Telecommunications — 8.3%
American Tower Corp., Class A*	8,060	245,266
China Mobile Ltd. ADR	8,620	375,142
China Unicom (Hong Kong) Ltd. ADR	16,350	170,204
MetroPCS Communications, Inc.*	11,420	195,054
QUALCOMM, Inc.	14,895	579,564
		1,565,230
Transportation — 2.3%
Union Pacific Corp.	5,129	210,853
United Parcel Service, Inc., Class B	4,290	211,154
		422,007
Water — 1.0%
Aqua America, Inc.	9,670	193,400

TOTAL COMMON STOCKS (Cost $20,544,345)		18,269,130

SHORT-TERM INVESTMENTS — 2.8%
BlackRock Liquidity Funds TempCash - Institutional Shares	262,075	262,075
BlackRock Liquidity Funds TempFund - Institutional Shares	262,075	262,075

TOTAL SHORT-TERM INVESTMENTS (Cost $524,150)		524,150

TOTAL INVESTMENTS — 100.0% (Cost $21,068,495)(a)		$18,793,280

†	See Security Valuation Note.
*	Non-income producing security.
(a)

At March 31, 2009, the cost for Federal income tax purposes was $21,423,383.  Net unrealized depreciation was $2,630,103.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $651,119 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,281,222.

ADR — American Depository Receipt.

The Fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of March 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Market Value)
Level 1 — Quoted Prices	$18,793,280
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$18,793,280

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2009 (Unaudited)

LARGE CORE GROWTH FUND

	Number of
	Shares	Value†
COMMON STOCKS — 97.0%
Banks — 1.7%
JPMorgan Chase & Co.	28,860	$767,099
State Street Corp.	28,308	871,320
		1,638,419
Biotechnology — 5.4%
Celgene Corp.*	36,120	1,603,728
Gilead Sciences, Inc.*	77,470	3,588,410
		5,192,138
Chemicals — 3.9%
CF Industries Holdings, Inc.	13,290	945,318
Praxair, Inc.	41,980	2,824,834
		3,770,152
Commercial Services — 2.2%
Apollo Group, Inc., Class A*	26,365	2,065,170

Computers — 9.6%
Apple, Inc.*	24,110	2,534,443
EMC Corp.*	86,392	984,869
Hewlett-Packard Co.	71,374	2,288,250
International Business Machines Corp.	35,220	3,412,466
		9,220,028
Distribution & Wholesale — 0.5%
Fastenal Co.	14,880	478,466

Diversified Financial Services — 1.4%
CME Group, Inc.	5,470	1,347,753

Electronics — 1.0%
Thermo Fisher Scientific, Inc.*	27,943	996,727

Engineering & Construction — 1.4%
Fluor Corp.	25,230	871,697
Foster Wheeler AG*	25,530	446,009
		1,317,706
Healthcare Products — 3.0%
Baxter International, Inc.	14,490	742,178
Covidien Ltd.	32,800	1,090,272
St. Jude Medical, Inc.*	29,340	1,065,922
		2,898,372
Healthcare Services — 1.6%
Laboratory Corp. of America Holdings*	11,630	680,239
UnitedHealth Group, Inc.	38,130	798,061
		1,478,300
Insurance — 4.8%
AON Corp.	32,780	1,338,080
MetLife, Inc.	22,360	509,137
The Travelers Cos., Inc.	66,453	2,700,650
		4,547,867
Internet — 4.1%
Amazon.com, Inc.*	8,150	598,536
Equinix, Inc.*	26,220	1,472,253
Google, Inc., Class A*	5,240	1,823,834
		3,894,623
Media — 2.9%
The DIRECTV Group, Inc.*	119,980	2,734,344

Mining — 0.6%
Freeport-McMoRan Copper & Gold, Inc.	13,230	504,195
Newmont Mining Corp.	2,073	92,788
		596,983
Miscellaneous Manufacturing — 2.8%
ITT Corp.	26,860	1,033,304
Tyco International Ltd.	83,450	1,632,282
		2,665,586
Oil & Gas — 7.3%
Newfield Exploration Co.*	18,933	429,779
Occidental Petroleum Corp.	31,640	1,760,766
Petroleo Brasileiro S.A. ADR	83,590	2,546,988
Pioneer Natural Resources Co.	31,230	514,358
Transocean, Inc.*	30,230	1,778,733
		7,030,624
Oil & Gas Services — 1.5%
National-Oilwell Varco, Inc.*	50,350	1,445,549

Pharmaceuticals — 4.6%
Abbott Laboratories	47,389	2,260,455
Teva Pharmaceutical Industries Ltd. ADR	47,443	2,137,307
		4,397,762
Retail — 16.6%
Best Buy Co., Inc.	22,650	859,794
CVS Caremark Corp.	84,191	2,314,411
GameStop Corp., Class A*	23,994	672,312
Kohl’s Corp.*	51,740	2,189,637
Lowe’s Cos., Inc.	121,170	2,211,352
McDonald’s Corp.	46,070	2,514,040
Wal-Mart Stores, Inc.	65,890	3,432,869
Yum! Brands, Inc.	61,950	1,702,386
		15,896,801
Semiconductors — 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	235,990	2,112,111

Software — 7.1%
Activision Blizzard, Inc.*	89,820	939,517
Microsoft Corp.	182,480	3,352,158
Oracle Corp.	140,350	2,536,124
		6,827,799
Telecommunications — 10.8%
American Tower Corp., Class A*	85,546	2,603,165
Cisco Systems, Inc.*	136,040	2,281,391
Corning, Inc.	84,220	1,117,599
NII Holdings, Inc.*	71,909	1,078,635
QUALCOMM, Inc.	82,744	3,219,569
		10,300,359

TOTAL COMMON STOCKS (Cost $113,262,289)		92,853,639

	Number of
	Shares	Value†
SHORT-TERM INVESTMENTS — 3.0%
BlackRock Liquidity Funds TempCash - Institutional Shares	1,444,385	$1,444,385
BlackRock Liquidity Funds TempFund - Institutional Shares	1,444,384	1,444,384

TOTAL SHORT-TERM INVESTMENTS (Cost $2,888,769)		2,888,769

TOTAL INVESTMENTS — 100.0% (Cost $116,151,058)(a)		$95,742,408

†	See Security Valuation Note.
*	Non-income producing security.
(a)

At March 31, 2009, the cost for Federal income tax purposes was $117,292,211.  Net unrealized depreciation was $21,549,803.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $2,167,892 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $23,717,695.

ADR — American Depository Receipt.

The Fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of March 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Market Value)
Level 1 — Quoted Prices	$95,742,408
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$95,742,408

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2009 (Unaudited)

LARGE CAP VALUE FUND

	Number of
	Shares	Value†
COMMON STOCKS — 96.4%
Aerospace & Defense — 1.4%
Goodrich Corp.	34,220	$1,296,596

Agriculture — 3.3%
Lorillard, Inc.	19,150	1,182,321
Philip Morris International, Inc.	57,000	2,028,060
		3,210,381
Auto Manufacturers — 2.6%
Navistar International Corp.*	75,860	2,538,276

Banks — 5.1%
JPMorgan Chase & Co.	108,310	2,878,880
Morgan Stanley	37,320	849,776
SunTrust Banks, Inc.	17,600	206,624
Wells Fargo & Co.	65,520	933,005
		4,868,285
Beverages — 2.9%
Molson Coors Brewing Co., Class B	80,430	2,757,140

Chemicals — 5.2%
Lubrizol Corp.	118,990	4,046,850
Potash Corp. of Saskatchewan, Inc.	11,600	937,396
		4,984,246
Computers — 3.2%
Apple, Inc.*	6,760	710,611
Research In Motion Ltd.*	54,770	2,358,944
		3,069,555
Diversified Financial Services — 1.4%
National Financial Partners Corp.	96,800	309,760
SLM Corp.*	209,600	1,037,520
		1,347,280
Electric — 6.7%
Exelon Corp.	52,070	2,363,457
PG&E Corp.	106,110	4,055,524
		6,418,981
Entertainment — 1.2%
Cinemark Holdings, Inc.	121,970	1,145,298

Food — 5.1%
Campbell Soup Co.	86,010	2,353,233
The Kroger Co.	120,340	2,553,615
		4,906,848
Healthcare Products — 1.1%
Covidien Ltd.	30,600	1,017,144

Healthcare Services — 3.2%
Aetna, Inc.	86,890	2,114,034
UnitedHealth Group, Inc.	47,440	992,919
		3,106,953
Insurance — 7.7%
Assurant, Inc.	93,420	2,034,688
Everest Re Group Ltd.	54,200	3,837,360
MetLife, Inc.	65,400	1,489,158
		7,361,206
Internet — 1.2%
Google, Inc., Class A*	3,370	1,172,962

Media — 4.6%
Cablevision Systems Corp., Class A	61,760	799,174
News Corp., Class A	379,664	2,513,376
Time Warner Cable, Inc.	42,596	1,056,381
		4,368,931
Miscellaneous Manufacturing — 4.1%
Tyco International Ltd.	200,980	3,931,169

Oil & Gas — 14.1%
Apache Corp.	21,130	1,354,222
Chevron Corp.	75,080	5,048,379
Devon Energy Corp.	48,490	2,167,018
Exxon Mobil Corp.	34,200	2,329,020
Petroleo Brasileiro S.A. ADR	107,080	2,623,460
		13,522,099
Pharmaceuticals — 10.6%
Abbott Laboratories	41,880	1,997,676
Merck & Co., Inc.	110,700	2,961,225
Pfizer, Inc.	181,800	2,476,116
Wyeth	63,780	2,745,091
		10,180,108
Retail — 2.5%
Bed Bath & Beyond, Inc.*	38,200	945,450
Walgreen Co.	57,340	1,488,546
		2,433,996
Telecommunications — 7.2%
AT&T, Inc.	180,457	4,547,517
QUALCOMM, Inc.	59,940	2,332,265
		6,879,782
Transportation — 1.2%
United Parcel Service, Inc., Class B	24,080	1,185,218

Trucking and Leasing — 0.8%
Aircastle Ltd.	173,610	807,287

TOTAL COMMON STOCKS (Cost $112,037,053)		92,509,741

SHORT-TERM INVESTMENTS — 3.7%
BlackRock Liquidity Funds TempCash - Institutional Shares	1,748,528	1,748,528
BlackRock Liquidity Funds TempFund - Institutional Shares	1,748,528	1,748,528

TOTAL SHORT-TERM INVESTMENTS (Cost $3,497,056)		3,497,056

	Number of
	Contracts	Value†
WRITTEN OPTIONS — (0.1)%
Call Options — 0.0%
JPMorgan Chase & Co., $30, 04/18/09*	(183)	$(16,104)
Morgan Stanley, $30, 04/18/09*	(191)	(2,865)
		(18,969)
Put Options — (0.1)%
Aetna, Inc., $18, 07/18/09*	(170)	(15,300)
UnitedHealth Group, Inc., $15, 06/20/09*	(233)	(15,145)
		(30,445)
Total WRITTEN OPTIONS (Premiums $(88,975))		(49,414)

TOTAL INVESTMENTS — 100.0% (Cost $115,445,134)(a)		$95,957,383

†	See Security Valuation Note.
*	Non-income producing security.
(a)

At March 31, 2009, the cost for Federal income tax purposes was $118,829,507. Net unrealized appreciation/depreciation was $22,872,124. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,958,288 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $24,830,412.

ADR — American Depository Receipt.

The Fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of March 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Market Value)
Level 1 — Quoted Prices	$95,957,383
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$95,957,383

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2009 (Unaudited)

LARGE CORE VALUE FUND

	Number of
	Shares	Value†
COMMON STOCKS — 94.7%
Aerospace & Defense — 4.9%
General Dynamics Corp.	14,537	$604,594
Lockheed Martin Corp.	24,114	1,664,589
Raytheon Co.	17,216	670,391
United Technologies Corp.	49,121	2,111,221
		5,050,795
Agriculture — 1.9%
Philip Morris International, Inc.	56,300	2,003,154

Apparel — 1.0%
NIKE, Inc., Class B	21,251	996,459

Banks — 7.9%
Capital One Financial Corp.	45,019	551,033
JPMorgan Chase & Co.	107,961	2,869,603
Northern Trust Corp.	27,535	1,647,144
The Goldman Sachs Group, Inc.	10,898	1,155,406
Wells Fargo & Co.	134,826	1,919,922
		8,143,108
Beverages — 0.5%
PepsiCo, Inc.	9,874	508,314

Biotechnology — 2.5%
Amgen, Inc.*	41,500	2,055,080
Biogen Idec, Inc.*	10,916	572,217
		2,627,297
Chemicals — 0.9%
Air Products & Chemicals, Inc.	16,520	929,250

Coal — 0.6%
Peabody Energy Corp.	25,444	637,118

Computers — 4.8%
Hewlett-Packard Co.	74,071	2,374,716
International Business Machines Corp.	26,327	2,550,823
		4,925,539
Diversified Financial Services — 0.6%
Franklin Resources, Inc.	10,752	579,210

Electric — 7.0%
Edison International	64,213	1,849,977
FirstEnergy Corp.	45,480	1,755,528
NRG Energy, Inc.*	25,374	446,582
PG&E Corp.	24,597	940,097
Public Service Enterprise Group, Inc.	77,679	2,289,200
		7,281,384
Electrical Components & Equipment — 0.8%
Emerson Electric Co.	27,632	789,723

Electronics — 0.6%
Thermo Fisher Scientific, Inc.*	18,652	665,317

Environmental Control — 1.1%
Waste Management, Inc.	46,048	1,178,829

Food — 4.8%
Nestle SA ADR*	77,454	2,598,581
The Kroger Co.	113,949	2,417,998
		5,016,579
Healthcare Products — 4.3%
Boston Scientific Corp.*	107,024	850,841
Covidien Ltd.	30,018	997,798
Johnson & Johnson	48,915	2,572,929
		4,421,568
Healthcare Services — 1.0%
Aetna, Inc.	43,130	1,049,353

Household Products & Wares — 1.3%
Clorox Co.	11,210	577,091
Kimberly-Clark Corp.	15,870	731,766
		1,308,857
Insurance — 6.3%
Chubb Corp.	63,263	2,677,290
MetLife, Inc.	52,482	1,195,015
The Travelers Cos., Inc.	64,545	2,623,109
		6,495,414
Iron & Steel — 0.7%
Nucor Corp.	18,148	692,709

Machinery - Diversified — 0.7%
Deere & Co.	22,627	743,749

Media — 3.0%
Comcast Corp., Class A	155,636	2,122,875
Time Warner Cable, Inc.	0	12
Time Warner, Inc.	53,346	1,029,584
		3,152,471
Mining — 0.9%
BHP Billiton Ltd. ADR	20,990	936,154

Oil & Gas — 14.5%
Anadarko Petroleum Corp.	32,440	1,261,591
Apache Corp.	10,766	689,993
Chevron Corp.	39,972	2,687,717
Devon Energy Corp.	10,876	486,048
Diamond Offshore Drilling, Inc.	21,644	1,360,542
Exxon Mobil Corp.	31,521	2,146,580
Hess Corp.	12,849	696,416
Occidental Petroleum Corp.	43,261	2,407,475
Total SA ADR	50,911	2,497,694
XTO Energy, Inc.	23,298	713,385
		14,947,441
Pharmaceuticals — 6.3%
Abbott Laboratories	15,910	758,907
Bristol-Myers Squibb Co.	34,218	750,058
Merck & Co., Inc.	50,000	1,337,500
Pfizer, Inc.	161,972	2,206,059
Schering-Plough Corp.	60,693	1,429,320
		6,481,844
Retail — 7.7%
Best Buy Co., Inc.	48,000	1,822,080

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
CVS Caremark Corp.	90,997	$2,501,508
Staples, Inc.	88,908	1,610,124
TJX Cos., Inc.	32,371	829,992
Wal-Mart Stores, Inc.	24,045	1,252,744
		8,016,448
Software — 0.8%
Microsoft Corp.	42,589	782,360

Telecommunications — 5.9%
AT&T, Inc.	108,976	2,746,195
Cisco Systems, Inc.*	40,329	676,317
Verizon Communications, Inc.	89,987	2,717,608
		6,140,120
Transportation — 1.4%
Burlington Northern Santa Fe Corp.	23,431	1,409,375

TOTAL COMMON STOCKS (Cost $123,043,266)		97,909,939

REAL ESTATE INVESTMENT TRUSTS — 1.4%
Apartments — 0.9%
AvalonBay Communities, Inc.	20,482	963,883

Office Property — 0.5%
Boston Properties, Inc.	12,960	453,989

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,822,080)		1,417,872

SHORT-TERM INVESTMENTS — 3.9%
BlackRock Liquidity Funds TempCash - Institutional Shares	2,027,389	2,027,389
BlackRock Liquidity Funds TempFund - Institutional Shares	2,027,389	2,027,389

TOTAL SHORT-TERM INVESTMENTS (Cost $4,054,778)		4,054,778

TOTAL INVESTMENTS — 100.0% (Cost $128,920,124)(a)		$103,382,589

†	See Security Valuation Note.
*	Non-income producing security.
(a)

At March 31, 2009, the cost for Federal income tax purposes was $130,443,745. Net unrealized depreciation was $27,061,156. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $845,421 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $27,906,577.

ADR — American Depository Receipt.

The Fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of March 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Market Value)
Level 1 — Quoted Prices	$103,382,589
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$103,382,589

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2009 (Unaudited)

INDEX 500 FUND

	Number of
	Shares	Value†
COMMON STOCKS — 96.3%
Advertising — 0.1%
Interpublic Group of Cos., Inc.*	12,834	$52,876
Omnicom Group, Inc.	7,667	179,408
		232,284
Aerospace & Defense — 2.2%
Boeing Co.	18,103	644,105
General Dynamics Corp.	9,697	403,298
Goodrich Corp.	3,147	119,240
L-3 Communications Holdings, Inc.	2,900	196,620
Lockheed Martin Corp.	8,209	566,667
Northrop Grumman Corp.	8,192	357,499
Raytheon Co.	9,976	388,465
Rockwell Collins, Inc.	3,945	128,765
United Technologies Corp.	23,442	1,007,537
		3,812,196
Agriculture — 2.0%
Altria Group, Inc.	50,978	816,668
Archer-Daniels-Midland Co.	15,999	444,452
Lorillard, Inc.	4,203	259,493
Philip Morris International, Inc.	48,971	1,742,388
Reynolds American, Inc.	4,151	148,772
		3,411,773
Airlines — 0.1%
Southwest Airlines Co.	17,817	112,782

Apparel — 0.4%
Coach, Inc.*	8,277	138,226
NIKE, Inc., Class B	9,523	446,533
Polo Ralph Lauren Corp.	1,428	60,333
V.F. Corp.	2,108	120,388
		765,480
Auto Manufacturers — 0.2%
Ford Motor Co.*	54,967	144,563
General Motors Corp.	15,877	30,801
PACCAR, Inc.	8,744	225,246
		400,610
Auto Parts & Equipment — 0.1%
Johnson Controls, Inc.	14,311	171,732
The Goodyear Tire & Rubber Co.*	4,706	29,460
		201,192
Banks — 6.0%
Bank of America Corp.	158,535	1,081,209
BB&T Corp.	13,199	223,327
Capital One Financial Corp.	9,041	110,662
Citigroup, Inc.	131,522	332,751
Comerica, Inc.	3,844	70,384
Fifth Third Bancorp	14,046	41,014
First Horizon National Corp.	5,506	59,130
Huntington Bancshares, Inc.	9,465	15,712
JPMorgan Chase & Co.	91,664	2,436,429
KeyCorp	12,199	96,006
M&T Bank Corp.	1,908	86,318
Marshall & Ilsley Corp.	6,371	35,869
Morgan Stanley	26,363	600,286
Northern Trust Corp.	5,447	325,840
PNC Financial Services Group, Inc.	10,683	312,905
Regions Financial Corp.	16,894	71,968
State Street Corp.	10,347	318,481
SunTrust Banks, Inc.	8,488	99,649
The Bank of New York Mellon Corp.	28,380	801,735
The Goldman Sachs Group, Inc.	11,323	1,200,464
U.S. Bancorp	42,356	618,821
Wells Fargo & Co.	103,937	1,480,063
Zions Bancorporation	2,904	28,546
		10,447,569
Beverages — 2.7%
Brown-Forman Corp., Class B	2,462	95,599
Coca-Cola Enterprises, Inc.	7,928	104,570
Constellation Brands, Inc., Class A*	5,023	59,774
Dr. Pepper Snapple Group, Inc.*	6,000	101,460
Molson Coors Brewing Co., Class B	3,738	128,138
PepsiCo, Inc.	38,133	1,963,087
The Coca-Cola Co.	48,885	2,148,496
The Pepsi Bottling Group, Inc.	3,548	78,553
		4,679,677
Biotechnology — 2.2%
Amgen, Inc.*	25,301	1,252,905
Biogen Idec, Inc.*	7,333	384,396
Celgene Corp.*	11,028	489,643
Genzyme Corp.*	6,730	399,695
Gilead Sciences, Inc.*	22,649	1,049,102
Life Technologies Corp.*	3,959	128,588
Millipore Corp.*	1,277	73,313
		3,777,642
Building Materials — 0.0%
Masco Corp.	8,877	61,961

Chemicals — 2.0%
Air Products & Chemicals, Inc.	5,321	299,306
CF Industries Holdings, Inc.	1,200	85,356
E.I. du Pont de Nemours & Co.	22,423	500,706
Eastman Chemical Co.	1,491	39,959
Ecolab, Inc.	3,833	133,120
International Flavors & Fragrances, Inc.	2,075	63,204
Monsanto Co.	13,537	1,124,925
PPG Industries, Inc.	4,010	147,969
Praxair, Inc.	7,626	513,154
Rohm & Haas Co.	3,054	240,777
Sigma-Aldrich Corp.	2,822	106,643
The Dow Chemical Co.	22,104	186,337
The Sherwin-Williams Co.	2,434	126,495
		3,567,951
Coal — 0.2%
Consol Energy, Inc.	4,476	112,974
Massey Energy Co.	1,574	15,929
Peabody Energy Corp.	6,612	165,565
		294,468
Commercial Services — 1.3%
Apollo Group, Inc., Class A*	2,743	214,859
Automatic Data Processing, Inc.	12,143	426,948

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
Convergys Corp.*	2,417	$19,529
Donnelley (R.R.) & Sons Co.	5,353	39,238
Equifax, Inc.	3,334	81,516
H&R Block, Inc.	8,066	146,721
Iron Mountain, Inc.*	4,300	95,331
Mastercard, Inc., Class A	1,725	288,903
McKesson Corp.	6,625	232,140
Monster Worldwide, Inc.*	2,431	19,813
Moody’s Corp.	4,373	100,229
Paychex, Inc.	7,775	199,584
Robert Half International, Inc.	4,007	71,445
The Western Union Co.	16,678	209,643
Total System Services, Inc.	5,077	70,113
		2,216,012
Computers — 5.3%
Affiliated Computer Services, Inc., Class A*	2,485	119,007
Apple, Inc.*	21,850	2,296,872
Cognizant Technology Solutions Corp., Class A*	7,152	148,690
Computer Sciences Corp.*	3,757	138,408
Dell, Inc.*	43,342	410,882
EMC Corp.*	50,648	577,387
Hewlett-Packard Co.	58,554	1,877,241
International Business Machines Corp.	32,973	3,194,754
Lexmark International, Inc., Class A*	1,721	29,033
NetApp, Inc.*	8,221	122,000
SanDisk Corp.*	5,897	74,597
Sun Microsystems, Inc.*	18,896	138,319
Teradata Corp.*	4,616	74,871
		9,202,061
Cosmetics & Personal Care — 2.5%
Avon Products, Inc.	10,250	197,108
Colgate-Palmolive Co.	12,435	733,416
The Estee Lauder Cos., Inc., Class A	2,937	72,397
The Procter & Gamble Co.	71,653	3,374,140
		4,377,061
Distribution & Wholesale — 0.2%
Fastenal Co.	3,200	102,896
Genuine Parts Co.	4,005	119,589
Grainger (W.W.), Inc.	1,472	103,305
		325,790
Diversified Financial Services — 1.4%
American Express Co.	28,965	394,793
Ameriprise Financial, Inc.	5,346	109,539
CIT Group, Inc.	11,129	31,718
CME Group, Inc.	1,612	397,181
Discover Financial Services	11,778	74,319
E*TRADE Financial Corp.*	10,512	13,455
Federated Investors, Inc., Class B	1,695	37,731
Franklin Resources, Inc.	3,652	196,733
IntercontinentalExchange, Inc.*	1,680	125,110
Invesco Ltd.	9,467	131,213
Janus Capital Group, Inc.	2,866	19,059
Legg Mason, Inc.	3,461	55,030
NYSE Euronext, Inc.	6,585	117,871
SLM Corp.*	11,534	57,093
T. Rowe Price Group, Inc.	6,381	184,156
The Charles Schwab Corp.	22,769	352,919
The NASDAQ OMX Group, Inc.*	3,100	60,698
		2,358,618
Diversified Operations — 0.0%
Leucadia National Corp.*	4,360	64,920

Electric — 3.8%
Allegheny Energy, Inc.	4,187	97,013
Ameren Corp.	5,098	118,223
American Electric Power Co., Inc.	9,857	248,988
CMS Energy Corp.	5,807	68,755
Consolidated Edison, Inc.	6,434	254,851
Constellation Energy Group, Inc.	4,490	92,763
Dominion Resources, Inc.	14,509	449,634
DTE Energy Co.	3,992	110,578
Duke Energy Corp.	31,543	451,696
Dynegy, Inc., Class A*	9,721	13,706
Edison International	7,874	226,850
Entergy Corp.	4,747	323,223
Exelon Corp.	16,235	736,907
FirstEnergy Corp.	7,264	280,390
FPL Group, Inc.	10,085	511,612
Integrys Energy Group, Inc.	1,995	51,950
Northeast Utilities	3,800	82,042
Pepco Holdings, Inc.	5,540	69,139
PG&E Corp.	8,790	335,954
Pinnacle West Capital Corp.	2,569	68,233
PPL Corp.	8,998	258,332
Progress Energy, Inc.	7,013	254,291
Public Service Enterprise Group, Inc.	12,249	360,978
SCANA Corp.	2,800	86,492
Southern Co.	19,211	588,241
TECO Energy, Inc.	5,423	60,466
The AES Corp.*	16,444	95,540
Wisconsin Energy Corp.	2,700	111,159
Xcel Energy, Inc.	10,930	203,626
		6,611,632
Electrical Components & Equipment — 0.3%
Emerson Electric Co.	18,476	528,044
Molex, Inc.	2,723	37,414
		565,458
Electronics — 0.5%
Agilent Technologies, Inc.*	8,645	132,874
Amphenol Corp., Class A	3,900	111,111
FLIR Systems, Inc.*	3,300	67,584
Jabil Circuit, Inc.	4,092	22,752
PerkinElmer, Inc.	3,116	39,791
Thermo Fisher Scientific, Inc.*	10,182	363,192
Tyco Electronics Ltd.	11,453	126,441
Waters Corp.*	2,258	83,433
		947,178
Engineering & Construction — 0.2%
Fluor Corp.	4,370	150,983

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Engineering & Construction — (continued)
Jacobs Engineering Group, Inc.*	2,983	$115,323
		266,306
Entertainment — 0.0%
International Game Technology	6,457	59,534

Environmental Control — 0.3%
Republic Services, Inc.	7,914	135,725
Stericycle, Inc.*	2,000	95,460
Waste Management, Inc.	11,800	302,080
		533,265
Food — 2.1%
Campbell Soup Co.	4,716	129,030
ConAgra Foods, Inc.	10,302	173,795
Dean Foods Co.*	3,972	71,814
General Mills, Inc.	8,055	401,783
Heinz (H.J.) Co.	7,666	253,438
Hormel Foods Corp.	1,700	53,907
Kellogg Co.	6,166	225,861
Kraft Foods, Inc., Class A	36,263	808,302
McCormick & Co., Inc.	3,308	97,818
Safeway, Inc.	10,570	213,408
Sara Lee Corp.	17,219	139,129
SUPERVALU, Inc.	4,753	67,873
SYSCO Corp.	14,452	329,506
The Hershey Co.	4,087	142,023
The J.M. Smucker Co.	2,834	105,623
The Kroger Co.	15,745	334,109
Tyson Foods, Inc., Class A	7,849	73,702
Whole Foods Market, Inc.	3,743	62,882
		3,684,003
Forest Products & Paper — 0.1%
International Paper Co.	10,367	72,984
MeadWestvaco Corp.	3,399	40,754
Weyerhaeuser Co.	4,833	133,246
		246,984
Gas — 0.3%
Centerpoint Energy, Inc.	8,722	90,970
Nicor, Inc.	883	29,342
NiSource, Inc.	7,065	69,237
Sempra Energy	5,798	268,100
		457,649
Hand & Machine Tools — 0.1%
Black & Decker Corp.	1,496	47,214
Snap-On, Inc.	1,128	28,313
The Stanley Works	2,033	59,201
		134,728
Healthcare Products — 4.3%
Bard (C.R.), Inc.	2,442	194,676
Baxter International, Inc.	15,275	782,385
Becton, Dickinson & Co.	6,075	408,483
Boston Scientific Corp.*	36,048	286,582
Covidien Ltd.	12,574	417,960
DENTSPLY International, Inc.	3,400	91,290
Hospira, Inc.*	3,912	120,724
Intuitive Surgical, Inc.*	957	91,260
Johnson & Johnson	67,641	3,557,917
Medtronic, Inc.	27,573	812,576
Patterson Cos., Inc.*	2,374	44,774
St. Jude Medical, Inc.*	8,230	298,996
Stryker Corp.	5,673	193,109
Varian Medical Systems, Inc.*	3,057	93,055
Zimmer Holdings, Inc.*	5,429	198,158
		7,591,945
Healthcare Services — 1.2%
Aetna, Inc.	11,585	281,863
CIGNA Corp.	6,694	117,747
Coventry Health Care, Inc.*	4,167	53,921
DaVita, Inc.*	2,349	103,238
Humana, Inc.*	4,110	107,189
Laboratory Corp. of America Holdings*	2,477	144,880
Quest Diagnostics, Inc.	3,887	184,555
Tenet Healthcare Corp.*	9,374	10,874
UnitedHealth Group, Inc.	29,841	624,572
WellPoint, Inc.*	12,195	463,044
		2,091,883
Home Builders — 0.1%
Centex Corp.	2,416	18,120
Horton (D.R.), Inc.	7,276	70,577
KB Home	1,507	19,862
Lennar Corp., Class A	2,736	20,547
Pulte Homes, Inc.	5,679	62,072
		191,178
Home Furnishings — 0.0%
Harman International Industries, Inc.	1,138	15,397
Whirlpool Corp.	1,669	49,386
		64,783
Household Products & Wares — 0.5%
Avery Dennison Corp.	2,783	62,172
Clorox Co.	3,397	174,877
Fortune Brands, Inc.	3,707	91,007
Kimberly-Clark Corp.	10,287	474,334
		802,390
Housewares — 0.0%
Newell Rubbermaid, Inc.	7,117	45,406

Insurance — 2.1%
Aflac, Inc.	11,400	220,704
American International Group, Inc.	65,709	65,709
AON Corp.	6,544	267,126
Assurant, Inc.	2,973	64,752
Chubb Corp.	8,651	366,110
Cincinnati Financial Corp.	4,092	93,584
Genworth Financial, Inc., Class A	8,469	16,091
Hartford Financial Services Group, Inc.	7,257	56,967
Lincoln National Corp.	6,173	41,297
Loews Corp.	8,684	191,916
Marsh & McLennan Cos., Inc.	12,309	249,257
MBIA, Inc.*	4,152	19,016
MetLife, Inc.	19,985	455,059

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
Principal Financial Group, Inc.	6,265	$51,248
Prudential Financial, Inc.	10,230	194,575
The Allsate Corp.	12,976	248,490
The Progressive Corp.*	16,356	219,825
The Travelers Cos., Inc.	14,131	574,284
Torchmark Corp.	2,257	59,201
Unum Group	8,476	105,950
XL Capital Ltd., Class A	7,749	42,310
		3,603,471
Internet — 2.3%
Akamai Technologies, Inc.*	4,391	85,185
Amazon.com, Inc.*	8,047	590,971
eBay, Inc.*	26,928	338,216
Expedia, Inc.*	4,088	37,119
Google, Inc., Class A*	5,897	2,052,510
McAfee, Inc.*	3,600	120,600
Symantec Corp.*	20,238	302,356
VeriSign, Inc.*	4,909	92,633
Yahoo!, Inc.*	34,520	442,201
		4,061,791
Iron & Steel — 0.2%
AK Steel Holding Corp..	2,192	15,607
Allegheny Technologies, Inc.	1,978	43,378
Nucor Corp.	7,635	291,428
United States Steel Corp.	2,603	55,001
		405,414
Leisure Time — 0.2%
Carnival Corp.	10,545	227,772
Harley-Davidson, Inc.	5,728	76,698
		304,470
Lodging — 0.1%
Marriott International, Inc., Class A	7,279	119,085
Starwood Hotels & Resorts Worldwide, Inc.	4,852	61,620
Wyndham Worldwide Corp.	3,460	14,532
Wynn Resorts Ltd.*	1,300	25,961
		221,198
Machinery - Construction & Mining — 0.2%
Caterpillar, Inc.	14,528	406,203

Machinery - Diversified — 0.4%
Cummins, Inc.	4,574	116,408
Deere & Co.	10,232	336,326
Flowserve Corp.	1,300	72,956
Rockwell Automation, Inc.	3,671	80,175
The Manitowoc Co., Inc.	2,543	8,315
		614,180
Media — 2.2%
CBS Corp., Class B	16,525	63,456
Comcast Corp., Class A	71,034	968,904
Gannett Co., Inc.	4,474	9,843
Meredith Corp.	724	12,047
News Corp., Class A	54,960	363,835
Scripps Networks Interactive, Inc., Class A	2,356	53,034
The DIRECTV Group, Inc.*	12,900	293,991
The McGraw-Hill Cos., Inc.	7,686	175,779
The New York Times Co., Class A	2,813	12,715
The Walt Disney Co.	45,777	831,310
The Washington Post Co., Class B	163	58,207
Time Warner Cable, Inc.	8,596	213,182
Time Warner, Inc.	29,605	571,370
Viacom, Inc., Class B*	14,981	260,370
		3,888,043
Metal Fabricate/Hardware — 0.1%
Precision Castparts Corp.	3,425	205,158

Mining — 0.7%
Alcoa, Inc.	23,248	170,640
Freeport-McMoRan Copper & Gold, Inc.	10,198	388,646
Newmont Mining Corp.	12,083	540,835
Titanium Metals Corp.	1,912	10,459
Vulcan Materials Co.	2,641	116,970
		1,227,550
Miscellaneous Manufacturing — 3.2%
3M Co.	17,080	849,218
Cooper Industries Ltd., Class A	4,304	111,302
Danaher Corp.	6,084	329,875
Dover Corp.	4,605	121,480
Eastman Kodak Co.	5,639	21,428
Eaton Corp.	4,020	148,177
General Electric Co.	257,725	2,605,600
Honeywell International, Inc.	18,008	501,703
Illinois Tool Works, Inc.	9,873	304,582
Ingersoll-Rand Co., Class A	7,718	106,508
ITT Corp.	4,454	171,345
Leggett & Platt, Inc.	3,254	42,270
Pall Corp.	2,645	54,037
Parker Hannifin Corp.	3,681	125,080
Textron, Inc.	6,076	34,876
		5,527,481
Office & Business Equipment — 0.1%
Pitney Bowes, Inc.	5,161	120,509
Xerox Corp.	21,192	96,424
		216,933
Oil & Gas — 11.0%
Anadarko Petroleum Corp.	11,459	445,640
Apache Corp.	8,327	533,677
Cabot Oil & Gas Corp.	2,622	61,800
Chesapeake Energy Corp.	13,710	233,893
Chevron Corp.	48,970	3,292,743
ConocoPhillips	36,180	1,416,809
Devon Energy Corp.	10,929	488,417
Diamond Offshore Drilling, Inc.	1,600	100,576
ENSCO International, Inc.	3,524	93,034
EOG Resources, Inc.	5,958	326,260
EQT Corp.	3,100	97,123
Exxon Mobil Corp.	120,782	8,225,254
Hess Corp.	6,797	368,397
Marathon Oil Corp.	17,551	461,416
Murphy Oil Corp.	4,617	206,703

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Nabors Industries Ltd.*	6,908	$69,011
Noble Energy, Inc.	4,169	224,626
Occidental Petroleum Corp.	19,958	1,110,663
Pioneer Natural Resources Co.	2,900	47,763
Questar Corp.	4,290	126,255
Range Resources Corp.	3,823	157,355
Rowan Cos., Inc.	2,203	26,370
Southwestern Energy Co.*	8,290	246,130
Sunoco, Inc.	2,986	79,069
Tesoro Corp.	3,894	52,452
Valero Energy Corp.	12,540	224,466
XTO Energy, Inc.	13,902	425,679
		19,141,581
Oil & Gas Services — 1.3%
Baker Hughes, Inc.	7,426	212,012
BJ Services Co.	7,250	72,138
Cameron International Corp.*	5,339	117,084
Halliburton Co.	22,369	346,049
National-Oilwell Varco, Inc.*	10,023	287,760
Schlumberger Ltd.	29,444	1,196,015
Smith International, Inc.	5,221	112,147
		2,343,205
Packaging and Containers — 0.2%
Ball Corp.	2,113	91,704
Bemis Co., Inc.	2,549	53,453
Owens-Illinois, Inc.*	4,000	57,760
Pactiv Corp.*	3,358	48,993
Sealed Air Corp.	4,033	55,655
		307,565
Pharmaceuticals — 6.7%
Abbott Laboratories	38,096	1,817,179
Allergan, Inc.	7,416	354,188
AmerisourceBergen Corp.	3,650	119,209
Bristol-Myers Squibb Co.	48,833	1,070,419
Cardinal Health, Inc.	8,782	276,457
Cephalon, Inc.*	1,600	108,960
Eli Lilly & Co.	24,754	827,031
Express Scripts, Inc.*	5,913	273,003
Forest Laboratories, Inc.*	7,462	163,866
King Pharmaceuticals, Inc.*	6,325	44,718
Medco Health Solutions, Inc.*	12,313	509,019
Merck & Co., Inc.	51,999	1,390,973
Mylan, Inc.*	7,956	106,690
Pfizer, Inc.	165,569	2,255,050
Schering-Plough Corp.	40,225	947,299
Watson Pharmaceuticals, Inc.*	2,643	82,224
Wyeth	32,788	1,411,196
		11,757,481
Pipelines — 0.3%
El Paso Corp.	17,041	106,506
Spectra Energy Corp.	16,084	227,428
The Williams Cos., Inc.	13,934	158,569
		492,503
Real Estate — 0.0%
CB Richard Ellis Group, Inc., Class A*	3,401	13,706

Retail — 6.8%
Abercrombie & Fitch Co., Class A	2,300	54,740
AutoNation, Inc.*	2,619	36,352
AutoZone, Inc.*	1,041	169,287
Bed Bath & Beyond, Inc.*	6,366	157,559
Best Buy Co., Inc.	8,168	310,057
Big Lots, Inc.*	1,597	33,186
Costco Wholesale Corp.	10,377	480,663
CVS Caremark Corp.	35,467	974,988
Darden Restaurants, Inc.	3,140	107,576
Family Dollar Stores, Inc.	3,533	117,896
GameStop Corp., Class A*	4,364	122,279
Home Depot, Inc.	41,904	987,258
J.C. Penney Co., Inc.	5,444	109,261
Kohl’s Corp.*	7,301	308,978
Limited Brands, Inc.	5,860	50,982
Lowe’s Cos., Inc.	36,340	663,205
Macy’s, Inc.	10,327	91,910
McDonald’s Corp.	27,378	1,494,017
Nordstrom, Inc.	3,437	57,570
O’Reilly Automotive, Inc.*	3,200	112,032
Office Depot, Inc.*	5,343	6,999
RadioShack Corp.	2,567	21,999
Sears Holding Corp.*	1,369	62,577
Staples, Inc.	17,137	310,351
Starbucks Corp.*	17,744	197,136
Target Corp.	18,732	644,194
The Gap, Inc.	11,482	149,151
Tiffany & Co.	3,164	68,216
TJX Cos., Inc.	10,109	259,195
Wal-Mart Stores, Inc.	54,826	2,856,435
Walgreen Co.	24,579	638,071
Yum! Brands, Inc.	11,269	309,672
		11,963,792
Savings & Loans — 0.2%
Hudson City Bancorp, Inc.	12,657	147,960
People’s United Financial, Inc.	8,100	145,557
		293,517
Semiconductors — 2.5%
Advanced Micro Devices, Inc.*	11,868	36,197
Altera Corp.	7,465	131,011
Analog Devices, Inc.	7,076	136,355
Applied Materials, Inc.	32,221	346,376
Broadcom Corp., Class A*	10,751	214,805
Intel Corp.	136,675	2,056,959
KLA-Tencor Corp.	4,327	86,540
Linear Technology Corp.	5,441	125,034
LSI Corp.*	17,472	53,115
MEMC Electronic Materials, Inc.*	5,556	91,619
Microchip Technology, Inc.	4,718	99,974
Micron Technology, Inc.*	21,486	87,233
National Semiconductor Corp.	4,223	43,370
Novellus Systems, Inc.*	1,953	32,478
NVIDIA Corp.*	13,754	135,615

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
QLogic Corp.*	2,593	$28,834
Teradyne, Inc.*	3,357	14,704
Texas Instruments, Inc.	31,181	514,798
Xilinx, Inc.	6,864	131,514
		4,366,531
Software — 3.9%
Adobe Systems, Inc.*	12,705	271,760
Autodesk, Inc.*	5,481	92,136
BMC Software, Inc.*	4,337	143,121
CA, Inc.	9,639	169,743
Citrix Systems, Inc.*	4,591	103,940
Compuware Corp.*	5,119	33,734
Dun & Bradstreet Corp.	1,200	92,400
Electronic Arts, Inc.*	7,730	140,609
Fidelity National Information Services, Inc.	4,259	77,514
Fiserv, Inc.*	4,007	146,095
IMS Health, Inc.	4,648	57,961
Intuit, Inc.*	7,780	210,060
Microsoft Corp.	187,615	3,446,487
Novell, Inc.*	6,923	29,492
Oracle Corp.	93,813	1,695,201
Salesforce.com, Inc.*	2,700	88,371
		6,798,624
Telecommunications — 6.8%
American Tower Corp., Class A*	9,459	287,837
AT&T, Inc.	144,543	3,642,484
CenturyTel, Inc.	2,563	72,072
Ciena Corp.*	1,765	13,732
Cisco Systems, Inc.*	142,680	2,392,744
Corning, Inc.	38,815	515,075
Embarq Corp.	3,586	135,730
Frontier Communications Corp.	8,044	57,756
Harris Corp.	3,300	95,502
JDS Uniphase Corp.*	4,496	14,612
Juniper Networks, Inc.*	12,271	184,801
Motorola, Inc.	54,526	230,645
QUALCOMM, Inc.	40,771	1,586,400
Qwest Communications International, Inc.	33,370	114,125
Sprint Nextel Corp.*	68,583	244,841
Tellabs, Inc.*	7,776	35,614
Verizon Communications, Inc.	69,776	2,107,235
Windstream Corp.	11,251	90,683
		11,821,888
Textiles — 0.1%
Cintas Corp.	3,455	85,408

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,712	67,990
Mattel, Inc.	8,881	102,398
		170,388
Transportation — 1.9%
Burlington Northern Santa Fe Corp.	6,736	405,171
C.H. Robinson Worldwide, Inc.	4,139	188,780
CSX Corp.	9,922	256,484
Expeditors International of Washington, Inc.	5,273	149,173
FedEx Corp.	7,566	336,611
Norfolk Southern Corp.	8,952	302,130
Ryder System, Inc.	1,125	31,849
Union Pacific Corp.	12,610	518,397
United Parcel Service, Inc., Class B	24,574	1,209,532
		3,398,127

TOTAL COMMON STOCKS (Cost $254,720,076)		168,240,577

REAL ESTATE INVESTMENT TRUSTS — 0.7%
Apartments — 0.1%
Apartment Investment & Management Co., Class A	2,762	15,136
AvalonBay Communities, Inc.	1,792	84,331
Equity Residential	6,192	113,623
		213,090
Forest Products & Paper — 0.1%
Plum Creek Timber Co.	4,147	120,553

Healthcare — 0.1%
HCP, Inc.	5,650	100,852
Health Care REIT, Inc.	2,500	76,475
Ventas, Inc.	3,500	79,135
		256,462
Hotels & Resorts — 0.0%
Host Hotels & Resorts, Inc.	12,818	50,247

Industrial — 0.0%
ProLogis	5,929	38,539

Mixed Industrial/Office — 0.1%
Vornado Realty Trust	3,237	107,598

Office Property — 0.1%
Boston Properties, Inc.	2,742	96,052

Regional Malls — 0.1%
Simon Property Group, Inc.	6,340	219,618

Storage & Warehousing — 0.1%
Public Storage	3,016	166,634

Strip Centers — 0.0%
Kimco Realty Corp.	5,564	42,398

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,898,086)		1,311,191

WARRANTS — 0.0%
Seagate Tax Refund Rights~* (Cost $0)	4,100	328

	Par
	(000)	Value†
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills
0.050%, 06/11/09	$105	$104,962
0.150%, 06/11/09	200	199,928
0.320%, 07/02/09	25	24,986
0.090%, 06/11/09	15	14,995
0.190%, 06/11/09	290	289,896
0.100%, 06/11/09	23	22,992

TOTAL U.S. TREASURY OBLIGATIONS (Cost $657,794)		657,759

	Number of
	Shares
SHORT-TERM INVESTMENTS — 2.6%
BlackRock Liquidity Funds TempCash - Institutional Shares	2,280,071	2,280,071
BlackRock Liquidity Funds TempFund - Institutional Shares	2,280,070	2,280,070

TOTAL SHORT-TERM INVESTMENTS (Cost $4,560,141)		4,560,141

TOTAL INVESTMENTS — 100.0% (Cost $262,836,097)(a)		$174,769,996

†	See Security Valuation Note.
*	Non-income producing security.
~	Fair valued security. The total market value of fair valued securities at March 31, 2009 is $328.
(a)

At March 31, 2009, the cost for Federal income tax purposes was $268,191,767. Net unrealized depreciation was $93,421,771. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $13,811,039 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $107,232,810.

The Fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of March 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Market Value)
Level 1 — Quoted Prices	$174,111,909
Level 2 — Other Significant Observable Inputs	657,759
Level 3 — Significant Unobservable Inputs	328
Total	$174,769,996

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in
Securities
(Market Value)
Balance as of 12/31/2008	$328
Transfers in and/or out of Level 3	—
Balance as of 3/31/2009	328

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2009 (Unaudited)

MID CAP GROWTH FUND

	Number of
	Shares	Value†
COMMON STOCKS — 98.4%
Airlines — 0.6%
Continental Airlines, Inc., Class B*	39,140	$344,823

Apparel — 1.9%
Coach, Inc.*	24,830	414,661
Deckers Outdoor Corp.*	12,130	643,375
		1,058,036
Banks — 1.8%
Northern Trust Corp.	16,790	1,004,378

Beverages — 1.6%
Brown-Forman Corp., Class B	9,270	359,954
Hansen Natural Corp.*	14,810	533,160
		893,114
Biotechnology — 4.8%
Alexion Pharmaceuticals, Inc.*	18,210	685,789
Illumina, Inc.*	22,700	845,348
Myriad Genetics, Inc.*	15,280	694,781
United Therapeutics Corp.*	6,490	428,924
		2,654,842
Building Materials — 0.8%
Martin Marietta Materials, Inc.	5,830	462,319

Chemicals — 2.3%
Airgas, Inc.	10,260	346,891
CF Industries Holdings, Inc.	5,580	396,905
Ecolab, Inc.	15,420	535,537
		1,279,333
Coal — 1.3%
Consol Energy, Inc.	27,880	703,691

Commercial Services — 5.4%
Equifax, Inc.	15,550	380,198
ITT Educational Services, Inc.*	3,450	418,899
Paychex, Inc.	28,660	735,702
Quanta Services, Inc.*	29,650	635,992
Robert Half International, Inc.	26,050	464,472
VistaPrint Ltd.*	13,360	367,266
		3,002,529
Computers — 1.2%
NetApp, Inc.*	45,420	674,033

Cosmetics & Personal Care — 1.1%
Alberto-Culver Co.	27,200	614,992

Distribution & Wholesale — 0.7%
Fastenal Co.	12,580	404,510

Diversified Financial Services — 3.8%
BlackRock, Inc.	3,730	485,049
IntercontinentalExchange, Inc.*	11,380	847,468
T. Rowe Price Group, Inc.	25,560	737,662
		2,070,179
Electric — 1.3%
PPL Corp.	25,720	738,421

Electrical Components & Equipment — 0.5%
AMETEK, Inc.	9,315	291,280

Energy-Alternate Sources — 1.0%
Covanta Holding Corp.*	20,010	261,931
First Solar, Inc.*	2,300	305,210
		567,141
Engineering & Construction — 1.0%
Jacobs Engineering Group, Inc.*	14,140	546,652

Environmental Control — 1.3%
Stericycle, Inc.*	14,790	705,927

Food — 1.3%
Whole Foods Market, Inc.	42,510	714,168

Healthcare Products — 1.8%
Intuitive Surgical, Inc.*	2,270	216,467
St. Jude Medical, Inc.*	22,060	801,440
		1,017,907
Healthcare Services — 1.3%
Aetna, Inc.	11,280	274,442
DaVita, Inc.*	10,350	454,883
		729,325
Home Builders — 2.4%
Pulte Homes, Inc.	70,120	766,411
Toll Brothers, Inc.*	31,210	566,774
		1,333,185
Household Products & Wares — 0.8%
Clorox Co.	8,930	459,716

Insurance — 0.8%
AON Corp.	10,340	422,079

Internet — 4.9%
F5 Networks, Inc.*	42,650	893,518
McAfee, Inc.*	32,080	1,074,680
priceline.com, Inc.*	5,330	419,897
VeriSign, Inc.*	17,530	330,791
		2,718,886
Iron & Steel — 1.6%
Nucor Corp.	8,480	323,682
Steel Dynamics, Inc.	62,510	550,713
		874,395
Leisure Time — 1.1%
WMS Industries, Inc.*	27,715	579,521

Lodging — 1.7%
Starwood Hotels & Resorts Worldwide, Inc.	39,280	498,856
Wynn Resorts Ltd.*	23,130	461,906
		960,762
Machinery - Diversified — 1.0%
Cummins, Inc.	20,750	528,088

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Media — 0.4%
Cablevision Systems Corp., Class A	15,200	$196,688

Metal Fabricate/Hardware — 1.1%
Precision Castparts Corp.	10,580	633,742

Mining — 0.5%
Alcoa, Inc.	36,530	268,130

Miscellaneous Manufacturing — 1.8%
ESCO Technologies, Inc.*	10,990	425,313
Parker Hannifin Corp.	16,350	555,573
		980,886
Oil & Gas — 4.4%
PetroHawk Energy Corp.*	27,560	529,979
Questar Corp.	13,650	401,719
Range Resources Corp.	17,435	717,625
Southwestern Energy Co.*	25,690	762,736
		2,412,059
Oil & Gas Services — 3.6%
Cameron International Corp.*	27,550	604,172
Dresser-Rand Group, Inc.*	21,870	483,327
Weatherford International Ltd.*	79,930	884,825
		1,972,324
Pharmaceuticals — 4.0%
Allergan, Inc.	18,740	895,022
AmerisourceBergen Corp.	12,400	404,984
Express Scripts, Inc.*	13,640	629,759
Omnicare, Inc.	11,220	274,778
		2,204,543
Retail — 11.7%
Best Buy Co., Inc.	17,490	663,920
Darden Restaurants, Inc.	26,470	906,862
GameStop Corp., Class A*	29,470	825,749
Guess?, Inc.	40,800	860,064
Kohl’s Corp.*	28,380	1,201,042
Nordstrom, Inc.	27,200	455,600
Urban Outfitters, Inc.*	42,530	696,216
Yum! Brands, Inc.	30,770	845,560
		6,455,013
Semiconductors — 8.9%
Altera Corp.	55,560	975,078
ASML Holding N.V.	16,070	281,386
Broadcom Corp., Class A*	49,360	986,213
KLA-Tencor Corp.	32,440	648,800
Lam Research Corp.*	29,310	667,389
PMC-Sierra, Inc.*	85,420	544,979
Varian Semiconductor Equipment Associates, Inc.*	36,582	792,366
		4,896,211
Software — 5.2%
Activision Blizzard, Inc.*	55,630	581,890
Adobe Systems, Inc.*	32,340	691,753
BMC Software, Inc.*	9,890	326,370
Check Point Software Technologies Ltd.*	18,770	416,882
Omniture, Inc.*	31,850	420,101
Salesforce.com, Inc.*	12,510	409,452
		2,846,448
Telecommunications — 4.5%
American Tower Corp., Class A*	21,600	657,288
Atheros Communications, Inc.*	27,990	410,333
Juniper Networks, Inc.*	42,050	633,273
MetroPCS Communications, Inc.*	44,860	766,209
		2,467,103
Transportation — 1.2%
C.H. Robinson Worldwide, Inc.	14,470	659,977

TOTAL COMMON STOCKS (Cost $64,350,454)		54,347,356

SHORT-TERM INVESTMENTS — 1.6%
BlackRock Liquidity Funds TempCash - Institutional Shares (Cost $888,010)	888,010	888,010

TOTAL INVESTMENTS — 100.0% (Cost $65,238,464)(a)		$55,235,366

†	See Security Valuation Note.
*	Non-income producing security.
(a)

At March 31, 2009, the cost for Federal income tax purposes was $65,835,187. Net unrealized depreciation was $10,599,821. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $2,375,093 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $12,974,914.

The Fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of March 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Market Value)
Level 1 — Quoted Prices	$55,235,366
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$55,235,366

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2009 (Unaudited)

MID CAP VALUE FUND

	Number of
	Shares	Value†
COMMON STOCKS — 90.8%
Aerospace & Defense — 2.6%
Empresa Brasileira de Aeronautic S.A. ADR	43,700	$579,899
L-3 Communications Holdings, Inc.	11,900	806,820
		1,386,719
Auto Parts & Equipment — 1.4%
Johnson Controls, Inc.	21,900	262,800
WABCO Holdings, Inc.	41,000	504,710
		767,510
Banks — 5.1%
City National Corp.	5,100	172,227
First Horizon National Corp.	72,022	773,515
KeyCorp	69,000	543,030
Morgan Stanley	39,500	899,415
Zions Bancorporation	37,300	366,659
		2,754,846
Beverages — 3.0%
Constellation Brands, Inc., Class A*	78,400	932,960
Dr. Pepper Snapple Group, Inc.*	39,500	667,945
		1,600,905
Biotechnology — 0.5%
Charles River Laboratories International, Inc.*	9,400	255,774

Commercial Services — 3.1%
Lender Processing Services, Inc.	34,150	1,045,332
Moody’s Corp.	26,700	611,964
		1,657,296
Computers — 2.0%
Affiliated Computer Services, Inc., Class A*	22,200	1,063,158

Diversified Financial Services — 5.3%
Invesco Ltd.	78,800	1,092,168
Jefferies Group, Inc.	72,600	1,001,880
Legg Mason, Inc.	45,400	721,860
		2,815,908
Electric — 9.5%
CMS Energy Corp.	68,300	808,672
DPL, Inc.	45,200	1,018,808
Dynegy, Inc., Class A*	88,700	125,067
Entergy Corp.	7,400	503,866
FirstEnergy Corp.	17,800	687,080
NRG Energy, Inc.*	48,000	844,800
NV Energy, Inc.	59,700	560,583
PPL Corp.	18,600	534,006
		5,082,882
Electrical Components & Equipment — 1.4%
Energizer Holdings, Inc.*	15,500	770,195

Electronics — 1.2%
Avnet, Inc.*	36,900	646,119

Engineering & Construction — 1.5%
Chicago Bridge & Iron Co. NV	66,500	416,955
McDermott International, Inc.*	27,300	365,547
		782,502
Food — 2.4%
ConAgra Foods, Inc.	38,700	652,869
Smithfield Foods, Inc.*	22,900	216,634
The J.M. Smucker Co.	11,400	424,878
		1,294,381
Hand & Machine Tools — 0.3%
Kennametal, Inc.	8,700	141,027

Healthcare Products — 0.7%
Covidien Ltd.	11,300	375,612

Healthcare Services — 4.4%
Aetna, Inc.	31,100	756,663
CIGNA Corp.	25,200	443,268
Coventry Health Care, Inc.*	38,850	502,719
MEDNAX, Inc.*	22,600	666,022
		2,368,672
Home Builders — 1.6%
NVR, Inc.*	2,000	855,500

Home Furnishings — 1.5%
Whirlpool Corp.	27,400	810,766

Insurance — 6.0%
Assurant, Inc.	45,800	997,524
PartnerRe Ltd.	12,400	769,668
StanCorp Financial Group, Inc.	28,700	653,786
W. R. Berkley Corp.	36,200	816,310
		3,237,288
Iron & Steel — 1.4%
Cliffs Natural Resources, Inc.	25,200	457,632
United States Steel Corp.	13,000	274,690
		732,322
Leisure Time — 1.5%
Harley-Davidson, Inc.	58,100	777,959

Machinery - Construction & Mining — 1.0%
Terex Corp.*	55,500	513,375

Media — 3.0%
Cablevision Systems Corp., Class A	49,600	641,824
The McGraw-Hill Cos., Inc.	43,200	987,984
		1,629,808
Mining — 3.1%
Freeport-McMoRan Copper & Gold, Inc.	21,000	800,310
Sterlite Industries (India) Ltd. ADR	47,000	332,290
Teck Cominco Ltd., Class B	95,700	531,135
		1,663,735
Miscellaneous Manufacturing — 2.3%
Eaton Corp.	14,300	527,098
SPX Corp.	15,000	705,150
		1,232,248
Oil & Gas — 9.8%
Apache Corp.	7,800	499,902
Denbury Resources, Inc.*	55,900	830,674
Noble Corp.	16,400	395,076

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Noble Energy, Inc.	18,900	$1,018,332
Southwestern Energy Co.*	29,600	878,824
Talisman Energy, Inc.	91,795	963,848
Whiting Petroleum Corp.*	25,600	661,760
		5,248,416
Oil & Gas Services — 2.1%
National-Oilwell Varco, Inc.*	20,800	597,168
Oceaneering International, Inc.*	14,000	516,180
		1,113,348
Pharmaceuticals — 4.2%
AmerisourceBergen Corp.	15,600	509,496
NBTY, Inc.*	63,000	887,040
Shire Plc ADR	24,100	866,154
		2,262,690
Retail — 3.0%
J.C. Penney Co., Inc.	43,200	867,024
Macy’s, Inc.	81,500	725,350
		1,592,374
Semiconductors — 1.2%
International Rectifier Corp.*	49,200	664,692

Software — 2.1%
Fidelity National Information Services, Inc.	30,700	558,740
IMS Health, Inc.	45,600	568,632
		1,127,372
Telecommunications — 1.8%
Anixter International, Inc.*	29,800	944,064

Transportation — 0.8%
Eagle Bulk Shipping, Inc.	60,700	257,975
Ship Finance International Ltd.	26,797	175,788
		433,763

TOTAL COMMON STOCKS (Cost $83,543,882)		48,603,226

REAL ESTATE INVESTMENT TRUSTS — 4.8%
Building & Real Estate — 1.6%
Annaly Capital Management, Inc.	62,100	861,327

Mixed Industrial/Office — 1.2%
Vornado Realty Trust	18,398	611,549

Office Property — 1.7%
Alexandria Real Estate Equities, Inc.	8,500	309,400
Boston Properties, Inc.	17,700	620,031
		929,431
Regional Malls — 0.2%
The Macerich Co.	14,300	89,518

Strip Centers — 0.1%
Developers Diversified Realty Corp.	33,700	71,781

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,129,870)		$2,563,606

SHORT-TERM INVESTMENTS — 4.4%
BlackRock Liquidity Funds FedFund - Institutional Shares	$1,166,256	1,166,256
BlackRock Liquidity Funds TempFund - Institutional Shares	1,166,256	1,166,256

TOTAL SHORT-TERM INVESTMENTS (Cost $2,332,512)		2,332,512

TOTAL INVESTMENTS — 100.0% (Cost $91,006,264)(a)		$53,499,344

†	See Security Valuation Note.
*	Non-income producing security.
(a)

At March 31, 2009, the cost for Federal income tax purposes was $93,430,402.  Net unrealized depreciation was $39,931,058.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,348,990 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $41,280,048.

ADR — American Depository Receipt.
Plc — Public Limited Company.

The Fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of March 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Market Value)
Level 1 — Quoted Prices	$53,499,344
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$53,499,344

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2009 (Unaudited)

MID CORE VALUE FUND

	Number of
	Shares	Value†
COMMON STOCKS — 95.5%
Advertising — 1.0%
Interpublic Group of Cos., Inc.*	63,900	$263,268

Aerospace & Defense — 0.9%
Curtiss-Wright Corp.	3,500	98,175
Rockwell Collins, Inc.	4,500	146,880
		245,055
Agriculture — 0.8%
Archer-Daniels-Midland Co.	8,100	225,018

Auto Manufacturers — 0.4%
PACCAR, Inc.	3,800	97,888

Auto Parts & Equipment — 1.7%
Autoliv, Inc.	7,000	129,990
BorgWarner, Inc.	14,300	290,290
WABCO Holdings, Inc.	4,700	57,857
		478,137
Banks — 2.6%
City National Corp.	3,100	104,687
Comerica, Inc.	6,800	124,508
Commerce Bancshares, Inc.	800	29,040
M&T Bank Corp.	7,100	321,204
State Street Corp.	4,600	141,588
		721,027
Beverages — 0.3%
Coca-Cola Enterprises, Inc.	7,200	94,968

Biotechnology — 2.0%
Biogen Idec, Inc.*	3,000	157,260
Genzyme Corp.*	2,300	136,597
Life Technologies Corp.*	7,900	256,592
		550,449
Chemicals — 1.9%
Celanese Corp., Series A	12,500	167,125
Valspar Corp.	17,400	347,478
		514,603
Distribution & Wholesale — 2.7%
Genuine Parts Co.	13,300	397,138
Grainger (W.W.), Inc.	5,000	350,900
		748,038
Diversified Financial Services — 2.9%
Lazard Ltd., Class A	14,500	426,300
Raymond James Financial, Inc.	18,400	362,480
		788,780
Electric — 4.8%
CMS Energy Corp.	59,600	705,664
Northeast Utilities	28,100	606,679
		1,312,343
Electrical Components & Equipment — 0.6%
Hubbell, Inc., Class B	5,700	153,672

Engineering & Construction — 3.0%
Jacobs Engineering Group, Inc.*	5,500	212,630
KBR, Inc.	24,223	334,519
URS Corp.*	6,900	278,829
		825,978
Environmental Control — 1.0%
Republic Services, Inc.	16,095	276,029

Food — 5.9%
Dean Foods Co.*	17,700	320,016
Ralcorp Holdings, Inc.*	1,600	86,208
Safeway, Inc.	3,000	60,570
Smithfield Foods, Inc.*	44,200	418,132
The J.M. Smucker Co.	8,400	313,068
The Kroger Co.	20,200	428,644
		1,626,638
Gas — 1.8%
Piedmont Natural Gas Co., Inc.	13,200	341,748
Southwest Gas Corp.	6,900	145,383
		487,131
Hand & Machine Tools — 1.3%
Kennametal, Inc.	9,700	157,237
Snap-On, Inc.	7,500	188,250
		345,487
Healthcare Products — 1.6%
Covidien Ltd.	10,900	362,316
Patterson Cos., Inc.*	3,700	69,782
		432,098
Healthcare Services — 2.5%
DaVita, Inc.*	9,200	404,340
HealthSouth Corp.*	32,300	286,824
		691,164
Insurance — 6.4%
ACE Ltd.	13,100	529,240
AON Corp.	13,700	559,234
HCC Insurance Holdings, Inc.	6,300	158,697
Markel Corp.*	400	113,552
PartnerRe Ltd.	6,500	403,455
		1,764,178
Internet — 1.8%
McAfee, Inc.*	14,500	485,750

Iron & Steel — 1.6%
Reliance Steel & Aluminum Co.	16,200	426,546

Machinery - Diversified — 1.4%
Cummins, Inc.	7,800	198,510
Roper Industries, Inc.	4,400	186,780
		385,290
Metal Fabricate/Hardware — 0.9%
Precision Castparts Corp.	1,300	77,870
Timken Co.	13,100	182,876
		260,746
Miscellaneous Manufacturing — 5.6%
Donaldson Co., Inc.	7,300	195,932
Eaton Corp.	7,400	272,764

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — (continued)
ITT Corp.	4,400	$169,268
Parker Hannifin Corp.	9,700	329,606
Pentair, Inc.	5,200	112,684
SPX Corp.	4,500	211,545
Tyco International Ltd.	12,500	244,500
		1,536,299
Oil & Gas — 6.5%
Cabot Oil & Gas Corp.	7,300	172,061
EOG Resources, Inc.	4,500	246,420
EQT Corp.	12,800	401,024
Forest Oil Corp.*	11,900	156,485
Noble Energy, Inc.	5,100	274,788
PetroHawk Energy Corp.*	3,500	67,305
Range Resources Corp.	3,400	139,944
Transocean, Inc.*	5,527	325,209
		1,783,236
Oil & Gas Services — 2.6%
Cameron International Corp.*	6,300	138,159
Halliburton Co.	20,281	313,747
Oceaneering International, Inc.*	2,900	106,923
Smith International, Inc.	7,800	167,544
		726,373
Packaging and Containers — 2.3%
Ball Corp.	13,100	568,540
Pactiv Corp.*	3,900	56,901
		625,441
Pharmaceuticals — 5.8%
AmerisourceBergen Corp.	12,100	395,186
Mylan, Inc.*	71,800	962,838
Watson Pharmaceuticals, Inc.*	7,500	233,325
		1,591,349
Pipelines — 0.7%
The Williams Cos., Inc.	17,200	195,736

Retail — 7.5%
American Eagle Outfitters, Inc.	17,600	215,424
Brinker International, Inc.	38,450	580,595
Darden Restaurants, Inc.	9,100	311,766
Foot Locker, Inc.	22,700	237,896
Macy’s, Inc.	26,500	235,850
Nordstrom, Inc.	3,200	53,600
TJX Cos., Inc.	12,500	320,500
Wendy’s/Arby’s Group, Inc., Class A	19,000	95,570
		2,051,201
Semiconductors — 0.4%
Marvell Technology Group Ltd.*	12,200	111,752

Software — 2.8%
Adobe Systems, Inc.*	11,522	246,456
CA, Inc.	8,400	147,924
Sybase, Inc.*	11,990	363,177
		757,557
Telecommunications — 7.2%
Anixter International, Inc.*	6,000	190,080
CenturyTel, Inc.	12,500	351,500
Embarq Corp.	13,500	510,975
Qwest Communications International, Inc.	27,900	95,418
Tellabs, Inc.*	90,600	414,948
Windstream Corp.	53,000	427,180
		1,990,101
Transportation — 1.7%
Kansas City Southern*	14,900	189,379
Kirby Corp.*	10,514	280,093
		469,472
Trucking and Leasing — 0.6%
GATX Corp.	8,700	176,001

TOTAL COMMON STOCKS (Cost $30,864,488)		26,214,799

SHORT-TERM INVESTMENTS — 4.5%
BlackRock Liquidity Funds TempCash - Institutional Shares	618,265	618,265
BlackRock Liquidity Funds TempFund - Institutional Shares	618,264	618,264

TOTAL SHORT-TERM INVESTMENTS (Cost $1,236,529)		1,236,529

TOTAL INVESTMENTS — 100.0% (Cost $32,101,017)(a)		$27,451,328

†	See Security Valuation Note.
*	Non-income producing security.
(a)

At March 31 2009, the cost for Federal income tax purposes was $32,740,285. Net unrealized depreciation was $5,288,957. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $953,293 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $6,242,250.

The Fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of March 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Market Value)
Level 1 — Quoted Prices	$27,451,328
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$27,451,328

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2009 (Unaudited)

SMID CAP GROWTH FUND

	Number of
	Shares	Value†
COMMON STOCKS — 93.7%
Aerospace & Defense — 0.9%
Esterline Technologies Corp.*	2,400	$48,456

Biotechnology — 1.6%
Celera Corp.*	5,533	42,217
Vertex Pharmaceuticals, Inc.*	1,600	45,968
		88,185
Chemicals — 1.3%
Ecolab, Inc.	1,500	52,095
Rockwood Holdings, Inc.*	2,300	18,262
		70,357
Commercial Services — 17.1%
Alliance Data Systems Corp.*	2,200	81,290
Apollo Group, Inc., Class A*	600	46,998
FTI Consulting, Inc.*	1,300	64,324
Gartner, Inc.*	6,495	71,510
Global Cash Access Holdings, Inc.*	16,939	64,707
Live Nation, Inc.*	13,859	37,004
Navigant Consulting, Inc.*	3,200	41,824
Resources Connection, Inc.*	8,766	132,191
Strayer Education, Inc.	200	35,974
TeleTech Holdings, Inc.*	6,567	71,515
Total System Services, Inc.	2,100	29,001
VistaPrint Ltd.*	4,676	128,543
Watson Wyatt Worldwide, Inc., Class A	692	34,164
Weight Watchers International, Inc.	1,600	29,680
Wright Express Corp.*	3,600	65,592
		934,317
Computers — 6.2%
IHS, Inc., Class A*	2,900	119,422
SYKES Enterprises, Inc.*	9,125	151,749
Synaptics, Inc.*	2,468	66,043
		337,214
Electronics — 2.6%
Dolby Laboratories, Inc., Class A*	1,600	54,576
PerkinElmer, Inc.	2,000	25,540
Thomas & Betts Corp.*	1,000	25,020
Varian, Inc.*	1,600	37,984
		143,120
Engineering & Construction — 0.8%
URS Corp.*	1,100	44,451

Entertainment — 5.1%
Cinemark Holdings, Inc.	5,200	48,828
National CineMedia, Inc.	7,215	95,094
Penn National Gaming, Inc.*	1,900	45,885
Regal Entertainment Group, Class A	3,233	43,354
Scientific Games Corp., Class A*	2,000	24,220
Shuffle Master, Inc.*	7,800	22,386
		279,767
Hand & Machine Tools — 0.9%
Regal-Beloit Corp.	1,500	45,960

Healthcare Products — 9.4%
Boston Scientific Corp.*	7,500	59,625
DENTSPLY International, Inc.	900	24,165
Gen-Probe, Inc.*	700	31,906
Greatbatch, Inc.*	3,600	69,660
Inverness Medical Innovations, Inc.*	2,730	72,700
Patterson Cos., Inc.*	1,900	35,834
ResMed, Inc.*	800	28,272
Sirona Dental Systems, Inc.*	4,433	63,481
SonoSite, Inc.*	3,891	69,571
Symmetry Medical, Inc.*	4,600	29,026
Varian Medical Systems, Inc.*	1,000	30,440
		514,680
Healthcare Services — 0.6%
Coventry Health Care, Inc.*	2,700	34,938

Insurance — 0.7%
The Hanover Insurance Group, Inc.	1,300	37,466

Internet — 5.5%
Equinix, Inc.*	800	44,920
GSI Commerce, Inc.*	12,380	162,178
Orbitz Worldwide, Inc.*	7,479	9,648
priceline.com, Inc.*	500	39,390
Sapient Corp.*	10,400	46,488
		302,624
Leisure Time — 2.8%
Polaris Industries, Inc.	1,633	35,011
WMS Industries, Inc.*	5,616	117,431
		152,442
Machinery - Diversified — 1.5%
Chart Industries, Inc.*	2,100	16,548
Gardner Denver, Inc.*	3,100	67,394
		83,942
Miscellaneous Manufacturing — 3.5%
Actuant Corp., Class A	4,200	43,386
Acuity Brands, Inc.	811	18,280
ITT Corp.	1,700	65,399
Polypore International, Inc.*	3,800	15,276
SPX Corp.	1,000	47,010
		189,351
Oil & Gas — 4.2%
Concho Resources, Inc.*	2,500	63,975
Goodrich Petroleum Corp.*	1,300	25,168
Helmerich & Payne, Inc.	1,600	36,432
PetroHawk Energy Corp.*	2,833	54,479
Range Resources Corp.	600	24,696
Whiting Petroleum Corp.*	1,000	25,850
		230,600
Pharmaceuticals — 2.6%
Forest Laboratories, Inc.*	1,400	30,744
Mylan, Inc.*	5,233	70,174
Perrigo Co.	1,700	42,211
		143,129
Real Estate — 0.4%
CB Richard Ellis Group, Inc., Class A*	5,833	23,507

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Retail — 3.8%
Advance Auto Parts, Inc.	1,300	$53,404
Burger King Holdings, Inc.	1,800	41,310
GameStop Corp., Class A*	2,600	72,852
Phillips-Van Heusen Corp.	1,700	38,556
		206,122
Semiconductors — 4.7%
Intersil Corp., Class A	2,132	24,518
Microsemi Corp.*	6,513	75,551
PMC-Sierra, Inc.*	19,142	122,126
Silicon Laboratories, Inc.*	1,400	36,960
		259,155
Software — 9.9%
Lawson Software, Inc.*	10,000	42,500
Omniture, Inc.*	10,685	140,935
SkillSoft Plc ADR*	25,300	169,257
Solera Holdings, Inc.*	7,500	185,850
		538,542
Telecommunications — 6.6%
Cbeyond, Inc.*	6,900	129,927
Juniper Networks, Inc.*	2,800	42,168
NII Holdings, Inc.*	6,833	102,495
SBA Communications Corp., Class A*	3,700	86,210
		360,800
Transportation — 1.0%
HUB Group, Inc., Class A*	1,700	28,900
UTi Worldwide, Inc.	2,300	27,485
		56,385
TOTAL COMMON STOCKS (Cost $6,381,978)		5,125,510

SHORT-TERM INVESTMENTS — 6.3%
BlackRock Liquidity Funds TempCash - Institutional Shares	172,997	172,997
BlackRock Liquidity Funds TempFund - Institutional Shares	172,997	172,997

TOTAL SHORT-TERM INVESTMENTS (Cost $345,994)		345,994

TOTAL INVESTMENTS — 100.0% (Cost $6,727,972)(a)		$5,471,504

†	See Security Valuation Note.
*	Non-income producing security.
(a)

At March 31, 2009, the cost for Federal income tax purposes was $6,856,396. Net unrealized depreciation was $1,384,892. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $176,447 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,561,339.

ADR — American Depository Receipt.

Plc — Public Limited Company.

The Fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of March 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Market Value)
Level 1 — Quoted Prices	$5,471,504
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$5,471,504

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2009 (Unaudited)

SMID CAP VALUE FUND

	Number of
	Shares	Value†
COMMON STOCKS — 91.3%
Agriculture — 3.1%
Bunge Ltd.	1,600	$90,640
Universal Corp.	3,100	92,752
		183,392
Airlines — 0.8%
Alaska Air Group, Inc.*	1,500	26,355
SkyWest, Inc.	1,500	18,660
		45,015
Auto Parts & Equipment — 0.2%
Autoliv, Inc.	800	14,856

Banks — 1.3%
Synovus Financial Corp.	2,000	6,500
Trustmark Corp.	1,900	34,922
Webster Financial Corp.	3,000	12,750
Whitney Holding Corp.	1,850	21,183
		75,355
Beverages — 1.6%
The Pepsi Bottling Group, Inc.	4,250	94,095

Building Materials — 0.3%
Quanex Building Products Corp.	2,550	19,380

Chemicals — 3.7%
Arch Chemicals, Inc.	2,400	45,504
Celanese Corp., Series A	4,550	60,833
Cytec Industries, Inc.	3,200	48,064
Rockwood Holdings, Inc.*	5,350	42,479
Westlake Chemical Corp.	1,700	24,871
		221,751
Commercial Services — 2.3%
Convergys Corp.*	7,200	58,176
Hertz Global Holdings, Inc.*	4,600	18,078
Kelly Services, Inc., Class A	7,400	59,570
		135,824
Computers — 4.9%
Insight Enterprises, Inc.*	8,000	24,480
NCR Corp.*	3,850	30,607
Perot Systems Corp., Class A*	4,700	60,536
SanDisk Corp.*	4,900	61,985
Western Digital Corp.*	6,050	117,007
		294,615
Distribution & Wholesale — 4.1%
Ingram Micro, Inc., Class A*	6,300	79,632
Tech Data Corp.*	3,875	84,397
United Stationers, Inc.*	2,775	77,922
		241,951
Electric — 2.8%
Northeast Utilities	4,300	92,837
Portland General Electric Co.	2,800	49,252
Reliant Energy, Inc.*	7,750	24,722
		166,811
Electrical Components & Equipment — 1.1%
EnerSys*	5,450	66,054

Electronics — 6.3%
Arrow Electronics, Inc.*	4,350	82,911
AU Optronics Corp. ADR	12,150	101,938
Avnet, Inc.*	3,100	54,281
AVX Corp.	4,700	42,676
Benchmark Electronics, Inc.*	3,400	38,080
Flextronics International Ltd*	18,300	52,887
		372,773
Food — 6.0%
Del Monte Foods Co.	9,900	72,171
Ruddick Corp.	3,925	88,116
Smithfield Foods, Inc.*	7,500	70,950
SUPERVALU, Inc.	3,650	52,122
Tyson Foods, Inc., Class A	7,800	73,242
		356,601
Gas — 1.5%
Atmos Energy Corp.	3,750	86,700

Hand & Machine Tools — 0.8%
Regal-Beloit Corp.	1,650	50,556

Healthcare Products — 0.6%
Henry Schein, Inc.*	875	35,009

Healthcare Services — 4.6%
AMERIGROUP Corp.*	1,900	52,326
Coventry Health Care, Inc.*	2,500	32,350
LifePoint Hospitals, Inc.*	3,750	78,225
Molina Healthcare, Inc.*	1,500	28,530
Universal Health Services, Inc., Class B	2,200	84,348
		275,779
Home Builders — 1.0%
Thor Industries, Inc.	4,000	62,480

Insurance — 7.2%
Arch Capital Group Ltd.*	950	51,167
Aspen Insurance Holdings Ltd.	4,000	89,840
Fidelity National Financial, Inc., Class A	3,000	58,530
Old Republic International Corp.	2,400	25,968
PartnerRe Ltd.	575	35,690
Platinum Underwriters Holdings Ltd.	3,250	92,170
Reinsurance Group of America, Inc.	925	29,961
StanCorp Financial Group, Inc.	2,000	45,560
		428,886
Iron & Steel — 1.4%
Reliance Steel & Aluminum Co.	3,150	82,940

Leisure Time — 1.2%
Callaway Golf Co.	9,600	68,928

Lodging — 0.3%
Boyd Gaming Corp.	4,200	15,666

Machinery - Construction & Mining — 1.3%
Terex Corp.*	8,150	75,388

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Machinery - Diversified — 2.5%
Briggs & Stratton Corp.	5,325	$87,863
Gardner Denver, Inc.*	2,850	61,959
		149,822
Media — 0.4%
CBS Corp., Class B	5,750	22,080

Metal Fabricate/Hardware — 2.6%
Commercial Metals Co.	6,200	71,610
Mueller Industries, Inc.	3,800	82,422
		154,032
Miscellaneous Manufacturing — 1.4%
Acuity Brands, Inc.	900	20,286
AptarGroup, Inc.	1,125	35,033
Cooper Industries Ltd., Class A	1,200	31,032
		86,351
Oil & Gas — 6.2%
Cimarex Energy Co.	4,225	77,655
Denbury Resources, Inc.*	5,125	76,158
Frontier Oil Corp.	5,200	66,508
Helmerich & Payne, Inc.	2,900	66,033
Whiting Petroleum Corp.*	3,200	82,720
		369,074
Oil & Gas Services — 0.6%
Oil States International, Inc.*	2,800	37,576

Packaging and Containers — 1.8%
Owens-Illinois, Inc.*	3,125	45,125
Sonoco Products Co.	3,100	65,038
		110,163
Pharmaceuticals — 0.9%
Omnicare, Inc.	2,300	56,327

Real Estate — 0.6%
Brookfield Properties Corp.	6,400	36,736

Retail — 5.7%
AutoNation, Inc.*	1,600	22,208
Foot Locker, Inc.	9,650	101,132
J.C. Penney Co., Inc.	3,900	78,273
Limited Brands, Inc.	5,850	50,895
The Men’s Wearhouse, Inc.	5,950	90,083
		342,591
Savings & Loans — 2.1%
Astoria Financial Corp.	1,100	10,109
First Niagara Financial Group, Inc.	2,300	25,070
Provident Financial Services, Inc.	1,200	12,972
Washington Federal, Inc.	5,750	76,418
		124,569
Semiconductors — 3.6%
Amkor Technology, Inc.*	7,000	18,760
Siliconware Precision Industries Co. ADR	19,900	115,420
Teradyne, Inc.*	9,900	43,362
Zoran Corp.*	4,200	36,960
		214,502
Telecommunications — 2.5%
Amdocs Ltd.*	2,050	37,966
Anixter International, Inc.*	2,425	76,824
CommScope, Inc.*	2,850	32,376
		147,166
Textiles — 0.7%
Mohawk Industries, Inc.*	1,400	41,818

Transportation — 1.3%
Arkansas Best Corp.	525	9,986
Con-way, Inc.	2,050	36,756
Werner Enterprises, Inc.	1,900	28,728
		75,470
TOTAL COMMON STOCKS (Cost $6,800,086)		5,439,082

REAL ESTATE INVESTMENT TRUSTS — 4.1%
Apartments — 1.2%
Home Properties, Inc.	1,050	32,182
Mid-America Apartment Communities, Inc.	1,200	36,996
		69,178
Hotels & Resorts — 0.2%
Sunstone Hotel Investors, Inc.	4,009	10,544

Mixed Industrial/Office — 1.3%
Digital Realty Trust, Inc.	2,400	79,632

Office Property — 0.3%
Alexandria Real Estate Equities, Inc.	500	18,200

Regional Malls — 0.1%
Taubman Centers, Inc.	500	8,520

Strip Centers — 1.0%
Tanger Factory Outlet Centers, Inc.	2,000	61,720

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $367,597)		247,794

SHORT-TERM INVESTMENTS — 4.6%
BlackRock Liquidity Funds TempCash - Institutional Shares	136,403	136,403
BlackRock Liquidity Funds TempFund - Institutional Shares	136,402	136,402

TOTAL SHORT-TERM INVESTMENTS (Cost $272,805)		272,805

TOTAL INVESTMENTS — 100.0% (Cost $7,440,488)(a)		$5,959,681

†	See Security Valuation Note.
*	Non-income producing security.

(a)

At March 31, 2009, the cost for Federal income tax purposes was $7,446,379. Net unrealized depreciation was $1,486,698. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $230,277 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,716,975.

ADR — American Depository Receipt.

The Fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of March 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Market Value)
Level 1 — Quoted Prices	$5,959,681
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$5,959,681

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2009 (Unaudited)

SMALL CAP GROWTH FUND

	Number of
	Shares	Value†
COMMON STOCKS — 94.8%
Aerospace & Defense — 1.6%
AeroVironment, Inc.*	19,200	$401,280
Orbital Sciences Corp.*	29,846	354,869
		756,149
Airlines — 4.1%
AirTran Holdings, Inc.*	93,425	425,084
Copa Holdings S.A., Class A	34,080	977,074
UAL Corp.*	121,290	543,379
		1,945,537
Auto Parts & Equipment — 1.2%
BorgWarner, Inc.	28,905	586,771

Biotechnology — 3.1%
AMAG Pharmaceuticals, Inc.*	16,125	592,916
Cubist Pharmaceuticals, Inc.*	30,201	494,088
United Therapeutics Corp.*	5,875	388,279
		1,475,283
Chemicals — 1.9%
Intrepid Potash, Inc.*	50,358	929,105

Commercial Services — 13.1%
Aegean Marine Petroleum Network, Inc.	86,286	1,445,290
AerCap Holdings N.V.*	223,134	725,186
American Public Education, Inc.*	12,005	504,930
Capella Education Co.*	8,800	466,400
CoStar Group, Inc.*	13,233	400,298
FTI Consulting, Inc.*	17,975	889,403
Huron Consulting Group, Inc.*	16,850	714,946
VistaPrint Ltd.*	39,273	1,079,615
		6,226,068
Computers — 1.3%
BluePhoenix Solutions Ltd.*	122,300	234,816
Integral Systems, Inc.*	44,069	378,993
		613,809
Distribution & Wholesale — 1.0%
Titan Machinery, Inc.*	51,913	466,698

Diversified Financial Services — 3.6%
Evercore Partners, Inc., Class A	46,775	722,674
Greenhill & Co., Inc.	13,125	969,281
		1,691,955
Entertainment — 1.8%
Pinnacle Entertainment, Inc.*	121,443	854,959

Environmental Control — 0.8%
EnergySolutions, Inc.	45,248	391,395

Food — 2.8%
Smart Balance, Inc.*	150,976	911,895
SunOpta, Inc.*	241,148	417,186
		1,329,081
Healthcare Products — 4.6%
ev3, Inc.*	50,904	361,418
Immucor, Inc.*	14,825	372,849
Intuitive Surgical, Inc.*	10,068	960,085
NuVasive, Inc.*	15,850	497,373
		2,191,725
Healthcare Services — 4.1%
Alliance Imaging, Inc.*	55,909	380,181
IPC The Hospitalist Co., Inc.*	45,521	866,265
Psychiatric Solutions, Inc.*	45,612	717,477
		1,963,923
Internet — 4.1%
Sapient Corp.*	308,754	1,380,130
Websense, Inc.*	47,100	565,200
		1,945,330
Leisure Time — 1.7%
Life Time Fitness, Inc.*	66,375	833,670

Oil & Gas — 11.6%
Carrizo Oil & Gas, Inc.*	121,332	1,077,428
EXCO Resources, Inc.*	74,443	744,430
GMX Resources, Inc.*	48,310	314,015
Goodrich Petroleum Corp.*	20,110	389,330
PetroHawk Energy Corp.*	79,569	1,530,112
Quicksilver Resources, Inc.*	267,589	1,482,443
		5,537,758
Pharmaceuticals — 9.0%
BioMarin Pharmaceuticals, Inc.*	117,022	1,445,222
Cardiome Pharma Corp.*	211,041	618,350
Durect Corp.*	331,409	739,042
Isis Pharmaceuticals, Inc.*	33,950	509,590
Pozen, Inc.*	160,252	980,742
		4,292,946
Retail — 4.2%
BJ’s Restaurants, Inc.*	42,273	588,017
Buffalo Wild Wings, Inc.*	10,451	382,298
MSC Industrial Direct Co., Class A	13,375	415,561
Texas Roadhouse, Inc., Class A*	63,025	600,628
		1,986,504
Semiconductors — 3.0%
FormFactor, Inc.*	20,225	364,454
Teradyne, Inc.*	163,701	717,010
Verigy Ltd.*	41,630	343,448
		1,424,912
Software — 10.1%
Ariba, Inc.*	87,663	765,298
Concur Technologies, Inc.*	19,035	365,282
InnerWorkings, Inc.*	131,763	562,628
Omniture, Inc.*	55,300	729,407
Phase Forward, Inc.*	46,299	592,164
Taleo Corp., Class A*	40,305	476,405
The Ultimate Software Group, Inc.*	30,749	530,728
Wind River Systems, Inc.*	125,350	802,240
		4,824,152
Telecommunications — 2.1%
Neutral Tandem, Inc.*	10,175	250,407

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Telecommunications — (continued)
Switch & Data Facilities Co., Inc.*	85,285	$747,949
		998,356
Transportation — 4.0%
Celadon Group, Inc.*	63,138	350,416
Knight Transportation, Inc.	48,233	731,212
Old Dominion Freight Line, Inc.*	23,011	540,528
Vitran Corp., Inc.*	53,595	281,910
		1,904,066
TOTAL COMMON STOCKS (Cost $58,951,114)		45,170,152

REAL ESTATE INVESTMENT TRUSTS — 1.3%
Building & Real Estate — 1.3%
Redwood Trust, Inc. (Cost $463,781)	41,225	632,804

SHORT-TERM INVESTMENTS — 3.9%
BlackRock Liquidity Funds TempCash - Institutional Shares	932,363	932,363
BlackRock Liquidity Funds TempFund - Institutional Shares	932,363	932,363

TOTAL SHORT-TERM INVESTMENTS (Cost $1,864,726)		1,864,726

TOTAL INVESTMENTS — 100.0% (Cost $61,279,621)(a)		$47,667,682

†	See Security Valuation Note.
*	Non-income producing security.
(a)

At March 31, 2009, the cost for Federal income tax purposes was $65,197,916.  Net unrealized depreciation was $17,530,234.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $2,567,359 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $20,097,593.

The Fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of March 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Market Value)
Level 1 — Quoted Prices	$47,667,682
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$47,667,682

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2009 (Unaudited)

SMALL CAP VALUE FUND

	Number of
	Shares	Value†
COMMON STOCKS — 87.9%
Aerospace & Defense — 0.8%
AAR Corp.*	36,687	$460,055
TransDigm Group, Inc.*	8,280	271,915
		731,970
Airlines — 1.5%
AirTran Holdings, Inc.*	314,370	1,430,383

Auto Manufacturers — 0.1%
Wabash National Corp.	44,956	55,296

Banks — 12.7%
Bank of Hawaii Corp.	2,729	90,002
Bank of the Ozarks, Inc.	34,735	801,684
Boston Private Financial Holdings, Inc.	56,312	197,655
Bridge Capital Holdings*	11,793	53,068
Capital City Bank Group, Inc.	6,390	73,229
City Holding Co.	16,472	449,521
CoBiz Financial, Inc.	43,611	228,958
Community Trust Bancorp, Inc.	1,718	45,957
Cullen/Frost Bankers, Inc.	12,740	598,016
East West Bancorp, Inc.	25,533	116,686
F.N.B. Corp.	48,278	370,292
First Financial Bankshares, Inc.	27,120	1,306,370
FirstMerit Corp.	6,800	123,760
Glacier Bancorp, Inc.	46,643	732,762
Hancock Holding Co.	25,030	782,938
Home Bancshares, Inc.	14,942	298,392
IBERIABANK Corp.	14,179	651,383
PacWest Bancorp	16,240	232,719
Pinnacle Financial Partners, Inc.*	15,164	359,538
Prosperity Bancshares, Inc.	40,536	1,108,660
S.Y. Bancorp, Inc.	6,010	146,043
SCBT Financial Corp.	12,387	258,888
Seacoast Banking Corp. of Florida	29,085	88,128
Signature Bank*	35,875	1,012,751
Southcoast Financial Corp.*	16,921	96,450
Sterling Bancorp	18,582	183,962
Sterling Bancshares, Inc.	24,949	163,166
Summit State Bank	12,468	56,355
Texas Capital Bancshares, Inc.*	17,433	196,296
The South Financial Group, Inc.	22,769	25,046
Trico Bancshares	16,528	276,679
UMB Financial Corp.	18,904	803,231
United Community Banks, Inc.	9,910	41,224
		11,969,809
Building Materials — 1.8%
Comfort Systems USA, Inc.	103,761	1,076,001
Universal Forest Products, Inc.	23,857	634,835
		1,710,836
Chemicals — 3.4%
H.B. Fuller Co.	65,284	848,692
KMG Chemicals, Inc.	47,655	241,134
Minerals Technologies, Inc.	17,395	557,510
PolyOne Corp.*	201,300	465,003
Sensient Technologies Corp.	45,491	1,069,039
		3,181,378
Commercial Services — 5.2%
Aaron Rents, Inc.	54,046	1,440,866
Aegean Marine Petroleum Network, Inc.	34,651	580,404
Global Payments, Inc.	10,040	335,436
Hillenbrand, Inc.	29,840	477,739
Interactive Data Corp.	30,277	752,686
On Assignment, Inc.*	49,041	132,901
Resources Connection, Inc.*	33,544	505,844
RSC Holdings, Inc.*	135,766	714,129
		4,940,005
Computers — 1.6%
Electronics for Imaging, Inc.*	99,791	977,952
MTS Systems Corp.	22,805	518,814
		1,496,766
Cosmetics & Personal Care — 0.5%
Alberto-Culver Co.	11,680	264,085
Elizabeth Arden, Inc.*	39,719	231,562
		495,647
Distribution & Wholesale — 2.3%
Fossil, Inc.*	42,407	665,790
School Specialty, Inc.*	18,879	332,082
Watsco, Inc.	33,084	1,125,848
		2,123,720
Diversified Financial Services — 2.1%
BGC Partners, Inc., Class A	41,844	92,475
Financial Federal Corp.	39,433	835,191
KBW, Inc.*	24,229	493,060
Knight Capital Group, Inc., Class A*	37,970	559,678
		1,980,404
Electric — 6.6%
Cleco Corp.	48,031	1,041,792
CMS Energy Corp.	48,309	571,979
El Paso Electric Co.*	120,679	1,700,367
MGE Energy, Inc.	13,618	427,197
NV Energy, Inc.	94,078	883,392
The Empire District Electric Co.	22,567	325,868
UniSource Energy Corp.	10,216	287,989
Westar Energy, Inc.	53,274	933,893
		6,172,477
Electronics — 0.3%
National Instruments Corp.	14,350	267,627

Environmental Control — 0.9%
Waste Connections, Inc.*	33,434	859,254

Food — 2.2%
Flowers Foods, Inc.	17,340	407,143
Lance, Inc.	18,950	394,539
Nash Finch Co.	7,619	214,018
Ralcorp Holdings, Inc.*	19,583	1,055,132
		2,070,832
Gas — 0.6%
Southwest Gas Corp.	28,207	594,321

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Hand & Machine Tools — 0.3%
Franklin Electric Co., Inc.	12,207	$270,141

Healthcare Products — 3.8%
American Medical Systems Holdings, Inc.*	69,047	769,874
Cardiac Science Corp.*	112,259	337,900
Edwards Lifesciences Corp.*	10,506	636,979
Hill-Rom Holdings, Inc.	19,406	191,925
Kinetic Concepts, Inc.*	8,720	184,166
Orthofix International NV*	25,360	469,667
PSS World Medical, Inc.*	27,865	399,863
Symmetry Medical, Inc.*	91,313	576,185
		3,566,559
Healthcare Services — 1.3%
Amedisys, Inc.*	18,080	497,019
Healthways, Inc.*	16,029	140,574
Lincare Holdings, Inc.*	25,703	560,326
		1,197,919
Holding Companies — 0.4%
Compass Diversified Holdings	40,378	360,172

Home Builders — 1.4%
M.D.C. Holdings, Inc.	15,778	491,327
The Ryland Group, Inc.	49,670	827,502
		1,318,829
Home Furnishings — 0.1%
Ethan Allen Interiors, Inc.	9,878	111,226

Insurance — 9.1%
AMBAC Financial Group, Inc.	81,500	63,570
American Equity Investment Life Holding Co.	157,505	655,221
Aspen Insurance Holdings Ltd.	46,719	1,049,309
Assured Guaranty Ltd.	15,528	105,125
Donegal Group, Inc., Class A	31,400	482,618
Max Capital Group Ltd.	81,923	1,412,352
Meadowbrook Insurance Group, Inc.	184,902	1,127,902
ProAssurance Corp.*	23,648	1,102,470
RLI Corp.	15,690	787,638
The Navigators Group, Inc.*	7,421	350,123
Tower Group, Inc.	28,050	690,871
W. R. Berkley Corp.	2,660	59,930
Willis Group Holdings Ltd.	30,510	671,220
		8,558,349
Internet — 0.4%
F5 Networks, Inc.*	16,580	347,351

Investment Companies — 0.6%
Apollo Investment Corp.	65,610	228,323
Ares Capital Corp.	29,521	142,882
Gladstone Capital Corp.	8,224	51,482
PennantPark Investment Corp.	47,067	176,501
		599,188
Iron & Steel — 0.2%
Olympic Steel, Inc.	15,243	231,236

Lodging — 0.5%
Choice Hotels International, Inc.	19,096	493,059

Machinery - Diversified — 1.5%
Applied Industrial Technologies, Inc.	62,901	1,061,140
Tennant Co.	39,977	374,584
		1,435,724
Metal Fabricate/Hardware — 1.4%
Commercial Metals Co.	31,530	364,172
Mueller Industries, Inc.	41,874	908,247
		1,272,419
Mining — 1.2%
Kaiser Aluminum Corp.	49,250	1,138,660

Miscellaneous Manufacturing — 0.7%
Actuant Corp., Class A	64,234	663,537

Oil & Gas — 1.1%
Cabot Oil & Gas Corp.	33,680	793,838
Goodrich Petroleum Corp.*	10,000	193,600
		987,438
Oil & Gas Services — 1.6%
Core Laboratories NV	9,104	666,049
Dril-Quip, Inc.*	28,218	866,292
		1,532,341
Pharmaceuticals — 0.4%
Medarex, Inc.*	77,527	397,714

Retail — 6.2%
Advance Auto Parts, Inc.	13,320	547,186
Aeropostale, Inc.*	18,960	503,578
Asbury Automotive Group, Inc.	20,719	89,299
Big Lots, Inc.*	24,822	515,801
California Pizza Kitchen, Inc.*	35,060	458,585
Casey’s General Stores, Inc.	38,725	1,032,408
CEC Entertainment, Inc.*	12,661	327,667
First Cash Financial Services, Inc.*	21,710	323,913
Gymboree Corp.*	23,635	504,607
Papa John’s International, Inc.*	21,260	486,216
The Children’s Place Retail Stores, Inc.*	25,130	550,096
The Finish Line, Inc., Class A	23,210	153,650
Urban Outfitters, Inc.*	21,890	358,339
		5,851,345
Savings & Loans — 1.9%
Berkshire Hills Bancorp, Inc.	10,910	250,057
Brookline Bancorp, Inc.	58,579	556,501
Dime Community Bancshares	21,327	200,048
NewAlliance Bancshares, Inc.	46,476	545,628
Provident Financial Services, Inc.	11,820	127,774
WSFS Financial Corp.	6,756	151,064
		1,831,072
Semiconductors — 3.1%
Atmel Corp.*	113,447	411,813
ATMI, Inc.*	16,260	250,892
Emulex Corp.*	76,081	382,687
FormFactor, Inc.*	20,914	376,870

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
MKS Instruments, Inc.*	32,090	$470,760
ON Semiconductor Corp.*	114,403	446,172
Semtech Corp.*	46,254	617,491
		2,956,685
Software — 4.2%
Ariba, Inc.*	48,715	425,282
Avid Technology, Inc.*	68,100	622,434
JDA Software Group, Inc.*	40,052	462,601
Lawson Software, Inc.*	202,362	860,038
Monotype Imaging Holdings, Inc.*	38,210	142,905
Parametric Technology Corp.*	81,059	808,969
Progress Software Corp.*	15,813	274,514
Solera Holdings, Inc.*	14,950	370,461
		3,967,204
Telecommunications — 2.8%
ADC Telecommunications, Inc.*	81,503	357,798
Anixter International, Inc.*	17,221	545,561
Plantronics, Inc.	49,424	596,548
Polycom, Inc.*	28,922	445,109
Premiere Global Services, Inc.*	37,719	332,682
Tekelec*	28,146	372,372
		2,650,070
Textiles — 0.7%
G&K Services, Inc., Class A	32,723	618,792

Transportation — 0.4%
Heartland Express, Inc.	24,929	369,198

TOTAL COMMON STOCKS (Cost $116,122,695)		82,806,953

REAL ESTATE INVESTMENT TRUSTS — 8.7%
Apartments — 1.5%
American Campus Communities, Inc.	60,856	1,056,460
Mid-America Apartment Communities, Inc.	10,820	333,581
		1,390,041
Building & Real Estate — 2.8%
MFA Financial, Inc.	234,746	1,380,307
National Retail Properties, Inc.	78,455	1,242,727
		2,623,034
Healthcare — 1.4%
Cogdell Spencer, Inc.	47,014	239,772
Omega Healthcare Investors, Inc.	78,226	1,101,422
		1,341,194
Mixed Industrial/Office — 1.4%
Digital Realty Trust, Inc.	40,735	1,351,587

Office Property — 1.1%
BioMed Realty Trust, Inc.	60,485	409,483
Parkway Properties, Inc.	58,709	604,703
		1,014,186
Strip Centers — 0.5%
Acadia Realty Trust	48,105	510,394

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,539,295)		8,230,436

SHORT-TERM INVESTMENTS — 3.4%
BlackRock Liquidity Funds TempCash - Institutional Shares	1,603,066	1,603,066
RBB Sansom Street Fund Money Market Portfolio	1,603,066	1,603,066

TOTAL SHORT-TERM INVESTMENTS (Cost $3,206,132)		3,206,132

TOTAL INVESTMENTS — 100.0% (Cost $131,868,122)(a)		$94,243,521

†	See Security Valuation Note.
*	Non-income producing security.
(a)

At  March 31, 2009, the cost for Federal income tax purposes was $133,250,965. Net unrealized depreciation was $39,007,444. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $2,139,165 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $41,146,609.

The Fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of March 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Market Value)
Level 1 — Quoted Prices	$94,243,521
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$94,243,521

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2009 (Unaudited)

SMALL CAP INDEX FUND

	Number of
	Shares	Value†
COMMON STOCKS — 91.8%
Advertising — 0.1%
Harte-Hanks, Inc.	400	$2,140
inVentiv Health, Inc.*	409	3,338
Marchex Inc., Class B	430	1,479
		6,957
Aerospace & Defense — 1.4%
AAR Corp.*	476	5,969
AeroVironment, Inc.*	148	3,093
Argon ST, Inc.*	185	3,509
Cubic Corp.	205	5,193
Curtiss-Wright Corp.	577	16,185
Ducommun, Inc.	177	2,574
Esterline Technologies Corp.*	370	7,470
GenCorp, Inc.*	637	1,350
HEICO Corp.	263	6,391
Herley Industries, Inc.*	185	2,213
Kaman Corp.	343	4,301
LMI Aerospace, Inc.*	100	724
Moog, Inc., Class A*	534	12,212
National Presto Industries, Inc.	63	3,844
Orbital Sciences Corp.*	740	8,799
Teledyne Technologies, Inc.*	451	12,033
TransDigm Group, Inc.*	429	14,088
Triumph Group, Inc.	205	7,831
		117,779
Agriculture — 0.4%
AgFeed Industries, Inc.*	429	969
Alico, Inc.	38	912
Alliance One International, Inc.*	1,147	4,404
Cadiz, Inc.*	263	2,099
Griffin Land & Nurseries, Inc.	40	1,400
Star Scientific, Inc.*	900	3,852
Tejon Ranch Co.*	143	2,956
The Andersons, Inc.	248	3,507
Universal Corp.	332	9,933
Vector Group Ltd.	434	5,638
		35,670
Airlines — 0.7%
AirTran Holdings, Inc.*	1,421	6,466
Alaska Air Group, Inc.*	456	8,012
Allegiant Travel Co.*	179	8,137
Hawaiian Holdings, Inc.*	622	2,320
JetBlue Airways Corp.*	2,204	8,045
Republic Airways Holdings, Inc.*	563	3,648
SkyWest, Inc.	753	9,367
UAL Corp.*	1,879	8,418
US Airways Group, Inc.*	1,301	3,291
		57,704
Apparel — 1.2%
American Apparel, Inc.*	574	1,676
Carter’s, Inc.*	704	13,242
Cherokee, Inc.	100	1,560
Columbia Sportswear Co.	158	4,727
Crocs, Inc.*	1,103	1,313
Deckers Outdoor Corp.*	156	8,274
G-III Apparel Group Ltd.*	100	552
Iconix Brand Group, Inc.*	670	5,930
K-Swiss, Inc., Class A	274	2,340
Maidenform Brands, Inc.*	338	3,096
Oxford Industries, Inc.	208	1,283
Perry Ellis International, Inc.*	214	740
Quiksilver, Inc.*	1,729	2,213
Skechers U.S.A., Inc., Class A*	383	2,555
Steven Madden Ltd.*	195	3,662
The Warnaco Group, Inc.*	580	13,920
Timberland Co., Class A*	637	7,606
True Religion Apparel, Inc.*	187	2,209
Under Armour, Inc., Class A*	432	7,098
Unifi, Inc.*	461	295
Volcom, Inc.*	267	2,590
Weyco Group, Inc.	100	2,592
Wolverine World Wide, Inc.	631	9,831
		99,304
Auto Manufacturers — 0.1%
Force Protection, Inc.*	934	4,483
Wabash National Corp.	563	693
		5,176
Auto Parts & Equipment — 0.3%
American Axle & Manufacturing Holdings, Inc.	906	1,196
Amerigon, Inc.*	339	1,254
ArvinMeritor, Inc.	618	488
ATC Technology Corp.*	312	3,494
Commercial Vehicle Group, Inc.*	447	246
Cooper Tire & Rubber Co.	736	2,974
Dana Holding Corp.*	872	401
Dorman Products, Inc.*	128	1,194
Exide Technologies*	884	2,652
Fuel Systems Solutions, Inc.*	146	1,968
Hayes Lemmerz International, Inc.*	1,830	339
Lear Corp.*	542	407
Modine Manufacturing Co.	272	680
Spartan Motors, Inc.	300	1,206
Superior Industries International, Inc.	266	3,152
Tenneco, Inc.*	405	660
Titan International, Inc.	436	2,193
Wonder Auto Technology, Inc.*	235	841
		25,345
Banks — 6.3%
1st Source Corp.	226	4,079
Ameris Bancorp	100	471
Ames National Corp.	69	1,179
Arrow Financial Corp.	104	2,464
BancFirst Corp.	105	3,822
Banco Latinoamericano de Exportaciones S.A., Class E	389	3,645
BancTrust Financial Group, Inc.	162	1,025
Bank Mutual Corp.	589	5,336
Bank of the Ozarks, Inc.	135	3,116
Banner Corp.	151	439
Boston Private Financial Holdings, Inc.	600	2,106

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Bryn Mawr Bank Corp.	80	$1,348
Camden National Corp.	110	2,514
Capital City Bank Group, Inc.	119	1,364
Capitol Bancorp Ltd.	132	548
Cardinal Financial Corp.	300	1,722
Cascade Bancorp	200	326
Cass Information Systems, Inc.	100	3,243
Cathay General Bancorp	647	6,748
CenterState Banks of Florida, Inc.	100	1,101
Central Pacific Financial Corp.	455	2,548
Chemical Financial Corp.	289	6,014
Citizens & Northern Corp.	90	1,664
Citizens Republic Bancorp, Inc.	1,327	2,057
City Bank	100	330
City Holding Co.	208	5,676
CoBiz Financial, Inc.	200	1,050
Columbia Banking System, Inc.	337	2,157
Community Bank System, Inc.	428	7,169
Community Trust Bancorp, Inc.	195	5,216
CVB Financial Corp.	839	5,563
East West Bancorp, Inc.	790	3,610
Encore Bancshares, Inc.*	100	887
Enterprise Financial Services Corp.	100	976
F.N.B. Corp.	1,132	8,682
Farmers Capital Bank Corp.	71	1,113
Financial Institutions, Inc.	280	2,134
First Bancorp	182	2,179
First Bancorp, Inc.	100	1,586
First BanCorp.	988	4,209
First Busey Corp.	331	2,569
First Commonwealth Financial Corp.	1,082	9,597
First Community Bancshares, Inc.	92	1,074
First Financial Bancorp	525	5,003
First Financial Bankshares, Inc.	269	12,958
First Financial Corp.	147	5,424
First Merchants Corp.	240	2,590
First Midwest Bancorp, Inc.	653	5,609
First South Bancorp, Inc.	100	1,062
FirstMerit Corp.	1,008	18,346
Frontier Financial Corp.	514	565
Glacier Bancorp, Inc.	784	12,317
Green Bankshares, Inc.	120	1,056
Guaranty Bancorp*	869	1,521
Hancock Holding Co.	328	10,260
Hanmi Financial Corp.	400	520
Harleysville National Corp.	586	3,551
Heartland Financial USA, Inc.	217	2,938
Heritage Commerce Corp.	100	525
Home Bancshares, Inc.	200	3,994
IBERIABANK Corp.	205	9,418
Independent Bank Corp.	180	2,655
International Bancshares Corp.	675	5,265
Lakeland Bancorp, Inc.	239	1,919
Lakeland Financial Corp.	164	3,147
MainSource Financial Group, Inc.	261	2,098
MB Financial, Inc.	406	5,522
Nara Bancorp, Inc.	439	1,291
National Penn Bancshares, Inc.	1,046	8,682
NBT Bancorp, Inc.	400	8,656
Old National Bancorp	839	9,372
Old Second Bancorp, Inc.	280	1,778
Oriental Financial Group, Inc.	274	1,337
Pacific Capital Bancorp.	615	4,164
Pacific Continental Corp.	159	1,851
PacWest Bancorp	369	5,288
Park National Corp.	139	7,749
Peapack-Gladstone Financial Corp.	129	2,326
Pennsylvania Commerce Bancorp, Inc.*	100	1,840
Peoples Bancorp, Inc.	136	1,765
Pinnacle Financial Partners, Inc.*	296	7,018
PremierWest Bancorp	210	844
PrivateBancorp, Inc.	292	4,222
Prosperity Bancshares, Inc.	506	13,839
Provident Bankshares Corp.	344	2,425
Renasant Corp.	246	3,090
Republic Bancorp, Inc., Class A	100	1,867
S&T Bancorp, Inc.	286	6,066
S.Y. Bancorp, Inc.	173	4,204
Sandy Spring Bancorp, Inc.	271	3,024
SCBT Financial Corp.	139	2,905
Seacoast Banking Corp. of Florida	200	606
Shore Bancshares, Inc.	112	1,876
Sierra Bancorp	81	788
Signature Bank*	447	12,619
Simmons First National Corp., Class A	175	4,408
Smithtown Bancorp, Inc.	157	1,771
Southside Bancshares, Inc.	168	3,175
Southwest Bancorp, Inc.	293	2,748
State Bancorp, Inc.	329	2,533
StellarOne Corp.	279	3,323
Sterling Bancorp	315	3,118
Sterling Bancshares, Inc.	975	6,376
Sterling Financial Corp.	502	1,039
Suffolk Bancorp	143	3,717
Sun Bancorp, Inc.*	200	1,038
Susquehanna Bancshares, Inc.	1,099	10,254
SVB Financial Group*	398	7,964
Texas Capital Bancshares, Inc.*	373	4,200
The Colonial BancGroup, Inc.	2,747	2,472
The South Financial Group, Inc.	746	821
Tompkins Financial Corp.	100	4,300
TowneBank	270	4,409
Trico Bancshares	204	3,415
TrustCo Bank Corp.	963	5,797
Trustmark Corp.	624	11,469
UCBH Holdings, Inc.	1,204	1,818
UMB Financial Corp.	387	16,444
Umpqua Holdings Corp.	726	6,578
Union Bankshares Corp.	214	2,964
United Bankshares, Inc.	450	7,758
United Community Banks, Inc.	387	1,610
United Security Bancshares	100	736

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Univest Corp. of Pennsylvania	172	$3,010
Washington Trust Bancorp, Inc.	197	3,201
WesBanco, Inc.	348	7,945
West Bancorporation, Inc.	200	1,490
West Coast Bancorp	145	322
Westamerica Bancorporation	374	17,039
Western Alliance Bancorp*	200	912
Wilshire Bancorp, Inc.	200	1,032
Wintrust Financial Corp.	327	4,022
Yadkin Valley Financial Corp.	125	931
		530,570
Beverages — 0.3%
Boston Beer Co., Inc., Class A*	111	2,316
Coca-Cola Bottling Co. Consolidated	44	2,290
Farmer Bros. Co.	73	1,299
Green Mountain Coffee Roasters, Inc.*	221	10,608
National Beverage Corp.*	142	1,302
Peet’s Coffee & Tea, Inc.*	189	4,086
		21,901
Biotechnology — 4.3%
Acorda Therapeutics, Inc.*	473	9,370
Affymax, Inc.*	176	2,835
Alexion Pharmaceuticals, Inc.*	1,051	39,581
Alnylam Pharmaceuticals, Inc.*	463	8,816
AMAG Pharmaceuticals, Inc.*	226	8,310
American Oriental Bioengineering, Inc.*	849	3,277
Arena Pharmaceuticals, Inc.*	996	2,998
Ariad Pharmaceuticals, Inc.*	717	853
Arqule, Inc.*	459	1,900
Bio-Rad Laboratories, Inc., Class A*	239	15,750
Cambrex Corp.*	314	716
Celera Corp.*	1,024	7,813
Cell Genesys, Inc.*	1,645	477
Celldex Therapeutics, Inc.*	190	1,237
Clinical Data, Inc.*	154	1,663
Cougar Biotechnology, Inc.*	181	5,828
Cubist Pharmaceuticals, Inc.*	689	11,272
Cytokinetics, Inc.*	510	867
Dendreon Corp.*	1,155	4,851
Discovery Laboratories, Inc.*	1,000	1,220
Emergent BioSolutions, Inc.*	139	1,878
Enzo Biochem, Inc.*	357	1,435
Enzon Pharmaceuticals, Inc.*	529	3,211
Exelixis, Inc.*	1,386	6,376
Facet Biotech Corp.*	243	2,309
Geron Corp.*	1,096	4,899
GTx, Inc.*	279	2,952
Halozyme Therapeutics, Inc.*	805	4,395
Human Genome Sciences, Inc.*	1,885	1,565
Idera Pharmaceuticals, Inc.*	343	2,219
Immunogen, Inc.*	678	4,814
Immunomedics, Inc.*	734	705
Incyte Corp. Ltd.*	909	2,127
InterMune, Inc.*	441	7,250
Lexicon Pharmaceuticals, Inc.*	912	994
Ligand Pharmaceuticals, Inc., Class B*	1,489	4,437
Martek Biosciences Corp.	430	7,847
Maxygen, Inc.*	299	2,033
Molecular Insight Pharmaceuticals, Inc.*	374	1,331
Momenta Pharmaceuticals, Inc.*	327	3,600
Myriad Genetics, Inc.*	1,142	51,927
Nanosphere, Inc.*	200	994
Novavax, Inc.*	678	692
NPS Pharmaceuticals, Inc.*	657	2,759
OSI Pharmaceuticals, Inc.*	734	28,083
PDL BioPharma, Inc.	1,552	10,988
Regeneron Pharmaceuticals, Inc.*	776	10,755
Repligen Corp.*	349	1,672
RTI Biologics, Inc.*	516	1,471
Sangamo Biosciences, Inc.*	489	2,068
Seattle Genetics, Inc.*	822	8,105
SEQUENOM, Inc.*	763	10,850
The Medicines Co.*	615	6,667
United Therapeutics Corp.*	341	22,537
XOMA Ltd.*	2,371	1,257
ZymoGenetics, Inc.*	596	2,378
		359,214
Building Materials — 0.7%
AAON, Inc.	228	4,131
Apogee Enterprises, Inc.	345	3,788
Comfort Systems USA, Inc.	462	4,791
Drew Industries, Inc.*	291	2,526
Gibraltar Industries, Inc.	372	1,756
Interline Brands, Inc.*	462	3,895
Louisiana-Pacific Corp.	1,477	3,294
LSI Industries, Inc.	214	1,106
NCI Building Systems, Inc.*	161	357
Quanex Building Products Corp.	439	3,336
Simpson Manufacturing Co., Inc.	533	9,605
Texas Industries, Inc.	348	8,700
Trex Co., Inc.*	266	2,030
U.S. Concrete, Inc.*	464	928
Universal Forest Products, Inc.	200	5,322
		55,565
Chemicals — 1.4%
A. Schulman, Inc.	304	4,119
Aceto Corp.	226	1,347
American Vanguard Corp.	229	2,954
Arch Chemicals, Inc.	331	6,276
Balchem Corp.	243	6,107
Ferro Corp.	372	532
H.B. Fuller Co.	583	7,579
ICO, Inc.*	332	684
Innophos Holdings, Inc.	134	1,512
Innospec, Inc.	307	1,157
Landec Corp.*	200	1,114
Minerals Technologies, Inc.	250	8,012
NewMarket Corp.	177	7,841
Olin Corp.	960	13,699
OM Group, Inc.*	397	7,670
Penford Corp.	121	439
PolyOne Corp.*	1,394	3,220

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
Quaker Chemical Corp.	148	$1,175
Rockwood Holdings, Inc.*	559	4,438
Sensient Technologies Corp.	620	14,570
ShengdaTech, Inc.*	550	1,705
Solutia, Inc.*	1,079	2,018
Spartech Corp.	436	1,073
Stepan Co.	82	2,239
Symyx Technologies, Inc.*	445	1,980
W.R. Grace & Co.*	944	5,966
Westlake Chemical Corp.	250	3,658
Zep, Inc.	265	2,711
Zoltek Cos., Inc.*	305	2,077
		117,872
Coal — 0.1%
International Coal Group, Inc.*	1,506	2,425
James River Coal Co.*	309	3,813
Westmoreland Coal Co.*	115	824
		7,062
Commercial Services — 6.0%
Aaron Rents, Inc.	586	15,623
ABM Industries, Inc.	552	9,053
Administaff, Inc.	284	6,001
Advance America Cash Advance Centers, Inc.	989	1,671
Albany Molecular Research, Inc.*	282	2,659
American Public Education, Inc.*	141	5,930
AMN Healthcare Services, Inc.*	432	2,203
Arbitron, Inc.	355	5,329
Bankrate, Inc.*	145	3,618
Bowne & Co., Inc.	386	1,239
Capella Education Co.*	185	9,805
CBIZ, Inc.*	584	4,070
CDI Corp.	195	1,895
Cenveo, Inc.*	532	1,729
Chemed Corp.	290	11,281
Coinstar, Inc.*	355	11,630
Consolidated Graphics, Inc.*	120	1,526
Corinthian Colleges, Inc.*	1,138	22,134
Cornell Cos, Inc.*	178	2,914
Corvel Corp.*	81	1,638
CoStar Group, Inc.*	256	7,744
CRA International, Inc.*	122	2,303
Cross Country Healthcare, Inc.*	324	2,122
Deluxe Corp.	696	6,703
Dollar Financial Corp.*	304	2,894
DynCorp International, Inc., Class A*	319	4,252
Electro Rent Corp.	270	2,603
Emergency Medical Services Corp., Class A*	148	4,646
Euronet Worldwide, Inc.*	613	8,006
ExlService Holdings, Inc.*	200	1,724
First Advantage Corp., Class A*	116	1,598
Forrester Research, Inc.*	199	4,091
Gartner, Inc.*	781	8,599
Gevity HR, Inc.	420	1,659
Global Cash Access Holdings, Inc.*	421	1,608
Global Traffic Network, Inc.*	209	633
Grand Canyon Education, Inc.*	144	2,485
Great Lakes Dredge & Dock Corp.	651	1,960
H&E Equipment Services, Inc.*	194	1,271
Healthcare Services Group	529	7,919
Heartland Payment Systems, Inc.	335	2,214
Heidrick & Struggles International, Inc.	238	4,222
Hill International, Inc.*	256	778
HMS Holdings Corp.*	325	10,693
Huron Consulting Group, Inc.*	262	11,117
ICF International, Inc.*	75	1,723
ICT Group, Inc.*	150	836
Interactive Data Corp.	457	11,361
Jackson Hewitt Tax Service, Inc.	287	1,498
K12, Inc.*	67	931
Kelly Services, Inc., Class A	368	2,962
Kendle International, Inc.*	163	3,416
Kenexa Corp.*	217	1,170
Kforce, Inc.*	453	3,185
Korn/Ferry International*	609	5,518
Landauer, Inc.	122	6,183
Learning Tree International, Inc.*	118	999
LECG Corp.*	262	665
Lincoln Educational Services Corp.*	68	1,246
Live Nation, Inc.*	889	2,374
MAXIMUS, Inc.	216	8,610
McGrath Rentcorp	286	4,507
Midas, Inc.*	224	1,774
Monro Muffler Brake, Inc.	232	6,341
MPS Group, Inc.*	1,256	7,473
Multi-Color Corp.	113	1,382
Navigant Consulting, Inc.*	605	7,907
Net 1 UEPS Technologies, Inc.*	647	9,841
Odyssey Marine Exploration, Inc.*	520	1,763
On Assignment, Inc.*	552	1,496
Parexel International Corp.*	742	7,220
PHH Corp.*	683	9,596
Pre-Paid Legal Services, Inc.*	110	3,193
PRG-Schultz International, Inc.*	312	886
Princeton Review, Inc.*	210	914
Rent-A-Center, Inc.*	904	17,511
Resources Connection, Inc.*	567	8,550
RiskMetrics Group, Inc.*	310	4,430
Rollins, Inc.	496	8,506
RSC Holdings, Inc.*	637	3,351
Sotheby’s	894	8,046
Spherion Corp.*	923	1,920
Standard Parking Corp.*	93	1,525
Steiner Leisure Ltd.*	214	5,224
Stewart Enterprises, Inc., Class A	994	3,221
SuccessFactors, Inc.*	408	3,113
Team, Inc.*	197	2,309
TeleTech Holdings, Inc.*	495	5,391
The Advisory Board Co.*	221	3,664
The GEO Group, Inc.*	663	8,785
The Hackett Group, Inc.*	801	1,618

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
The Providence Service Corp.*	200	$1,376
TNS, Inc.*	368	3,010
TrueBlue, Inc.*	512	4,224
Universal Technical Institute, Inc.*	288	3,456
Valassis Communications, Inc.*	528	829
Viad Corp.	276	3,897
VistaPrint Ltd.*	570	15,669
Volt Information Sciences, Inc.*	200	1,330
Watson Wyatt Worldwide, Inc., Class A	547	27,005
Wright Express Corp.*	499	9,092
		499,814
Computers — 2.4%
3D Systems Corp.*	200	1,318
3PAR, Inc.*	282	1,853
Agilysys, Inc.	376	1,617
CACI International, Inc., Class A*	378	13,793
Ciber, Inc.*	602	1,643
Cogo Group, Inc.*	306	2,044
Compellent Technologies, Inc.*	200	2,170
Cray, Inc.*	499	1,746
Data Domain, Inc.*	439	5,518
Digimarc Corp.*	117	1,137
Echelon Corp.*	366	2,961
Electronics for Imaging, Inc.*	696	6,821
Hutchinson Technology, Inc.*	320	832
iGate Corp.	200	648
Imation Corp.	338	2,586
Immersion Corp.*	300	879
Insight Enterprises, Inc.*	644	1,971
Integral Systems, Inc.*	210	1,806
Isilon Systems, Inc.*	418	920
Jack Henry & Associates, Inc.	926	15,112
Magma Design Automation, Inc.*	893	670
Manhattan Associates, Inc.*	297	5,144
Maxwell Technologies, Inc.*	375	2,606
Mentor Graphics Corp.*	1,040	4,618
Mercury Computer Systems, Inc.*	247	1,366
Micros Systems, Inc.*	1,052	19,725
MTS Systems Corp.	213	4,846
NCI, Inc., Class A*	100	2,600
Ness Technologies, Inc.*	394	1,162
Netezza Corp.*	532	3,618
NetScout Systems, Inc.*	352	2,520
Palm, Inc.*	1,393	12,008
Perot Systems Corp., Class A*	1,095	14,103
Quantum Corp.*	2,961	1,984
Rackable Systems, Inc.*	466	1,892
Radiant Systems, Inc.*	300	1,323
RadiSys Corp.*	423	2,563
Rimage Corp.*	112	1,495
Riverbed Technology, Inc.*	723	9,457
Silicon Storage Technology, Inc.*	1,437	2,371
SMART Modular Technologies (WWH), Inc.*	600	828
SRA International, Inc., Class A*	526	7,732
STEC, Inc.*	492	3,626
Stratasys, Inc.*	260	2,150
Super Micro Computer, Inc.*	200	984
SYKES Enterprises, Inc.*	430	7,151
Synaptics, Inc.*	443	11,855
Syntel, Inc.	148	3,046
Virtusa Corp.*	156	967
		201,785
Cosmetics & Personal Care — 0.2%
Chattem, Inc.*	215	12,051
Elizabeth Arden, Inc.*	241	1,405
Inter Parfums, Inc.	151	880
		14,336
Distribution & Wholesale — 1.0%
Beacon Roofing Supply, Inc.*	565	7,565
BMP Sunstone Corp.*	262	846
Brightpoint, Inc.*	604	2,585
Chindex International, Inc.*	214	1,064
Core-Mark Holding Co., Inc.*	163	2,970
FGX International Holdings Ltd.*	200	2,324
Fossil, Inc.*	558	8,761
Houston Wire & Cable Co.	269	2,085
MWI Veterinary Supply, Inc.*	125	3,560
Owens & Minor, Inc.	510	16,896
Pool Corp.	625	8,375
ScanSource, Inc.*	346	6,429
School Specialty, Inc.*	222	3,905
Titan Machinery, Inc.*	100	899
United Stationers, Inc.*	289	8,115
Watsco, Inc.	299	10,175
		86,554
Diversified Financial Services — 1.9%
Advanta Corp., Class B	641	423
Asset Acceptance Capital Corp.*	317	1,683
BGC Partners, Inc., Class A	391	864
Broadpoint Securities Group, Inc.*	421	1,389
Calamos Asset Management, Inc., Class A	236	1,135
Cohen & Steers, Inc.	175	1,953
CompuCredit Corp.*	200	490
Credit Acceptance Corp.*	100	2,149
Diamond Hill Investment Group, Inc.*	23	904
Duff & Phelps Corp., Class A*	108	1,701
Encore Capital Group, Inc.*	148	670
Epoch Holding Corp.	229	1,573
Evercore Partners, Inc., Class A	116	1,792
FBR Capital Markets Corp.*	314	1,033
FCStone Group, Inc.*	252	575
Federal Agricultural Mortgage Corp., Class C	165	442
Financial Federal Corp.	326	6,905
GAMCO Investors, Inc., Class A	101	3,298
GFI Group, Inc.	1,024	3,287
Greenhill & Co., Inc.	235	17,355
Interactive Brokers Group, Inc., Class A*	500	8,065
International Assets Holding Corp.*	78	795
Kayne Anderson Energy Development Co.	220	2,055

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Diversified Financial Services — (continued)
KBW, Inc.*	382	$7,774
Knight Capital Group, Inc., Class A*	1,216	17,924
LaBranche & Co., Inc.*	759	2,839
Ladenburg Thalmann Financial Services, Inc.*	1,200	636
MarketAxess Holdings, Inc.*	501	3,828
National Financial Partners Corp.	357	1,142
Nelnet, Inc., Class A*	200	1,768
NewStar Financial, Inc.*	300	696
Ocwen Financial Corp.*	473	5,406
optionsXpress Holdings, Inc.	559	6,356
Penson Worldwide, Inc.*	273	1,755
Piper Jaffray Cos.*	245	6,319
Portfolio Recovery Associates, Inc.*	202	5,422
Sanders Morris Harris Group, Inc.	211	823
Stifel Financial Corp.*	350	15,158
SWS Group, Inc.	324	5,032
The First Marblehead Corp.*	1,331	1,717
Thomas Weisel Partners Group, Inc.*	266	952
TradeStation Group, Inc.*	510	3,366
U.S. Global Investors, Inc., Class A	200	974
Virtus Investment Partners, Inc.*	50	326
Westwood Holdings Group, Inc.	101	3,948
World Acceptance Corp.*	204	3,488
		158,185
Electric — 2.7%
Allete, Inc.	345	9,208
Avista Corp.	691	9,522
Black Hills Corp.	462	8,265
Central Vermont Public Service Corp.	157	2,716
CH Energy Group, Inc.	206	9,661
Cleco Corp.	758	16,441
El Paso Electric Co.*	585	8,243
EnerNOC, Inc.*	133	1,934
IDACORP, Inc.	584	13,642
ITC Holdings Corp.	633	27,611
MGE Energy, Inc.	290	9,097
NorthWestern Corp.	470	10,096
Ormat Technologies, Inc.	240	6,590
Otter Tail Corp.	457	10,077
Pike Electric Corp.*	200	1,850
PNM Resources, Inc.	1,135	9,375
Portland General Electric Co.	972	17,098
The Empire District Electric Co.	448	6,469
U.S. Geothermal, Inc.*	1,136	807
UIL Holdings Corp.	388	8,660
UniSource Energy Corp.	437	12,319
Westar Energy, Inc.	1,335	23,403
		223,084
Electrical Components & Equipment — 0.9%
Advanced Battery Technologies, Inc.*	523	1,119
Advanced Energy Industries, Inc.*	399	3,004
American Superconductor Corp.*	539	9,330
Beacon Power Corp.*	1,557	732
Belden, Inc.	632	7,906
Capstone Turbine Corp.*	1,978	1,424
China BAK Battery, Inc.*	800	1,368
Encore Wire Corp.	250	5,358
Ener1, Inc.*	706	3,650
Energy Conversion Devices, Inc.*	564	7,484
EnerSys*	328	3,975
Evergreen Solar, Inc.*	1,613	3,436
Fushi Copperweld, Inc.*	226	1,085
GrafTech International Ltd.*	1,554	9,573
Graham Corp.	100	897
InSteel Industries, Inc.	291	2,025
Littelfuse, Inc.*	252	2,770
Nighthawk Radiology Holdings, Inc.*	299	807
Powell Industries, Inc.*	99	3,496
Power-One, Inc.*	1,024	901
PowerSecure International, Inc.*	268	917
Ultralife Corp.*	142	1,098
Universal Display Corp.*	330	3,026
Valence Technology, Inc.*	595	1,267
Vicor Corp.	233	1,139
		77,787
Electronics — 2.2%
American Science & Engineering, Inc.	109	6,082
Analogic Corp.	162	5,187
Axsys Technologies, Inc.*	116	4,877
Badger Meter, Inc.	192	5,547
Bel Fuse, Inc., Class B	169	2,271
Benchmark Electronics, Inc.*	875	9,800
Brady Corp., Class A	639	11,266
Checkpoint Systems, Inc.*	466	4,180
China Security & Surveillance Technology, Inc.*	322	1,237
Cogent, Inc.*	546	6,497
Coherent, Inc.*	307	5,296
CTS Corp.	367	1,325
Cymer, Inc.*	393	8,748
Daktronics, Inc.	444	2,908
Dionex Corp.*	234	11,057
Electro Scientific Industries, Inc.*	332	1,965
FARO Technologies, Inc.*	196	2,634
FEI Co.*	449	6,928
ICx Technologies, Inc.*	163	660
II-VI, Inc.*	322	5,532
L-1 Identity Solutions, Inc.*	990	5,059
LaBarge, Inc.*	100	837
Measurement Specialties, Inc.*	270	1,104
Methode Electronics, Inc.	393	1,407
Microvision, Inc.*	803	1,036
Newport Corp.*	513	2,267
NVE Corp.*	100	2,881
OSI Systems, Inc.*	200	3,052
Park Electrochemical Corp.	247	4,268
Plexus Corp.*	519	7,173
Rofin-Sinar Technologies, Inc.*	395	6,367
Rogers Corp.*	241	4,550
Sanmina-SCI Corp.*	7,254	2,213
Taser International, Inc.*	788	3,688

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Electronics — (continued)
Technitrol, Inc.	369	$631
TTM Technologies, Inc.*	622	3,608
Varian, Inc.*	379	8,998
Watts Water Technologies, Inc., Class A	390	7,628
Woodward Governor Co.	770	8,609
Zygo Corp.*	182	835
		180,208
Energy-Alternate Sources — 0.2%
Clean Energy Fuels Corp.*	343	2,089
Comverge, Inc.*	258	1,793
Evergreen Energy, Inc.*	1,600	2,227
FuelCell Energy, Inc.*	981	2,354
GT Solar International, Inc.*	412	2,736
Headwaters, Inc.*	580	1,821
Plug Power, Inc.*	1,702	1,481
Quantum Fuel Systems Technologies Worldwide, Inc.*	1,237	990
		15,491
Engineering & Construction — 0.9%
Dycom Industries, Inc.*	555	3,213
EMCOR Group, Inc.*	858	14,732
ENGlobal Corp.*	285	1,294
Exponent, Inc.*	166	4,205
Granite Construction, Inc.	412	15,442
Insituform Technologies, Inc., Class A*	469	7,335
Integrated Electrical Services, Inc.*	137	1,249
Layne Christensen Co.*	231	3,712
Michael Baker Corp.*	92	2,392
Orion Marine Group, Inc.*	307	4,022
Perini Corp.*	662	8,143
Stanley, Inc.*	122	3,098
Sterling Construction Co., Inc.*	170	3,033
VSE Corp.	45	1,201
		73,071
Entertainment — 0.6%
Bally Technologies, Inc.*	698	12,857
Churchill Downs, Inc.	114	3,427
Cinemark Holdings, Inc.	320	3,005
Great Wolf Resorts, Inc.*	574	1,337
Isle of Capri Casinos, Inc.*	335	1,772
National CineMedia, Inc.	510	6,722
Pinnacle Entertainment, Inc.*	700	4,928
Shuffle Master, Inc.*	967	2,775
Speedway Motorsports, Inc.	216	2,553
Steinway Musical Instruments, Inc.*	74	886
Vail Resorts, Inc.*	383	7,825
		48,087
Environmental Control — 1.1%
American Ecology Corp.	227	3,164
Calgon Carbon Corp.*	704	9,976
Casella Waste Systems, Inc., Class A*	368	629
Clean Harbors, Inc.*	241	11,568
Darling International, Inc.*	952	3,532
Energy Recovery, Inc.*	174	1,322
EnergySolutions, Inc.	456	3,944
Fuel Tech, Inc.*	231	2,416
Met-Pro Corp.	133	1,084
Metalico, Inc.*	381	648
Mine Safety Appliances Co.	384	7,688
Rentech, Inc.*	2,079	1,144
Tetra Tech, Inc.*	740	15,081
Waste Connections, Inc.*	1,027	26,394
Waste Services, Inc.*	256	1,096
		89,686
Food — 2.6%
American Dairy, Inc.*	84	1,420
Arden Group, Inc., Class A	12	1,402
B&G Foods, Inc., Class A	300	1,560
Cal-Maine Foods, Inc.	161	3,605
Calavo Growers, Inc.	100	1,202
Chiquita Brands International, Inc.*	492	3,262
Diamond Foods, Inc.	187	5,223
Flowers Foods, Inc.	1,046	24,560
Fresh Del Monte Produce, Inc.*	547	8,982
Great Atlantic & Pacific Tea Co.*	509	2,703
Hain Celestial Group, Inc.*	523	7,447
HQ Sustainable Maritime Industries, Inc.*	141	1,079
Imperial Sugar Co.	100	719
Ingles Markets, Inc., Class A	204	3,046
J&J Snack Foods Corp.	181	6,261
Lancaster Colony Corp.	262	10,868
Lance, Inc.	341	7,100
M&F Worldwide Corp.*	111	1,300
Nash Finch Co.	147	4,129
Ralcorp Holdings, Inc.*	718	38,686
Ruddick Corp.	600	13,470
Sanderson Farms, Inc.	254	9,538
Seaboard Corp.	4	4,040
Smart Balance, Inc.*	829	5,007
Spartan Stores, Inc.	255	3,929
Tootsie Roll Industries, Inc.	320	6,957
TreeHouse Foods, Inc.*	405	11,660
United Natural Foods, Inc.*	549	10,414
Village Super Market, Inc., Class A	72	2,244
Weis Markets, Inc.	127	3,942
Winn-Dixie Stores, Inc.*	671	6,415
Zhongpin, Inc.*	199	1,767
		213,937
Forest Products & Paper — 0.2%
AbitibiBowater, Inc.*	691	380
Buckeye Technologies, Inc.*	507	1,080
Clearwater Paper Corp.*	116	931
Deltic Timber Corp.	138	5,439
KapStone Paper and Packaging Corp.*	400	984
Neenah Paper, Inc.	274	995
P.H. Glatfelter Co.	518	3,232
Schweitzer-Mauduit International, Inc.	209	3,858
Wausau Paper Corp.	558	2,935
		19,834

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Gas — 1.6%
Chesapeake Utilities Corp.	101	$3,078
New Jersey Resources Corp.	526	17,874
Nicor, Inc.	576	19,141
Northwest Natural Gas Co.	334	14,502
Piedmont Natural Gas Co., Inc.	934	24,181
South Jersey Industries, Inc.	384	13,440
Southwest Gas Corp.	558	11,757
The Laclede Group, Inc.	278	10,836
WGL Holdings, Inc.	631	20,697
		135,506
Hand & Machine Tools — 0.4%
Baldor Electric Co.	570	8,259
Franklin Electric Co., Inc.	301	6,661
K-Tron International, Inc.*	32	1,942
Regal-Beloit Corp.	405	12,409
Thermadyne Holdings Corp.*	240	509
		29,780
Healthcare Products — 4.1%
Abaxis, Inc.*	291	5,017
ABIOMED, Inc.*	364	1,784
Accuray, Inc.*	607	3,053
Affymetrix, Inc.*	1,005	3,286
Align Technology, Inc.*	818	6,487
American Medical Systems Holdings, Inc.*	942	10,503
AngioDynamics, Inc.*	301	3,383
Atrion Corp.	17	1,500
BioMimetic Therapeutics, Inc.*	200	1,420
Bruker Corp.*	641	3,949
Caliper Life Sciences, Inc.*	930	921
Cantel Medical Corp.*	200	2,574
Cardiac Science Corp.*	447	1,345
CardioNet, Inc.*	58	1,627
Cepheid, Inc.*	758	5,230
Columbia Laboratories, Inc.*	924	1,331
Conceptus, Inc.*	370	4,348
CONMED Corp.*	380	5,476
CryoLife, Inc.*	333	1,725
Cyberonics, Inc.*	286	3,795
Cynosure, Inc., Class A*	195	1,188
DexCom, Inc.*	556	2,302
ev3, Inc.*	820	5,822
Exactech, Inc.*	83	954
Genomic Health, Inc.*	209	5,095
Greatbatch, Inc.*	303	5,863
Haemonetics Corp.*	329	18,121
Hanger Orthopedic Group, Inc.*	369	4,889
Hansen Medical, Inc.*	200	804
ICU Medical, Inc.*	160	5,139
Immucor, Inc.*	892	22,434
Insulet Corp.*	359	1,472
Integra LifeSciences Holdings Corp.*	232	5,737
Invacare Corp.	396	6,348
IRIS International, Inc.*	266	3,067
Kensey Nash Corp.*	67	1,425
Luminex Corp.*	522	9,459
Masimo Corp.*	580	16,808
Medical Action Industries, Inc.*	152	1,260
Meridian Bioscience, Inc.	526	9,531
Merit Medical Systems, Inc.*	322	3,932
Micrus Endovascular Corp.*	200	1,194
Natus Medical, Inc.*	367	3,123
NuVasive, Inc.*	460	14,435
NxStage Medical, Inc.*	384	991
OraSure Technologies, Inc.*	467	1,182
Orthofix International NV*	192	3,556
Orthovita, Inc.*	700	1,876
Palomar Medical Technologies, Inc.*	340	2,468
PSS World Medical, Inc.*	788	11,308
Quidel Corp.*	348	3,209
Sirona Dental Systems, Inc.*	182	2,606
Somanetics Corp.*	194	2,945
SonoSite, Inc.*	244	4,363
Spectranetics Corp.*	565	1,429
Stereotaxis, Inc.*	311	1,241
STERIS Corp.	748	17,413
SurModics, Inc.*	221	4,033
Symmetry Medical, Inc.*	455	2,871
Synovis Life Technologies, Inc.*	200	2,768
Thoratec Corp.*	677	17,392
TomoTherapy, Inc.*	844	2,237
TranS1, Inc.*	187	1,139
Vital Images, Inc.*	229	2,581
VNUS Medical Technologies, Inc.*	220	4,679
Volcano Corp.*	586	8,526
West Pharmaceutical Services, Inc.	417	13,682
Wright Medical Group, Inc.*	480	6,254
Zoll Medical Corp.*	245	3,518
		343,423
Healthcare Services — 1.9%
Air Methods Corp.*	158	2,672
Alliance Imaging, Inc.*	258	1,754
Almost Family, Inc.*	114	2,176
Amedisys, Inc.*	320	8,797
AMERIGROUP Corp.*	673	18,534
Amsurg Corp.*	409	6,483
Assisted Living Concepts, Inc., Class A*	137	1,858
Bio-Reference Labs, Inc.*	186	3,889
Capital Senior Living Corp.*	436	1,064
Centene Corp.*	546	9,839
Emeritus Corp.*	240	1,574
Five Star Quality Care, Inc.*	524	545
Genoptix, Inc.*	112	3,055
Gentiva Health Services, Inc.*	298	4,530
HealthSouth Corp.*	1,113	9,883
HealthSpring, Inc.*	569	4,763
Healthways, Inc.*	397	3,482
IPC The Hospitalist Co., Inc.*	71	1,351
Kindred Healthcare, Inc.*	324	4,844
LHC Group, Inc.*	170	3,788
Life Sciences Research, Inc.*	141	1,011
Magellan Health Services, Inc.*	516	18,803
MedCath Corp.*	229	1,665

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Healthcare Services — (continued)
Molina Healthcare, Inc.*	153	$2,910
National Healthcare Corp.	101	4,055
Odyssey HealthCare, Inc.*	408	3,958
Psychiatric Solutions, Inc.*	721	11,341
RehabCare Group, Inc.*	248	4,325
Res-Care, Inc.*	339	4,936
Skilled Healthcare Group, Inc., Class A*	298	2,447
Sun Healthcare Group, Inc.*	492	4,152
Sunrise Senior Living, Inc.*	355	241
The Ensign Group, Inc.	99	1,531
Triple-S Management Corp., Class B*	194	2,390
U.S. Physical Therapy, Inc.*	239	2,313
		160,959
Holding Companies — 0.0%
Compass Diversified Holdings	392	3,497

Home Builders — 0.3%
Beazer Homes USA, Inc.*	721	728
Cavco Industries, Inc.*	130	3,068
Champion Enterprises, Inc.*	999	480
Hovnanian Enterprises, Inc., Class A*	708	1,104
M/I Homes, Inc.	128	895
Meritage Homes Corp.*	376	4,294
Skyline Corp.	73	1,388
Standard Pacific Corp.*	1,576	1,387
The Ryland Group, Inc.	552	9,196
Winnebago Industries, Inc.	424	2,251
		24,791
Home Furnishings — 0.4%
American Woodmark Corp.	145	2,546
Audiovox Corp.*	210	720
DTS, Inc.*	225	5,413
Ethan Allen Interiors, Inc.	273	3,074
Furniture Brands International, Inc.	534	785
Hooker Furniture Corp.	100	844
Kimball International, Inc., Class B	444	2,913
La-Z-Boy, Inc.	662	828
Sealy Corp.*	745	1,110
Tempur-Pedic International, Inc.	1,003	7,322
TiVo, Inc.*	1,299	9,145
Universal Electronics, Inc.*	182	3,294
		37,994
Household Products & Wares — 0.5%
ACCO Brands Corp.*	568	557
American Greetings Corp., Class A	634	3,208
Blyth, Inc.	78	2,038
Central Garden and Pet Co., Class A*	850	6,392
CSS Industries, Inc.	80	1,360
Ennis, Inc.	301	2,667
Helen of Troy Ltd.*	401	5,514
Prestige Brands Holdings, Inc.*	501	2,595
The Standard Register Co.	200	916
Tupperware Brands Corp.	804	13,660
WD-40 Co.	201	4,852
		43,759
Insurance — 4.2%
AMBAC Financial Group, Inc.	3,419	2,667
American Equity Investment Life Holding Co.	747	3,107
American Physicians Capital, Inc.	115	4,706
American Safety Insurance Holdings Ltd*	125	1,439
AMERISAFE, Inc.*	278	4,259
AmTrust Financial Services, Inc.	200	1,910
Argo Group International Holdings Ltd.*	390	11,751
Aspen Insurance Holdings Ltd.	1,068	23,987
Assured Guaranty Ltd.	778	5,267
Baldwin & Lyons, Inc., Class B	93	1,760
Citizens, Inc.*	512	3,722
CNA Surety Corp.*	236	4,352
Crawford & Co., Class B*	232	1,559
Delphi Financial Group, Inc., Class A	544	7,322
Donegal Group, Inc., Class A	200	3,074
eHealth, Inc.*	333	5,331
EMC Insurance Group, Inc.	100	2,107
Employers Holdings, Inc.	642	6,125
Enstar Group Ltd.*	68	3,830
FBL Financial Group, Inc., Class A	227	942
First Acceptance Corp.*	371	898
First Mercury Financial Corp.*	153	2,209
Flagstone Reinsurance Holdings Ltd.	391	3,046
FPIC Insurance Group, Inc.*	96	3,555
Greenlight Capital Re Ltd., Class A*	349	5,573
Harleysville Group, Inc.	174	5,535
Horace Mann Educators Corp.	466	3,900
Infinity Property & Casualty Corp.	191	6,481
IPC Holdings Ltd.	723	19,550
Kansas City Life Insurance Co.	73	2,617
Life Partners Holdings, Inc.	75	1,279
Maiden Holdings Ltd.	730	3,263
Max Capital Group Ltd.	722	12,447
Meadowbrook Insurance Group, Inc.	703	4,288
Montpelier Re Holdings Ltd.	1,163	15,072
National Interstate Corp.	70	1,184
National Western Life Insurance Co., Class A	32	3,616
NYMAGIC, Inc.	70	854
Odyssey Re Holdings Corp.	286	10,848
Platinum Underwriters Holdings Ltd.	687	19,483
PMA Capital Corp., Class A*	515	2,148
Presidential Life Corp.	277	2,158
ProAssurance Corp.*	414	19,301
Radian Group, Inc.	1,463	2,663
RLI Corp.	233	11,697
Safety Insurance Group, Inc.	205	6,371
SeaBright Insurance Holdings, Inc.*	296	3,096
Selective Insurance Group	661	8,038
State Auto Financial Corp.	161	2,834
Stewart Information Services Corp.	269	5,245
The Navigators Group, Inc.*	168	7,926
The Phoenix Cos., Inc.	1,002	1,172
The PMI Group, Inc.	700	434
Tower Group, Inc.	451	11,108

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
United America Indemnity Ltd., Class A*	328	$1,319
United Fire & Casualty Co.	306	6,720
Universal American Corp.*	511	4,328
Validus Holdings Ltd.	822	19,465
Zenith National Insurance Corp.	470	11,332
		352,270
Internet — 3.0%
1-800-Flowers.com, Inc., Class A*	300	621
Art Technology Group, Inc.*	1,730	4,412
AsiaInfo Holdings, Inc.*	458	7,717
Avocent Corp.*	581	7,053
Blue Coat Systems, Inc.*	410	4,924
Blue Nile, Inc.*	168	5,065
Chordiant Software, Inc.*	400	1,212
Cogent Communications Group, Inc.*	514	3,701
comScore, Inc.*	214	2,587
Constant Contact, Inc.*	279	3,903
CyberSource Corp.*	848	12,559
DealerTrack Holdings, Inc.*	483	6,327
Digital River, Inc.*	469	13,986
drugstore.com, Inc.*	900	1,053
EarthLink, Inc.*	1,362	8,948
Entrust, Inc.*	919	1,388
eResearchTechnology, Inc.*	543	2,856
Global Sources Ltd.*	221	860
GSI Commerce, Inc.*	310	4,061
i2 Technologies, Inc.*	159	1,256
InfoSpace, Inc.*	413	2,148
Internap Network Services Corp.*	600	1,614
Internet Brands, Inc., Class A*	300	1,761
Internet Capital Group, Inc.*	528	2,128
j2 Global Communications, Inc.*	627	13,725
Keynote Systems, Inc.*	157	1,245
Limelight Networks, Inc.*	377	1,263
Liquidity Services, Inc.*	200	1,398
LoopNet, Inc.*	443	2,693
Mercadolibre, Inc.*	307	5,695
ModusLink Global Solutions, Inc.*	432	1,119
Move, Inc.*	1,923	2,788
NetFlix, Inc.*	510	21,889
NIC, Inc.	400	2,080
NutriSystem, Inc.	356	5,080
Online Resources Corp.*	556	2,341
Orbitz Worldwide, Inc.*	400	516
Overstock.com, Inc.*	240	2,196
PC-Tel, Inc.	228	980
Perficient, Inc.*	300	1,620
Rackspace Hosting, Inc.*	198	1,483
RealNetworks, Inc.*	1,268	2,955
S1 Corp.*	623	3,209
Safeguard Scientifics, Inc.*	1,700	935
Sapient Corp.*	1,095	4,895
Shutterfly, Inc.*	213	1,996
SonicWALL, Inc.*	774	3,452
Sourcefire, Inc.*	200	1,456
Stamps.com, Inc.*	157	1,523
SupportSoft, Inc.*	639	1,227
TeleCommunication Systems, Inc., Class A*	467	4,282
Terremark Worldwide, Inc.*	713	1,918
The Knot, Inc.*	351	2,878
thinkorswim Group, Inc.*	635	5,486
TIBCO Software, Inc.*	2,158	12,668
United Online, Inc.	1,035	4,616
ValueClick, Inc.*	1,207	10,272
VASCO Data Security International, Inc.*	355	2,048
Vignette Corp.*	378	2,525
Vocus, Inc.*	203	2,698
Web.com Group, Inc.*	400	1,328
Websense, Inc.*	589	7,068
		249,686
Investment Companies — 0.4%
Apollo Investment Corp.	1,644	5,721
Ares Capital Corp.	1,287	6,229
BlackRock Kelso Capital Corp.	148	620
Capital Southwest Corp.	38	2,903
Fifth Street Finance Corp.	160	1,238
Gladstone Capital Corp.	312	1,953
Gladstone Investment Corp.	300	1,146
Harris & Harris Group, Inc.*	300	1,110
Hercules Technology Growth Capital, Inc.	522	2,608
Kohlberg Capital Corp.	293	897
MCG Capital Corp.	1,346	1,723
Medallion Financial Corp.	177	1,312
MVC Capital, Inc.	323	2,717
NGP Capital Resources Co.	320	1,590
PennantPark Investment Corp.	343	1,286
Prospect Capital Corp.	369	3,144
Teton Advisors, Inc.*	2	0
		36,197
Iron & Steel — 0.0%
Olympic Steel, Inc.	98	1,487
Universal Stainless & Alloy Products, Inc.*	133	1,286
		2,773
Leisure Time — 0.5%
Ambassadors Group, Inc.	260	2,111
Brunswick Corp.	1,091	3,764
Callaway Golf Co.	873	6,268
Life Time Fitness, Inc.*	459	5,765
Marine Products Corp.	160	678
Polaris Industries, Inc.	433	9,284
WMS Industries, Inc.*	570	11,919
		39,789
Lodging — 0.1%
Ameristar Casinos, Inc.	306	3,850
Gaylord Entertainment. Co.*	468	3,898
Marcus Corp.	276	2,346
Monarch Casino & Resort, Inc.*	136	702
Morgans Hotel Group Co.*	273	849
		11,645

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Machinery - Construction & Mining — 0.1%
Astec Industries, Inc.*	238	$6,243

Machinery - Diversified — 1.4%
Alamo Group, Inc.	100	1,066
Albany International Corp., Class A	362	3,276
Altra Holdings, Inc.*	275	1,067
Applied Industrial Technologies, Inc.	549	9,262
Briggs & Stratton Corp.	617	10,181
Cascade Corp.	93	1,640
Chart Industries, Inc.*	415	3,270
Cognex Corp.	469	6,261
Columbus McKinnon Corp.*	270	2,354
DXP Enterprises, Inc.*	86	888
Flow International Corp.*	708	1,147
Gerber Scientific, Inc.*	300	717
Hurco Cos., Inc.*	69	733
Intermec, Inc.*	769	7,998
Intevac, Inc.*	424	2,209
iRobot Corp.*	278	2,113
Kadant, Inc.*	199	2,292
Key Technology, Inc.*	100	880
Lindsay Corp.	137	3,699
Middleby Corp.*	237	7,686
NACCO Industries, Inc., Class A	86	2,338
Nordson Corp.	427	12,140
Presstek, Inc.*	589	1,219
Raser Technologies, Inc.*	580	2,430
Robbins & Myers, Inc.	374	5,674
Sauer-Danfoss, Inc.	151	368
Tecumseh Products Co., Class A*	182	823
Tennant Co.	155	1,452
The Gorman-Rupp Co.	161	3,188
Twin Disc, Inc.	100	692
Wabtec Corp.	609	16,065
		115,128
Media — 0.4%
Belo Corp., Class A	799	487
Charter Communications, Inc., Class A*	4,652	97
CKX, Inc.*	591	2,423
Courier Corp.	100	1,517
Cox Radio, Inc., Class A*	430	1,763
DG FastChannel, Inc.*	226	4,242
Dolan Media, Co.*	296	2,329
Fisher Communications, Inc.	100	976
Journal Communications, Inc., Class A	500	375
Lee Enterprises, Inc.	500	140
Martha Stewart Living Omnimedia, Inc., Class A*	271	675
McClatchy Co., Class A	527	258
Media General, Inc., Class A	400	768
Mediacom Communications Corp., Class A*	621	2,503
Outdoor Channel Holdings, Inc.*	180	1,228
PRIMEDIA, Inc.	545	1,346
RHI Entertainment, Inc.*	100	152
Scholastic Corp.	295	4,446
Sinclair Broadcast Group, Inc., Class A	717	738
World Wrestling Entertainment, Inc., Class A	291	3,358
		29,821
Metal Fabricate/Hardware — 0.8%
A.M. Castle & Co.	235	2,096
Ampco-Pittsburgh Corp.	113	1,498
CIRCOR International, Inc.	223	5,022
Dynamic Materials Corp.	156	1,429
Furmanite Corp.*	408	1,269
Haynes International, Inc.*	201	3,582
Kaydon Corp.	442	12,080
L.B. Foster Co., Class A*	128	3,178
Ladish Co., Inc.*	179	1,300
Lawson Products, Inc.	56	682
Mueller Industries, Inc.	479	10,389
Mueller Water Products, Inc., Class A	1,495	4,933
NN, Inc.	300	378
Northwest Pipe Co.*	125	3,559
Omega Flex, Inc.	59	950
RBC Bearings, Inc.*	299	4,569
Sun Hydraulics Corp.	148	2,162
Worthington Industries, Inc.	843	7,343
		66,419
Mining — 1.0%
Allied Nevada Gold Corp.*	480	2,808
AMCOL International Corp.	345	5,120
Brush Engineered Materials, Inc.*	254	3,523
Coeur d’Alene Mines Corp.*	7,555	7,102
Compass Minerals International, Inc.	415	23,394
General Moly, Inc.*	690	731
Hecla Mining Co.*	2,868	5,736
Horsehead Holding Corp.*	406	2,233
Kaiser Aluminum Corp.	182	4,208
Royal Gold, Inc.	378	17,675
RTI International Metals, Inc.*	300	3,510
Stillwater Mining Co.*	656	2,427
United States Lime & Minerals, Inc.*	29	793
USEC, Inc.*	1,477	7,090
		86,350
Miscellaneous Manufacturing — 1.8%
A. O. Smith Corp.	256	6,446
Actuant Corp., Class A	726	7,500
Acuity Brands, Inc.	523	11,788
American Railcar Industries, Inc.	100	763
Ameron International Corp.	124	6,530
AZZ, Inc.*	159	4,196
Barnes Group, Inc.	638	6,820
Blount International, Inc.*	384	1,774
Ceradyne, Inc.*	351	6,364
China Fire & Security Group, Inc.*	200	1,572
CLARCOR, Inc.	645	16,247
Colfax Corp.*	199	1,367
Depomed, Inc.*	683	1,612
EnPro Industries, Inc.*	228	3,899
ESCO Technologies, Inc.*	330	12,771

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — (continued)
Federal Signal Corp.	565	$2,978
Flanders Corp.*	247	998
FreightCar America, Inc.	149	2,612
GenTek, Inc.*	87	1,522
Griffon Corp.*	640	4,800
Hexcel Corp.*	1,259	8,272
Koppers Holdings, Inc.	245	3,557
LSB Industries, Inc.*	209	2,067
Lydall, Inc.*	292	867
Matthews International Corp., Class A	403	11,610
Metabolix, Inc.*	200	1,364
Movado Group, Inc.	200	1,508
Myers Industries, Inc.	397	2,438
NL Industries, Inc.	90	900
PMFG, Inc.*	186	1,466
Polypore International, Inc.*	177	711
Raven Industries, Inc.	186	3,865
Smith & Wesson Holding Corp.*	500	3,010
Standex International Corp.	201	1,849
Tredegar Corp.	318	5,193
		151,236
Office Furnishings — 0.2%
Herman Miller, Inc.	740	7,889
HNI Corp.	573	5,959
Interface, Inc., Class A	761	2,275
Knoll, Inc.	652	3,997
		20,120
Oil & Gas — 2.1%
Abraxas Petroleum Corp*	739	761
Alon USA Energy, Inc.	100	1,370
Apco Argentina, Inc.	51	562
Approach Resources, Inc.*	141	874
Arena Resources, Inc.*	481	12,256
Atlas America, Inc.	402	3,517
ATP Oil & Gas Corp.*	250	1,283
Berry Petroleum Co., Class A	567	6,214
Bill Barrett Corp.*	476	10,586
BPZ Resources, Inc.*	957	3,541
Brigham Exploration Co.*	399	758
Bronco Drilling Co., Inc.*	313	1,646
Callon Petroleum Co.*	249	271
Carrizo Oil & Gas, Inc.*	336	2,984
Cheniere Energy, Inc.*	705	3,003
Clayton Williams Energy, Inc.*	57	1,667
Comstock Resources, Inc.*	583	17,373
Concho Resources, Inc.*	711	18,194
Contango Oil & Gas Co.*	168	6,586
CVR Energy, Inc.*	402	2,227
Delek US Holdings, Inc.	198	2,051
Delta Petroleum Corp.*	544	653
Endeavour International Corp.*	1,500	1,305
Energy XXI Bermuda Ltd.	1,037	389
EXCO Resources, Inc.*	1,918	19,180
FX Energy, Inc.*	589	1,637
Gasco Energy, Inc.*	1,893	738
GMX Resources, Inc.*	173	1,125
Goodrich Petroleum Corp.*	282	5,460
Gran Tierra Energy, Inc.*	2,798	7,023
Gulfport Energy Corp.*	363	842
Harvest Natural Resources, Inc.*	446	1,512
McMoran Exploration Co.*	815	3,830
Northern Oil & Gas, Inc.*	369	1,328
Oilsands Quest Sask, Inc.*	2,571	1,851
Panhandle Oil and Gas, Inc., Class A	138	2,363
Parallel Petroleum Corp.*	382	489
Parker Drilling Co.*	1,577	2,902
Penn Virginia Corp.	503	5,523
Petroleum Development Corp.*	213	2,516
Petroquest Energy, Inc.*	384	922
Pioneer Drilling Co.*	684	2,244
Rex Energy Corp.*	228	654
Rosetta Resources, Inc.*	645	3,193
Stone Energy Corp.*	279	929
SulphCo, Inc.*	929	994
Swift Energy Co.*	313	2,285
Toreador Resources Corp.	300	753
TXCO Resources, Inc.*	415	171
Vaalco Energy, Inc.*	657	3,476
Venoco, Inc.*	286	938
Warren Resources, Inc.*	548	526
Western Refining, Inc.	391	4,669
		180,144
Oil & Gas Services — 0.8%
Allis-Chalmers Energy, Inc.*	343	662
Basic Energy Services, Inc.*	461	2,983
Bolt Technology Corp.*	135	960
Cal Dive International, Inc.*	587	3,974
CARBO Ceramics, Inc.	244	6,939
Complete Production Services, Inc.*	555	1,709
Dawson Geophysical Co.*	77	1,040
Dril-Quip, Inc.*	380	11,666
Flotek Industries, Inc.*	289	454
Gulf Island Fabrication, Inc.	115	921
Hornbeck Offshore Services, Inc.*	272	4,145
ION Geophysical Corp.*	1,393	2,173
Lufkin Industries, Inc.	184	6,970
Matrix Service Co.*	327	2,688
Natco Group, Inc., Class A*	270	5,111
Natural Gas Services Group, Inc.*	190	1,710
Newpark Resources, Inc.*	1,086	2,748
OYO Geospace Corp.*	88	1,149
RPC, Inc.	402	2,665
Superior Well Services, Inc.*	148	759
T-3 Energy Services, Inc.*	180	2,120
Trico Marine Services, Inc.*	195	410
Union Drilling, Inc.*	147	559
Willbros Group, Inc.*	457	4,433
		68,948
Packaging and Containers — 0.4%
AEP Industries, Inc.*	65	993
BWAY Holding Co.*	161	1,270
Graphic Packaging Holding Co.*	1,751	1,523

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Packaging and Containers — (continued)
Rock-Tenn Co., Class A	484	$13,092
Silgan Holdings, Inc.	314	16,498
		33,376
Pharmaceuticals — 3.1%
Acura Pharmaceuticals, Inc.*	153	982
Adolor Corp.*	495	1,010
Akorn, Inc.*	1,018	875
Alexza Pharmaceuticals, Inc.*	448	990
Alkermes, Inc.*	1,196	14,507
Allos Therapeutics, Inc.*	715	4,419
Amicus Therapeutics, Inc.*	79	721
Ardea Biosciences, Inc.*	190	1,955
Array Biopharma, Inc.*	592	1,563
Auxilium Pharmaceuticals, Inc.*	513	14,220
Biodel, Inc.*	300	1,563
Cadence Pharmaceuticals, Inc.*	358	3,358
Caraco Pharmaceutical Laboratories Ltd.*	228	803
Catalyst Health Solutions, Inc.*	392	7,769
China Sky One Medical, Inc.*	100	1,150
CV Therapeutics, Inc.*	833	16,560
Cypress Bioscience, Inc.*	418	2,972
Cytori Therapeutics, Inc.*	300	516
Durect Corp.*	880	1,962
Dyax Corp.*	1,039	2,608
I-Flow Corp.*	227	829
Idenix Pharmaceuticals, Inc.*	300	924
Inspire Pharmaceuticals, Inc.*	473	1,920
Isis Pharmaceuticals, Inc.*	1,139	17,096
Javelin Pharmaceuticals, Inc.*	813	1,171
KV Pharmaceutical Co., Class A*	295	487
Mannatech, Inc.	300	999
MannKind Corp.*	541	1,883
MAP Pharmaceuticals, Inc.*	100	210
Medarex, Inc.*	1,652	8,475
Medicis Pharmaceutical Corp., Class A	694	8,585
Medivation, Inc.*	306	5,591
MiddleBrook Pharmaceuticals, Inc.*	572	778
Nabi Biopharmaceuticals*	813	3,008
Nektar Therapeutics*	1,128	6,080
Neogen Corp.*	185	4,039
Neurocrine Biosciences, Inc.*	415	1,473
Noven Pharmaceuticals, Inc.*	385	3,650
Obagi Medical Products, Inc.*	191	1,028
Omega Protein Corp.*	361	953
Onyx Pharmaceuticals, Inc.*	708	20,213
Opko Health, Inc.*	776	760
Optimer Pharmaceuticals, Inc.*	341	4,498
Orexigen Therapeutics, Inc.*	415	1,083
Osiris Therapeutics, Inc.*	200	2,760
Pain Therapeutics, Inc.*	479	2,012
Par Pharmaceutical Cos., Inc.*	422	3,996
Pharmasset, Inc.*	232	2,276
PharMerica Corp.*	383	6,373
Pozen, Inc.*	402	2,460
Progenics Pharmaceuticals, Inc.*	401	2,643
Questcor Pharmaceuticals, Inc.*	624	3,070
Rigel Pharmaceuticals, Inc.*	528	3,242
Salix Pharmaceuticals Ltd.*	701	6,659
Savient Pharmaceuticals, Inc.*	637	3,153
Sucampo Pharmaceuticals, Inc., Class A*	171	1,048
Synta Pharmaceuticals Corp.*	200	428
Synutra International, Inc.*	104	854
Targacept, Inc.*	351	941
Theravance, Inc.*	659	11,203
USANA Health Sciences, Inc.*	64	1,431
Valeant Pharmaceuticals International*	795	14,143
Viropharma, Inc.*	904	4,746
Vivus, Inc.*	802	3,465
XenoPort, Inc.*	358	6,931
		260,070
Pipelines — 0.0%
Crosstex Energy, Inc.	341	559

Real Estate — 0.2%
Avatar Holdings, Inc.*	62	929
Consolidated-Tomoka Land Co.	73	2,168
Forestar Real Estate Group, Inc.*	416	3,182
Hilltop Holdings, Inc.*	558	6,361
Stratus Properties, Inc.*	100	605
Thomas Properties Group, Inc.	489	577
		13,822
Retail — 5.6%
99 Cents Only Stores*	573	5,295
Aeropostale, Inc.*	858	22,789
AFC Enterprises*	231	1,042
America’s Car-Mart, Inc.*	100	1,359
Asbury Automotive Group, Inc.	401	1,728
Bebe Stores, Inc.	498	3,322
Big 5 Sporting Goods Corp.	224	1,315
BJ’s Restaurants, Inc.*	200	2,782
Blockbuster, Inc., Class A*	2,061	1,484
Bob Evans Farms, Inc.	401	8,990
Borders Group, Inc.*	839	529
Brown Shoe Co., Inc.	581	2,179
Buffalo Wild Wings, Inc.*	233	8,523
Build-A-Bear Workshop, Inc.*	260	1,578
Cabela’s, Inc.*	546	4,974
California Pizza Kitchen, Inc.*	246	3,218
Casey’s General Stores, Inc.	653	17,409
Cash America International, Inc.	383	5,998
CEC Entertainment, Inc.*	234	6,056
Charlotte Russe Holding, Inc.*	287	2,339
Charming Shoppes, Inc.*	1,628	2,279
Chico’s FAS, Inc.*	2,161	11,605
Christopher & Banks Corp.	541	2,213
Citi Trends, Inc.*	190	4,349
CKE Restaurants, Inc.	613	5,149
Coldwater Creek, Inc.*	759	1,905
Collective Brands, Inc.*	830	8,084
Conn’s, Inc.*	100	1,404
Cracker Barrel Old Country Store, Inc.	288	8,248
Denny’s Corp.*	979	1,635

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Dillard’s, Inc., Class A	725	$4,133
DineEquity, Inc.	240	2,846
Domino’s Pizza, Inc.*	506	3,314
Dress Barn, Inc.*	589	7,239
DSW, Inc., Class A*	143	1,329
Ezcorp, Inc., Class A*	602	6,965
First Cash Financial Services, Inc.*	271	4,043
Fred’s, Inc., Class A	526	5,933
Gaiam, Inc., Class A*	193	633
Genesco, Inc.*	242	4,557
Group 1 Automotive, Inc.	322	4,498
Gymboree Corp.*	341	7,280
Haverty Furniture Cos., Inc.	181	1,906
hhgregg, Inc.*	161	2,278
Hibbett Sports, Inc.*	336	6,458
Hot Topic, Inc.*	581	6,501
J. Crew Group, Inc.*	568	7,486
Jack in the Box, Inc.*	742	17,281
Jo-Ann Stores, Inc.*	308	5,033
Jos. A. Bank Clothiers, Inc.*	240	6,674
Kenneth Cole Productions, Inc., Class A	158	1,010
Krispy Kreme Doughnuts, Inc.*	632	1,011
Landry’s Restaurants, Inc.	130	679
Luby’s, Inc.*	300	1,473
Lululemon Athletica, Inc.*	244	2,113
Lumber Liquidators, Inc.*	128	1,632
New York & Co., Inc.*	493	1,750
Nu Skin Enterprises, Inc., Class A	664	6,965
O’Charleys, Inc.	349	1,051
Pacific Sunwear of California, Inc.*	842	1,398
Papa John’s International, Inc.*	257	5,878
PC Mall, Inc.*	178	808
PetMed Express, Inc.*	341	5,620
PF Chang’s China Bistro, Inc.*	309	7,070
Pier 1 Imports, Inc.*	1,218	682
Pricesmart, Inc.	221	3,980
Red Robin Gourmet Burgers, Inc.*	171	3,015
Regis Corp.	541	7,817
Retail Ventures, Inc.*	621	944
Rex Stores Corp.*	170	1,822
Ruby Tuesday, Inc.*	678	1,980
Rush Enterprises, Inc., Class A*	370	3,300
Sally Beauty Holdings, Inc.*	1,262	7,168
Shoe Carnival, Inc.*	139	1,439
Sonic Automotive, Inc., Class A	464	742
Sonic Corp.*	778	7,796
Stage Stores, Inc.	513	5,171
Stein Mart, Inc.*	600	1,734
Susser Holdings Corp.*	100	1,344
Syms Corp.*	200	1,224
Systemax, Inc.*	120	1,550
Talbots, Inc.	394	1,383
Texas Roadhouse, Inc., Class A*	638	6,080
The Buckle, Inc.	283	9,036
The Cato Corp., Class A	358	6,544
The Cheesecake Factory*	774	8,862
The Children’s Place Retail Stores, Inc.*	301	6,589
The Finish Line, Inc., Class A	588	3,893
The Men’s Wearhouse, Inc.	637	9,644
The Pantry, Inc.*	270	4,755
The Pep Boys - Manny, Moe, & Jack	549	2,421
The Steak N Shake Co.*	300	2,271
The Wet Seal, Inc., Class A*	1,081	3,632
Tractor Supply Co.*	430	15,506
Tween Brands, Inc.*	457	978
Ulta Salon Cosmetics & Fragrance, Inc.*	200	1,324
Wendy’s/Arby’s Group, Inc., Class A	5,113	25,718
World Fuel Services Corp.	372	11,766
Zale Corp.*	303	591
Zumiez, Inc.*	355	3,444
		470,770
Savings & Loans — 1.4%
Abington Bancorp, Inc.	292	2,418
BankFinancial Corp.	330	3,290
Beneficial Mutual Bancorp, Inc.*	414	4,078
Berkshire Hills Bancorp, Inc.	176	4,034
Brookline Bancorp, Inc.	760	7,220
Clifton Savings Bancorp, Inc.	119	1,190
Danvers Bancorp, Inc.	280	3,867
Dime Community Bancshares	301	2,823
ESSA Bancorp, Inc.	163	2,170
First Financial Holdings, Inc.	219	1,675
First Financial Northwest, Inc.	227	1,893
First Niagara Financial Group, Inc.	1,494	16,285
First Place Financial Corp.	295	991
Flagstar Bancorp, Inc.*	1,400	1,050
Flushing Financial Corp.	281	1,692
Fox Chase Bancorp, Inc.*	113	1,068
Guaranty Financial Group, Inc.*	1,000	1,050
Home Federal Bancorp, Inc.	142	1,240
Investors Bancorp, Inc.*	555	4,701
Kearny Financial Corp.	252	2,641
Meridian Interstate Bancorp, Inc.*	139	1,170
NASB Financial, Inc.	55	1,370
NewAlliance Bancshares, Inc.	1,353	15,884
Northfield Bancorp, Inc.	200	2,186
Northwest Bancorp, Inc.	231	3,904
OceanFirst Financial Corp.	99	1,012
Oritani Financial Corp.*	179	2,506
Provident Financial Services, Inc.	777	8,399
Provident New York Bancorp	466	3,984
Rockville Financial, Inc.	100	910
Roma Financial Corp.	102	1,321
United Financial Bancorp, Inc.	190	2,487
ViewPoint Financial Group	113	1,359
Westfield Financial, Inc.	484	4,259
WSFS Financial Corp.	90	2,013
		118,140
Semiconductors — 3.1%
Actel Corp.*	347	3,512
Advanced Analogic Technologies, Inc.*	500	1,800
Amkor Technology, Inc.*	1,372	3,677

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Anadigics, Inc.*	800	$1,656
Applied Micro Circuits Corp.*	915	4,447
ATMI, Inc.*	376	5,802
Axcelis Technologies, Inc.*	1,001	380
Brooks Automation, Inc.*	885	4,080
Cabot Microelectronics Corp.*	306	7,353
Cavium Networks, Inc.*	381	4,397
CEVA, Inc.*	217	1,580
Cirrus Logic, Inc.*	818	3,076
Cohu, Inc.	291	2,095
Diodes, Inc.*	383	4,064
DSP Group, Inc.*	265	1,145
Emcore Corp.*	874	655
Emulex Corp.*	1,110	5,583
Entegris, Inc.*	1,008	867
Exar Corp.*	420	2,621
FormFactor, Inc.*	597	10,758
Hittite Microwave Corp.*	248	7,738
IXYS Corp.	366	2,950
Kopin Corp.*	775	1,798
Kulicke & Soffa Industries, Inc.*	949	2,486
Lattice Semiconductor Corp.*	1,978	2,730
Macrovision Solutions Corp.*	1,027	18,270
Mattson Technology, Inc.*	910	765
Micrel, Inc.	526	3,703
Microsemi Corp.*	1,062	12,319
Microtune, Inc.*	622	1,132
MIPS Technologies, Inc.*	600	1,758
MKS Instruments, Inc.*	618	9,066
Monolithic Power Systems, Inc.*	322	4,991
Multi-Fineline Electronix, Inc.*	100	1,684
Netlogic Microsystems, Inc.*	201	5,523
Omnivision Technologies, Inc.*	680	4,570
Pericom Semiconductor Corp.*	339	2,478
Photronics, Inc.*	555	533
PLX Technology, Inc.*	560	1,215
PMC-Sierra, Inc.*	2,749	17,539
Power Integrations, Inc.	393	6,760
Rubicon Technology, Inc.*	174	924
Rudolph Technologies, Inc.*	529	1,603
Semitool, Inc.*	352	979
Semtech Corp.*	802	10,707
Sigma Designs, Inc.*	358	4,453
Silicon Image, Inc.*	1,000	2,400
SiRF Technology Holdings, Inc.*	800	1,840
Skyworks Solutions, Inc.*	2,017	16,257
Spansion, Inc., Class A*	1,679	218
Standard Microsystems Corp.*	274	5,096
Supertex, Inc.*	160	3,696
Techwell, Inc.*	200	1,262
Tessera Technologies, Inc.*	598	7,995
TriQuint Semiconductor, Inc.*	1,652	4,080
Ultratech, Inc.*	325	4,059
Veeco Instruments, Inc.*	480	3,202
Volterra Semiconductor Corp.*	323	2,726
Zoran Corp.*	683	6,010
		257,063
Software — 4.8%
Accelrys, Inc.*	300	1,194
ACI Worldwide, Inc.*	442	8,288
Actuate Corp.*	826	2,528
Acxiom Corp.	733	5,424
Advent Software, Inc.*	196	6,529
Allscripts Healthcare Solutions, Inc.	1,811	18,635
American Reprographics Co.*	322	1,140
American Software, Inc., Class A	293	1,544
ArcSight, Inc.*	143	1,826
Ariba, Inc.*	1,048	9,149
Athenahealth, Inc.*	252	6,076
Avid Technology, Inc.*	376	3,437
Blackbaud, Inc.	601	6,978
Blackboard, Inc.*	398	12,633
Bottomline Technologies, Inc.*	433	2,849
Callidus Software, Inc.*	448	1,299
China Information Security Technology, Inc.*	300	948
Commvault Systems, Inc.*	566	6,209
Computer Programs & Systems, Inc.	120	3,992
Concur Technologies, Inc.*	538	10,324
CSG Systems International, Inc.*	461	6,583
Deltek, Inc.*	272	1,178
DemandTec, Inc.*	210	1,838
Digi International, Inc.*	429	3,290
DivX, Inc.*	300	1,509
Double-Take Software, Inc.*	193	1,305
Ebix, Inc.*	68	1,690
Eclipsys Corp.*	694	7,037
Epicor Software Corp.*	826	3,147
EPIQ Systems, Inc.*	429	7,735
Fair Isaac Corp.	632	8,892
FalconStor Software, Inc.*	626	1,496
infoGROUP, Inc.*	373	1,552
Informatica Corp.*	1,167	15,474
InnerWorkings, Inc.*	424	1,810
Interactive Intelligence, Inc.*	197	1,785
JDA Software Group, Inc.*	349	4,031
Lawson Software, Inc.*	1,541	6,549
Mantech International Corp., Class A*	267	11,187
MedAssets, Inc.*	245	3,491
MicroStrategy, Inc., Class A*	112	3,829
Monotype Imaging Holdings, Inc.*	208	778
MSC.Software Corp.*	620	3,497
NetSuite, Inc.*	140	1,576
Omnicell, Inc.*	396	3,097
Omniture, Inc.*	858	11,317
OpenTV Corp., Class A*	1,036	1,564
OPNET Technologies, Inc.*	142	1,231
Parametric Technology Corp.*	1,488	14,850
PegaSystems, Inc.	193	3,584
Phase Forward, Inc.*	562	7,188
Phoenix Technologies Ltd.*	438	710

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Progress Software Corp.*	542	$9,409
PROS Holdings, Inc.*	222	1,032
Quality Systems, Inc.	214	9,683
Quest Software, Inc.*	823	10,436
Renaissance Learning, Inc.	146	1,310
RightNow Technologies, Inc.*	318	2,407
Schawk, Inc.	140	846
Seachange International, Inc.*	295	1,687
Smith Micro Software, Inc.*	300	1,569
Solera Holdings, Inc.*	715	17,718
SPSS, Inc.*	250	7,108
Sybase, Inc.*	1,016	30,775
Synchronoss Technologies, Inc.*	274	3,359
SYNNEX Corp.*	209	4,111
Take-Two Interactive Software, Inc.	996	8,317
Taleo Corp., Class A*	356	4,208
The Ultimate Software Group, Inc.*	304	5,247
THQ, Inc.*	899	2,733
Trident Microsystems, Inc.*	722	1,054
Tyler Technologies, Inc.*	484	7,081
Unica Corp.*	245	1,183
VeriFone Holdings, Inc.*	804	5,467
Wind River Systems, Inc.*	785	5,024
		397,566
Storage & Warehousing — 0.1%
Mobile Mini, Inc.*	460	5,299

Telecommunications — 4.2%
3Com Corp.*	5,125	15,836
Acme Packet, Inc.*	301	1,827
Adaptec, Inc.*	1,659	3,982
Adtran, Inc.	730	11,833
Airvana, Inc.*	271	1,585
Alaska Communications Systems Group, Inc.	585	3,919
Anaren, Inc.*	157	1,718
Anixter International, Inc.*	376	11,912
Applied Signal Technology, Inc.	173	3,500
Arris Group, Inc.*	1,585	11,681
Aruba Networks, Inc.*	785	2,465
Atheros Communications, Inc.*	744	10,907
Atlantic Tele-Network, Inc.	148	2,839
BigBand Networks, Inc.*	400	2,620
Black Box Corp.	230	5,430
Cbeyond, Inc.*	300	5,649
Centennial Communications Corp.*	797	6,583
Cincinnati Bell, Inc.*	2,713	6,240
Comtech Telecommunications Corp.*	367	9,091
Consolidated Communications Holdings, Inc.	320	3,283
CPI International, Inc.*	125	1,175
EMS Technologies, Inc.*	204	3,562
Extreme Networks, Inc.*	806	1,225
Fairpoint Communications, Inc.	746	582
Finisar Corp.*	6,108	2,687
General Communication, Inc., Class A*	613	4,095
GeoEye, Inc.*	209	4,128
Global Crossing Ltd.*	271	1,897
Globecomm Systems, Inc.*	189	1,094
Harmonic, Inc.*	1,223	7,949
Harris Stratex Networks, Inc., Class A*	237	912
Hughes Communications, Inc.*	115	1,383
Hypercom Corp.*	800	768
ICO Global Communications Holdings Ltd.*	1,751	613
Infinera Corp.*	1,144	8,466
InterDigital, Inc.*	563	14,537
Iowa Telecommunications Services, Inc.	368	4,217
iPCS, Inc.*	233	2,262
IPG Photonics Corp.*	242	2,038
Ixia*	573	2,962
Knology, Inc.*	504	2,076
Loral Space & Communications, Inc.*	200	4,272
MasTec, Inc.*	574	6,940
MRV Communications, Inc.*	1,845	572
Netgear, Inc.*	414	4,989
Neutral Tandem, Inc.*	249	6,128
Novatel Wireless, Inc.*	441	2,478
NTELOS Holdings Corp.	358	6,494
Oplink Communications, Inc.*	284	2,187
Opnext, Inc.*	580	992
ORBCOMM, Inc.*	566	832
PAETEC Holding Corp.*	1,458	2,100
Parkervision, Inc.*	453	766
Plantronics, Inc.	654	7,894
Polycom, Inc.*	1,083	16,667
Powerwave Technologies, Inc.*	1,157	687
Preformed Line Products Co.	32	1,204
Premiere Global Services, Inc.*	777	6,853
RCN Corp.*	375	1,387
RF Micro Devices, Inc.*	3,315	4,409
SAVVIS, Inc.*	540	3,343
Shenandoah Telecommunications Co.	288	6,566
ShoreTel, Inc.*	431	1,858
Sonus Networks, Inc.*	2,787	4,376
Starent Networks Corp.*	372	5,881
Switch & Data Facilities Co., Inc.*	328	2,877
Sycamore Networks, Inc.*	2,501	6,678
Symmetricom, Inc.*	500	1,750
Syniverse Holdings, Inc.*	668	10,528
Tekelec*	872	11,537
tw telecom, inc.*	1,836	16,065
USA Mobility, Inc.	315	2,901
Utstarcom, Inc.*	1,454	1,134
Viasat, Inc.*	334	6,954
Virgin Mobile USA, Inc., Class A*	792	1,022
		352,849
Textiles — 0.1%
G&K Services, Inc., Class A	208	3,933
Unifirst Corp.	189	5,262
		9,195
Toys, Games & Hobbies — 0.3%
JAKKS Pacific, Inc.*	312	3,853

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Toys, Games & Hobbies — (continued)
Leapfrog Enterprises, Inc.*	576	$795
Marvel Entertainment, Inc.*	605	16,063
RC2 Corp.*	188	991
		21,702
Transportation — 1.8%
American Commercial Lines, Inc.*	459	1,455
Arkansas Best Corp.	302	5,744
Atlas Air Worldwide Holdings, Inc.*	195	3,383
Bristow Group, Inc.*	312	6,686
Celadon Group, Inc.*	366	2,031
DHT Maritime, Inc.	524	2,012
Dynamex, Inc.*	166	2,171
Eagle Bulk Shipping, Inc.	556	2,363
Forward Air Corp.	381	6,184
Genco Shipping & Trading Ltd.	325	4,010
General Maritime Corp.	542	3,794
Genesee & Wyoming, Inc., Class A*	457	9,711
Golar LNG Ltd.	300	1,029
Gulfmark Offshore, Inc.*	296	7,063
Heartland Express, Inc.	729	10,796
Horizon Lines, Inc., Class A	403	1,221
HUB Group, Inc., Class A*	487	8,279
International Shipholding Corp.	68	1,338
Knight Transportation, Inc.	714	10,824
Knightsbridge Tankers Ltd.	235	3,419
Marten Transport Ltd.*	234	4,371
Nordic American Tanker Shipping	466	13,654
Old Dominion Freight Line, Inc.*	361	8,480
Pacer International, Inc.	409	1,432
Patriot Transportation Holding, Inc.*	18	1,122
PHI, Inc.*	128	1,277
Saia, Inc.*	258	3,083
Ship Finance International Ltd.	500	3,280
TBS International Ltd., Class A*	173	1,272
Teekay Tankers Ltd., Class A	251	2,387
Ultrapetrol (Bahamas) Ltd.*	435	1,175
Universal Truckload Services, Inc.	100	1,434
Werner Enterprises, Inc.	542	8,195
YRC Worldwide, Inc.*	822	3,691
		148,366
Trucking and Leasing — 0.1%
Aircastle Ltd.	689	3,204
Amerco, Inc.*	121	4,057
Greenbrier Cos., Inc.	247	904
TAL International Group, Inc.	193	1,413
Textainer Group Holdings Ltd.	139	938
		10,516
Water — 0.4%
American States Water Co.	207	7,518
California Water Service Group	256	10,716
Connecticut Water Service, Inc.	85	1,724
Consolidated Water Co., Inc.	212	2,300
Middlesex Water Co.	181	2,607
Pico Holdings, Inc.*	189	5,683
SJW Corp.	172	4,374
Southwest Water Co.	411	1,767
		36,689
TOTAL COMMON STOCKS (Cost $11,607,323)		7,674,438

REAL ESTATE INVESTMENT TRUSTS — 5.1%
Apartments — 0.5%
American Campus Communities, Inc.	550	9,548
Associated Estates Realty Corp.	165	937
Education Realty Trust, Inc.	463	1,616
Home Properties, Inc.	389	11,923
Mid-America Apartment Communities, Inc.	344	10,606
Post Properties, Inc.	510	5,171
		39,801
Building & Real Estate — 1.5%
Agree Realty Corp.	78	1,224
Alexander’s, Inc.	22	3,748
American Capital Agency Corp.	105	1,797
Anthracite Capital, Inc.	863	293
Anworth Mortgage Asset Corp.	1,243	7,620
Capstead Mortgage Corp.	817	8,775
Chimera Investment Corp.	1,801	6,051
Equity Lifestyle Properties, Inc.	266	10,135
Getty Realty Corp.	233	4,276
Gramercy Capital Corp.	782	758
Hatteras Financial Corp.	200	4,998
MFA Financial, Inc.	2,882	16,946
National Retail Properties, Inc.	1,010	15,998
Newcastle Investment Corp.	703	457
NorthStar Realty Finance Corp.	702	1,629
RAIT Financial Trust	818	998
Realty Income Corp.	1,290	24,278
Redwood Trust, Inc.	749	11,497
Resource Capital Corp.	400	1,216
Sun Communities, Inc.	252	2,981
		125,675
Diversified Financial Services — 0.0%
Friedman Billings Ramsey Group, Inc., Class A*	2,612	522

Forest Products & Paper — 0.1%
Potlatch Corp.	503	11,665

Healthcare — 0.8%
Care Investment Trust, Inc.	100	546
Cogdell Spencer, Inc.	135	689
Healthcare Realty Trust, Inc.	716	10,733
LTC Properties, Inc.	312	5,472
Medical Properties Trust, Inc.	974	3,555
National Health Investors, Inc.	285	7,658
Omega Healthcare Investors, Inc.	1,057	14,883
Senior Housing Properties Trust	1,555	21,801
Universal Health Realty Income Trust	136	3,975
		69,312

	Number of
	Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Hotels & Resorts — 0.2%
Ashford Hospitality Trust, Inc.	1,163	$1,791
DiamondRock Hospitality Co.	1,106	4,435
FelCor Lodging Trust, Inc.	622	846
Hersha Hospitality Trust	671	1,275
LaSalle Hotel Properties	471	2,751
Strategic Hotels & Resorts, Inc.	676	466
Sunstone Hotel Investors, Inc.	513	1,349
		12,913
Industrial — 0.2%
DCT Industrial Trust, Inc.	2,167	6,870
EastGroup Properties, Inc.	327	9,179
First Industrial Realty Trust, Inc.	545	1,335
First Potomac Realty Trust	295	2,168
Monmouth Real Estate Investment Corp.	162	1,071
		20,623
Mixed Industrial/Office — 0.6%
CapLease, Inc.	612	1,206
Colonial Properties Trust	585	2,229
Cousins Properties, Inc.	486	3,130
Dupont Fabros Technology, Inc.	241	1,658
Entertainment Properties Trust	432	6,808
Investors Real Estate Trust	744	7,336
Lexington Realty Trust	822	1,956
Mission West Properties, Inc.	190	1,216
One Liberty Properties, Inc.	266	936
PS Business Parks, Inc.	190	7,001
Washington Real Estate Investment Trust	702	12,145
Winthrop Realty Trust	111	767
		46,388
Office Property — 0.6%
BioMed Realty Trust, Inc.	1,044	7,068
Corporate Office Properties Trust	545	13,532
Franklin Street Properties Corp.	736	9,053
Highwoods Properties, Inc.	791	16,943
Maguire Properties, Inc.*	470	338
Parkway Properties, Inc.	228	2,349
		49,283
Regional Malls — 0.0%
Glimcher Realty Trust	492	689
Pennsylvania Real Estate Investment Trust	298	1,058
		1,747
Storage & Warehousing — 0.2%
Extra Space Storage, Inc.	1,119	6,165
Sovran Self Storage, Inc.	286	5,743
U-Store-It Trust	439	887
		12,795
Strip Centers — 0.4%
Acadia Realty Trust	438	4,647
Cedar Shopping Centers, Inc.	365	635
Equity One, Inc.	440	5,364
Inland Real Estate Corp.	752	5,332
Kite Realty Group Trust	300	735
Ramco-Gershenson Properties Trust	212	1,367
Saul Centers, Inc.	108	2,481
Tanger Factory Outlet Centers, Inc.	397	12,251
Urstadt Biddle Properties, Inc., Class A	279	3,744
		36,556
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $719,710)		427,280

RIGHTS — 0.0%
United America Indemnity
(Cost $0)	328	0

	Par
	(000)
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
0.020%, 06/11/09	$5	4,998
0.170%, 06/11/09	2	1,999
0.190%, 06/11/09	16	15,994
0.200%, 07/02/09	1	1,000

TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,993)		23,991

	Number of
	Shares
SHORT-TERM INVESTMENTS — 2.8%
BlackRock Liquidity Funds TempCash - Institutional Shares	115,079	115,079
BlackRock Liquidity Funds TempFund - Institutional Shares	115,078	115,078

TOTAL SHORT-TERM INVESTMENTS (Cost $230,157)		230,157

TOTAL INVESTMENTS — 100.0% (Cost $12,581,183)(a)		$8,355,866

†	See Security Valuation Note.
*	Non-income producing security.
(a)

At March 31, 2009, the cost for Federal income tax purposes was $12,601,258. Net unrealized depreciation was $4,245,392. I’This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $163,888 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $4,409,280.

The Fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of March 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Market Value)
Level 1 — Quoted Prices	$8,331,875
Level 2 — Other Significant Observable Inputs	23,991
Level 3 — Significant Unobservable Inputs	—
Total	$8,355,866

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2009 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of
	Shares	Value†
COMMON STOCKS — 97.2%
Australia — 6.8%
AGL Energy Ltd.	1,393	$14,491
Alumina Ltd.	1,251	1,113
Amcor Ltd.	1,118	3,460
AMP Ltd.	3,297	10,775
ASX Ltd.	667	13,613
Australia & New Zealand Banking Group Ltd.	4,137	45,308
AXA Asia Pacific Holdings Ltd.	1,168	2,761
Bendigo & Adelaide Bank Ltd.	482	2,745
BHP Billiton Ltd.	6,493	144,071
BlueScope Steel Ltd.	640	1,144
Boral Ltd.	936	2,350
Brambles Ltd.	2,561	8,548
CFS Retail Property Trust	2,791	3,163
Coca-Cola Amatil Ltd.	679	4,094
Cochlear Ltd.	109	3,797
Commonwealth Bank of Australia	2,973	71,797
Computershare Ltd.	619	3,779
Crown Ltd.	903	3,987
CSL Ltd.	1,057	23,880
CSR Ltd.	2,477	2,067
Dexus Property Group	5,244	2,735
Fairfax Media Ltd.	3,259	2,300
Fortescue Metals Group Ltd.*	1,092	1,936
Foster’s Group Ltd.	4,085	14,373
Goodman Group	4,842	1,094
GPT Group	8,252	2,496
Harvey Norman Holdings Ltd.	3,095	5,531
Incitec Pivot Ltd.	2,752	4,057
Insurance Australia Group Ltd.	4,471	10,881
Leighton Holdings Ltd.	127	1,704
Lend Lease Corp. Ltd.	652	2,942
Lion Nathan Ltd.	2,048	11,507
Macquarie Airports Management Ltd.	2,896	3,655
Macquarie Group Ltd.	565	10,627
Macquarie Infrastructure Group	2,154	2,202
Macquarie Office Trust	35,372	4,181
Metcash Ltd.	1,453	4,102
Mirvac Group	2,152	1,272
National Australia Bank Ltd.	3,723	52,035
Newcrest Mining Ltd.	1,071	24,375
OneSteel Ltd.	910	1,424
Orica Ltd.	1,252	12,876
Origin Energy Ltd.	1,350	13,893
OZ Minerals Ltd.	3,095	1,194
Perpetual Ltd.	308	5,770
Qantas Airways Ltd.	1,747	2,120
QBE Insurance Group Ltd.	2,215	29,680
Rio Tinto Ltd.	658	25,883
Santos Ltd.	1,165	13,650
Sims Group Ltd.	179	2,091
Sonic Healthcare Ltd.	423	3,256
Stockland Corp. Ltd.	4,682	10,060
Suncorp-Metway Ltd.	2,308	9,629
Tabcorp Holdings Ltd.	738	3,335
Tatts Group Ltd.	2,178	4,195
Telstra Corp. Ltd.	6,980	15,580
Toll Holdings Ltd.	827	3,594
Transurban Group	4,255	13,817
Wesfarmers Ltd.	2,200	28,836
Wesfarmers Ltd. PPS	165	2,180
Westfield Group	4,468	31,068
Westpac Banking Corp.	5,446	72,292
Woodside Petroleum Ltd.	1,117	29,593
Woolworths Ltd.	2,368	41,181
WorleyParsons Ltd.	163	2,040
		910,185
Austria — 0.3%
Erste Group Bank AG	650	11,011
Oestrreichische Elektrizitatswirtschafts AG	67	2,545
OMV AG	446	14,933
Raiffeisen International Bank-Holding AG	43	1,212
Strabag SE	80	1,572
Telekom Austria AG	708	10,723
voestalpine AG	92	1,204
Wienerberger AG	204	1,607
		44,807
Belgium — 1.0%
Belgacom S.A.	294	9,218
Colruyt S.A.	63	14,454
Compagnie Nationale a Poartefeuille S.A.	69	3,203
Delhaize Group	263	17,055
Dexia S.A.	379	1,309
Fortis N.V.	4,335	7,965
Groupe Bruxelles Lambert S.A.	160	10,876
InBev N.V.	1,291	35,582
KBC Group N.V.	139	2,251
Mobistar S.A.	172	10,866
Solvay S.A.	190	13,316
UCB S.A.	128	3,774
Umicore	132	2,439
		132,308
Bermuda — 0.1%
Frontline Ltd.	113	2,018
Seadrill Ltd.	496	4,827
		6,845
Denmark — 0.8%
A.P. Moller - Maersk A/S, A Shares	1	4,334
A.P. Moller - Maersk A/S, B Shares	2	8,776
Carlsberg A/S, B Shares	100	4,102
Danisco A/S	50	1,496
Danske Bank A/S	900	7,577
DSV A/S	300	2,199
FLSmidth & Co. A/S	100	2,542
Jyske Bank A/S*	85	1,941
Novo Nordisk A/S, B Shares	911	43,630
Novozymes A/S, B Shares	50	3,612
Topdanmark A/S*	50	4,923
Vestas Wind Systems A/S*	460	20,184

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Denmark — (continued)
William Demant Holding A/S*	138	$5,551
		110,867
Finland — 1.1%
Elisa Oyj	250	3,650
Fortum Oyj	690	13,155
Kesko Oyj, B Shares	200	4,153
Kone Oyj, B Shares	169	3,503
Metso Oyj	100	1,183
Neste Oil Oyj	209	2,782
Nokia Oyj	7,264	85,701
Nokian Renkaat Oyj	130	1,527
Outokumpu Oyj	200	2,168
Rautaruukki Oyj	200	3,205
Sampo Oyj, A Shares	585	8,643
Stora Enso Oyj, R Shares*	1,265	4,487
UPM-Kymmene Oyj	665	3,843
Wartsila Oyj	100	2,111
		140,111
France — 10.0%
Accor	330	11,494
Aeroports de Paris	61	3,242
Air France-KLM S.A.	206	1,834
Alcatel-Lucent*	3,650	6,876
Alstom	456	23,619
Atos Origin S.A.	94	2,414
AXA	3,329	40,027
BNP Paribas	1,632	67,477
Bouygues S.A.	551	19,707
Cap Gemini S.A.	241	7,755
Carrefour S.A.	1,163	45,428
Casino Guichard-Perracho	52	3,387
Christian Dior S.A.	46	2,522
Cie Generale d’Optique Essilor International S.A.	337	13,029
Cie Generale de Geophysique - Veritas*	126	1,464
CNP Assurances S.A.	42	2,651
Compagnie de Saint-Gobain	1,016	28,509
Compagnie Generale des Establissements Michelin, B Shares	279	10,353
Credit Agricole S.A.	1,605	17,725
Dassault Systemes	83	3,227
Eiffage S.A.	78	3,630
Electricite de France	323	12,675
Eurazeo	50	1,341
Eutelsat Communications	184	3,911
France Telecom	3,721	84,785
GDF Suez	2,237	76,828
Groupe Danone	856	41,693
Hermes International	115	13,378
Klepierre	148	2,604
L’Air Liquide S.A.	481	39,139
L’Oreal S.A.	495	34,067
Lafarge S.A.	228	10,266
Lagardere S.C.A.	242	6,795
LVMH Moet Hennessy Louis Vuitton S.A.	517	32,483
M6-Metropole Television	646	10,548
Natixis S.A.	2,899	4,926
Neopost S.A.	48	3,725
Pernod Ricard S.A.	272	15,169
Peugeot S.A.	427	8,078
PPR S.A.	165	10,584
Publicis Groupe S.A.	157	4,030
Renault S.A.	804	16,541
SAFRAN	281	2,617
Sanofi-Aventis	1,998	112,500
Schneider Electric S.A.	418	27,829
SCOR SE	222	4,570
Societe BIC	120	5,898
Societe Generale	971	38,057
Societe Television Francaise 1	821	6,437
Sodexo	192	8,756
SUEZ Environment*	593	8,726
Technip	195	6,894
Thales	290	10,996
Total S.A.	4,219	209,781
Unibail-Rodamco Co.	148	20,967
Valeo S.A.	141	2,062
Vallourec S.A.	77	7,142
Veolia Environment S.A.	623	13,012
Vinci S.A.	908	33,724
Vivendi	2,289	60,595
Wendel Investissement	45	1,190
Zodiac S.A.	98	2,486
		1,334,175
Germany — 7.8%
adidas AG	549	18,279
Allianz SE	881	74,046
BASF SE	1,855	56,167
Bayer AG	1,444	69,066
Bayerische Motoren Werke AG	574	16,617
Beiersdorf AG	252	11,313
Celesio AG	129	2,379
Commerzbank AG	1,132	6,046
Daimler AG	1,761	44,641
Deutsche Bank AG	1,204	48,469
Deutsche Boerse AG	324	19,535
Deutsche Lufthansa AG	233	2,529
Deutsche Post AG	1,332	14,352
Deutsche Postbank AG	82	1,302
Deutsche Telekom AG	5,216	64,795
E.ON AG	3,631	100,873
Fraport AG Frankfurt Airport Services Worldwide	78	2,511
Fresenius Medical Care AG & Co. KGaA	317	12,323
Fresenius SE (Preference)	167	7,668
GEA Group AG	167	1,782
Hannover Ruckversicherung AG	119	3,794
HeidelbergCement AG	45	1,475
Henkel AG & Co. KGaA	135	3,408
Henkel AG & Co. KGaA (Preference)	307	8,353
Hochtief AG	67	2,538
K+S AG	228	10,581

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Germany — (continued)
Linde AG	240	$16,320
MAN AG	183	7,975
Merck KGaA	129	11,408
Metro AG	247	8,155
Muenchener Ruckversicherung AG	416	50,738
Porsche Automobil Holding SE (Preference)	166	7,803
Q-Cells AG*	51	995
RWE AG	890	62,446
RWE AG (Preference)	57	3,549
Salzgitter AG	183	10,231
SAP AG	1,713	60,721
Siemens AG	1,754	100,229
SolarWorld AG	104	2,131
ThyssenKrupp AG	641	11,216
TUI AG	1,846	9,859
Volkswagen AG	202	62,076
Volkswagen AG (Preference)	90	5,182
Wacker Chemie AG	28	2,326
		1,038,202
Greece — 0.4%
Alpha Bank	280	1,853
Coca-Cola Hellenic Bottling Co. S.A.	190	2,726
EFG Eurobank Ergasias S.A.	1,641	9,462
Hellenic Telecommunications Organization S.A.	590	8,811
Marfin Investment Group S.A.*	757	2,736
National Bank of Greece S.A.	820	12,431
OPAP S.A.	380	10,006
Piraeus Bank S.A.	225	1,495
Public Power Corp. S.A.	180	3,252
Titan Cement Co. S.A.	130	2,763
		55,535
Hong Kong — 2.2%
BOC Hong Kong (Holdings) Ltd.	12,500	12,789
Cheung Kong (Holdings) Ltd.	3,000	25,837
Chinese Estates Holdings Ltd.	3,000	3,638
CLP Holdings Ltd.	3,500	24,047
Esprit Holdings Ltd.	2,000	10,193
Hang Lung Group Ltd.	1,000	3,045
Hang Lung Properties Ltd.	4,000	9,393
Hang Seng Bank Ltd.	1,300	13,091
Henderson Land Development Co. Ltd.	3,000	11,419
Hong Kong Exchanges and Clearing Ltd.	2,000	18,889
HongKong Electric Holdings Ltd.	2,500	14,838
Hopewell Highway Infrastructure Ltd.	100	56
Hopewell Holdings Ltd.	1,000	2,626
Hutchison Whampoa Ltd.	4,000	19,611
Kerry Properties Ltd.	1,009	2,434
Kingboard Chemical Holdings Ltd.	1,500	3,077
Li & Fung Ltd.	6,000	14,089
MTR Corp. Ltd.	1,500	3,607
New World Development Ltd.	3,123	3,115
NWS Holdings Ltd.	2,078	2,799
PCCW Ltd.	8,000	4,108
Shangri-La Asia Ltd.	2,000	2,271
Sino Land Co. Ltd.	4,178	4,178
Sun Hung Kai Properties Ltd.	3,000	26,862
Swire Pacific Ltd., Class A	1,500	10,006
The Bank of East Asia Ltd.	5,720	11,041
The Hong Kong & China Gas Co. Ltd.	8,000	12,613
The Link Real Estate Investment Trust	5,557	10,984
Wharf Holdings Ltd.	3,000	7,447
Wheelock & Co. Ltd.	2,000	3,365
		291,468
Ireland — 0.3%
Anglo Irish Bank Corp. Plc	3,146	907
CRH Plc	932	20,082
Elan Corp. Plc*	1,453	10,193
Kerry Group Plc, Class A	174	3,525
Ryanair Holdings Plc*	862	3,316
		38,023
Italy — 3.2%
A2A SpA	1,615	2,453
Alleanza Assicurazioni SpA	522	2,944
Assicurazioni Generali SpA	2,275	38,991
Atlantia SpA	560	8,467
Banca Carige SpA	3,770	12,372
Banca Monte dei Paschi di Siena SpA	7,196	9,962
Banca Popolare di Milano	517	2,576
Banco Popolare S.C.	1,376	6,325
Enel SpA	8,952	42,966
Eni SpA	4,981	96,752
Fiat SpA*	1,280	8,962
Finmeccanica SpA	636	7,918
Fondiaria-SAI SpA	169	1,976
Intesa Sanpaolo SpA	15,048	41,435
Intesa Sanpaolo SpA, RNC	1,026	1,932
Luxottica Group SpA	206	3,199
Mediaset SpA	2,266	10,108
Mediobanco SpA	1,036	8,795
Parmalat SpA	1,829	3,769
Prysmian SpA	213	2,122
Saipem SpA	344	6,124
Snam Rete Gas SpA	2,214	11,884
Telecom Italia SpA	16,588	21,400
Telecom Italia SpA, RSP	9,833	10,014
Terna SpA	1,245	3,879
UniCredit SpA	27,072	44,672
Unione di Banche Italiane ScpA	1,536	16,928
Unipol Gruppo Finanziario SpA	7,824	4,636
		433,561
Japan — 23.5%
Acom Co. Ltd.	80	2,247
Advantest Corp.	200	2,952
Aeon Co. Ltd.	1,200	7,807
Aioi Insurance Co. Ltd.	1,000	3,839
Aisin Seiki Co. Ltd.	1,200	18,742
Ajinomoto Co., Inc.	1,000	7,021
All Nippon Airways Co. Ltd.	2,000	7,799
Amada Co. Ltd.	1,000	5,233
Asahi Breweries Ltd.	700	8,316

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Asahi Glass Co. Ltd.	2,000	$10,486
Asahi Kasei Corp.	3,000	10,759
Astellas Pharma, Inc.	1,000	30,510
Benesse Corp.	100	3,657
Bridgestone Corp.	1,400	19,928
Brother Industries Ltd.	400	2,922
Canon, Inc.	2,100	59,827
Casio Computer Co. Ltd.	400	2,800
Central Japan Railway Co.	3	16,790
Chubu Electric Power Co., Inc.	1,400	30,692
Chugai Pharmaceutical Co. Ltd.	300	5,031
Chuo Mitsui Trust Holdings, Inc.	1,000	3,031
Citizen Holdings Co. Ltd.	800	3,233
Credit Saison Co. Ltd.	200	1,930
Dai Nippon Printing Co. Ltd.	1,000	9,082
Daiichi Sankyo Co. Ltd.	1,400	23,309
Daikin Industries Ltd.	400	10,830
Daito Trust Construction Co. Ltd.	100	3,334
Daiwa House Industry Co. Ltd.	1,000	8,001
Daiwa Securities Group, Inc.	2,000	8,648
Dena Co. Ltd.	1	3,243
Denso Corp.	800	15,776
Dentsu, Inc.	300	4,534
East Japan Railway Co.	600	31,096
Eisai Co. Ltd.	400	11,638
Electric Power Development Co. Ltd.	200	5,900
Elpida Memory, Inc.*	200	1,374
FamilyMart Co. Ltd.	100	3,031
Fanuc Ltd.	400	26,792
Fast Retailing Co. Ltd.	100	11,285
Fuji Heavy Industries Ltd.	1,000	3,253
FUJIFILM Holdings Corp.	1,100	23,615
Fujitsu Ltd.	3,000	11,062
Fukuoka Financial Group, Inc.	1,000	3,021
Furukawa Electric Co. Ltd.	1,000	2,809
Gunma Bank Ltd.	1,000	5,354
Hankyu Hanshin Holdings, Inc.	2,000	9,032
HASEKO Corp.	2,000	929
Hirose Electric Co. Ltd.	100	9,557
Hitachi Construction Machinery Co. Ltd.	200	2,564
Hitachi Ltd.	8,000	21,498
Hitamitsu Pharmaceutical Co. Ltd.	100	3,071
Hokkaido Electric Power Co., Inc.	300	6,001
Hokuhoku Financial Group, Inc.	2,000	3,617
Hokuriku Electric Power Co.	200	4,789
Honda Motor Co. Ltd.	3,100	72,501
Hoya Corp.	700	13,649
IBIDEN Co. Ltd.	200	4,778
IHI Corp.	3,000	3,394
INPEX Holdings, Inc.	2	13,800
Isetan Mitsukoshi Holdings Ltd.	500	3,824
Isuzu Motors Ltd.	1,000	1,202
ITOCHU Corp.	4,000	19,316
J. Front Retailing Co. Ltd.	1,000	3,435
Japan Airlines Corp.*	2,000	4,041
Japan Real Estate Investment Corp.	1	7,638
Japan Tobacco, Inc.	10	26,459
JFE Holdings, Inc.	900	19,503
JGC Corp.	1,000	11,274
Joyo Bank Ltd.	1,000	4,587
JS Group Corp.	600	6,704
JSR Corp.	300	3,470
JTEKT Corp.	400	2,764
Jupiter Telecommunications Co. Ltd.	6	3,988
Kajima Corp.	2,000	4,890
Kamigumi Co. Ltd.	1,000	6,617
Kao Corp.	1,000	19,387
Kawasaki Heavy Industries Ltd.	2,000	3,960
Kawasaki Kisen Kaisha Ltd.	1,000	3,081
KDDI Corp.	5	23,337
Keihin Electric Express Railway Co. Ltd.	1,000	7,193
Keio Corp.	1,000	5,657
Keyence Corp.	110	20,559
Kintetsu Corp.	4,000	16,568
Kirin Holdings Co. Ltd.	2,000	21,054
Kobe Steel Ltd.	5,000	6,365
Komatsu Ltd.	2,300	24,862
Konami Corp.	200	2,986
Konica Minolta Holdings, Inc.	1,500	12,699
Kubota Corp.	2,000	10,810
Kuraray Co. Ltd.	500	4,218
Kurita Water Industries Ltd.	200	3,825
Kyocera Corp.	300	19,639
Kyowa Hakko Kogyo Co. Ltd.	1,000	8,355
Kyushu Electric Power Co., Inc.	600	13,396
Lawson, Inc.	100	4,122
Makita Corp.	200	4,445
Marubeni Corp.	5,000	15,406
Marui Group Co. Ltd.	600	3,170
Mazda Motor Corp.	1,000	1,657
Mitsubishi Chemical Holdings Corp.	2,500	8,486
Mitsubishi Corp.	2,900	37,647
Mitsubishi Electric Corp.	5,000	22,276
Mitsubishi Estate Co. Ltd.	3,000	33,399
Mitsubishi Gas Chemical Co., Inc.	1,000	4,243
Mitsubishi Heavy Industries Ltd.	7,000	21,074
Mitsubishi Materials Corp.	1,000	2,677
Mitsubishi Motors Corp.*	5,000	6,314
Mitsubishi Tanabe Pharma Corp.	1,000	9,810
Mitsubishi UFJ Financial Group, Inc.	21,000	100,985
Mitsui & Co. Ltd.	4,000	39,844
Mitsui Chemicals, Inc.	1,000	2,415
Mitsui Fudosan Co. Ltd.	2,000	21,559
Mitsui OSK Lines Ltd.	2,000	9,719
Mitsui Sumitomo Insurance Group Holdings, Inc.	600	13,790
Mitsumi Electric Co. Ltd.	100	1,424
Mizuho Financial Group, Inc.	20,200	38,365
Mizuho Trust & Banking Co. Ltd.	3,000	2,758
Murata Manufacturing Co. Ltd.	400	15,275
Namco Bandai Holdings, Inc.	400	3,972
NEC Corp.	4,000	10,668

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
NGK Insulators Ltd.	1,000	$15,204
Nidec Corp.	300	13,335
Nikon Corp.	1,000	11,173
Nintendo Co. Ltd.	200	57,483
Nippon Building Fund, Inc.	1	8,547
Nippon Electric Glass Co. Ltd.	1,000	6,930
Nippon Express Co. Ltd.	2,000	6,223
Nippon Mining Holdings, Inc.	1,000	3,940
Nippon Oil Corp.	3,000	14,760
Nippon Paper Group, Inc.	200	4,829
Nippon Sheet Glass Co. Ltd.	1,000	2,445
Nippon Steel Corp.	9,000	23,913
Nippon Telegraph & Telephone Corp.	1,000	37,682
Nippon Yusen K.K.	2,000	7,617
Nipponkoa Insurance Co. Ltd.	1,000	5,718
Nissan Motor Co. Ltd.	4,000	14,144
Nisshin Seifun Group, Inc.	500	5,319
Nisshin Steel Co. Ltd.	2,000	3,334
Nissin Food Products Co. Ltd.	200	5,859
Nitori Co. Ltd.	100	5,577
Nitto Denko Corp.	200	4,051
Nomura Holdings, Inc.	4,700	23,504
Nomura Research Institute Ltd.	200	3,091
NSK Ltd.	1,000	3,809
NTN Corp.	1,000	2,798
NTT Data Corp.	2	5,399
NTT DoCoMo, Inc.	32	43,223
Obayashi Corp.	1,000	4,829
Odakyu Electric Railway Co. Ltd.	1,000	7,718
Oji Paper Co. Ltd.	1,000	4,041
Olympus Corp.	1,000	15,962
OMRON Corp.	300	3,507
Ono Pharmaceutical Co. Ltd.	300	13,063
Oriental Land Co. Ltd.	100	6,344
ORIX Corp.	140	4,484
Osaka Gas Co. Ltd.	3,000	9,335
Panasonic Corp.	3,800	41,039
Panasonic Electric Works Co. Ltd.	1,000	7,233
Rakuten, Inc.	9	4,292
Resona Holdings, Inc.	800	10,587
Ricoh Co. Ltd.	2,000	23,498
Rohm Co. Ltd.	300	14,820
Sankyo Co. Ltd.	100	4,314
Santen Pharmaceutical Co. Ltd.	200	5,536
Sanyo Electric Co. Ltd.*	2,000	2,950
SBI Holdings, Inc.	24	2,471
SECOM Co. Ltd.	500	18,336
Sega Sammy Holdings, Inc.	400	3,487
Seiko Epson Corp.	200	2,691
Sekisui Chemical Co. Ltd.	1,000	4,950
Sekisui House Ltd.	1,000	7,516
Seven & I Holdings Co. Ltd.	1,800	39,279
Sharp Corp.	2,000	15,679
Shikoku Electric Power Co., Inc.	300	7,986
Shimadzu Corp.	1,000	6,354
Shimano, Inc.	100	2,995
Shimizu Corp.	1,000	4,132
Shin-Etsu Chemical Co. Ltd.	800	38,551
Shinsei Bank Ltd.	2,000	2,000
Shionogi & Co. Ltd.	1,000	17,013
Shiseido Co. Ltd.	1,000	14,497
Showa Denko K.K.	2,000	2,445
Showa Shell Sekiyu K.K.	500	4,526
SMC Corp.	100	9,547
Softbank Corp.	1,400	17,764
Sojitz Corp.	1,800	2,128
Sompo Japan Insurance, Inc.	2,000	10,204
Sony Corp.	2,000	40,370
Sony Financial Holdings, Inc.	1	2,657
Stanley Electric Co. Ltd.	300	3,316
SUMCO Corp.	200	2,914
Sumitomo Chemical Co. Ltd.	3,000	10,092
Sumitomo Corp.	2,700	22,994
Sumitomo Electric Industries Ltd.	1,600	13,271
Sumitomo Heavy Industries Ltd.	1,000	3,283
Sumitomo Metal Industries Ltd.	10,000	19,902
Sumitomo Metal Mining Co. Ltd.	1,000	9,506
Sumitomo Mitsui Financial Group, Inc.	1,400	48,230
Sumitomo Realty & Development Co. Ltd.	1,000	10,941
Suruga Bank Ltd.	1,000	8,183
Suzuken Co. Ltd.	100	2,601
Suzuki Motor Corp.	700	11,520
T&D Holdings, Inc.	600	14,275
Taisei Corp.	2,000	3,799
Taisho Pharmaceutical Co. Ltd.	1,000	18,467
Taiyo Nippon Sanso Corp.	1,000	6,476
Takashimaya Co. Ltd.	1,000	5,708
Takeda Pharmaceutical Co. Ltd.	1,500	51,523
TDK Corp.	200	7,375
Teijin Ltd.	2,000	4,304
Terumo Corp.	400	14,669
The 77 Bank Ltd.	2,000	9,840
The Bank of Kyoto Ltd.	1,000	8,405
The Bank of Yokohama Ltd.	2,000	8,446
The Chiba Bank Ltd.	1,000	4,900
The Chugoku Electric Power Co., Inc.	500	10,810
The Hachijuni Bank Ltd.	1,000	5,769
The Iyo Bank Ltd.	1,000	10,052
The Japan Steel Works Ltd.	1,000	9,345
The Kansai Electric Power Co., Inc.	1,600	34,591
The Nishi-Nippon City Bank Ltd.	1,000	2,142
The Shizuoka Bank Ltd.	1,000	8,931
The Sumitomo Trust & Banking Co. Ltd.	2,000	7,536
Tobu Railway Co. Ltd.	1,000	5,041
Toho Co. Ltd.	200	2,778
Toho Gas Co. Ltd.	1,000	4,566
Tohoku Electric Power Co., Inc.	1,000	21,872
Tokio Marine Holdings, Inc.	1,400	33,874
Tokyo Electric Power Co., Inc.	2,500	62,131
Tokyo Electron Ltd.	400	14,709
Tokyo Gas Co. Ltd.	4,000	13,941
Tokyu Corp.	2,000	8,324

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Tokyu Land Corp.	1,000	$2,728
TonenGeneral Sekiyu K.K.	1,000	9,729
Toppan Printing Co. Ltd.	1,000	6,759
Toray Industries, Inc.	2,000	7,981
Toshiba Corp.	5,000	12,830
Toyo Seikan Kaisha Ltd.	300	4,346
Toyota Industries Corp.	200	4,233
Toyota Motor Corp.	5,500	173,360
Toyota Tsusho Corp.	300	2,867
Trend Micro, Inc.	500	13,992
Tsumura & Co.	200	5,152
Ube Industries Ltd.	1,000	1,798
Unicharm Corp.	100	6,062
West Japan Railway Co.	3	9,456
Yahoo! Japan Corp.	22	5,750
Yakult Honsha Co. Ltd.	200	3,544
Yamada Denki Co. Ltd.	170	6,629
Yamaguchi Financial Group, Inc.	1,000	9,365
Yamaha Corp.	300	2,900
Yamaha Motor Co. Ltd.	300	2,652
Yamato Holdings Co. Ltd.	1,000	9,365
		3,138,769
Luxembourg — 0.4%
ArcelorMittal	1,878	38,113
SES S.A.	564	10,776
Tenaris S.A.	888	9,037
		57,926
Netherlands — 4.4%
Aegon N.V.	2,677	10,400
Akzo Nobel N.V.	554	20,974
ASML Holding N.V.	787	13,959
Corio N.V.	70	2,896
European Aeronautic Defence & Sapce Co. N.V.	569	6,622
Fugro N.V.	69	2,196
Heineken Holdings N.V.	123	2,989
Heineken N.V.	423	12,027
ING Groep N.V.	4,379	24,144
James Hardie Industries N.V.	1,387	4,051
Koninklijke Ahold N.V.	2,676	29,332
Koninklijke DSM N.V.	385	10,136
Koninklijke KPN N.V.	3,123	41,741
Koninklijke Philips Electronics N.V.	2,126	31,297
QIAGEN N.V.*	439	7,022
Randstad Holding N.V.	174	2,954
Reed Elsevier N.V.	1,064	11,399
Royal Dutch Shell Plc, A Shares	7,057	159,075
Royal Dutch Shell Plc, B Shares	5,061	111,177
SBM Offshore N.V.	221	2,945
SNS REAAL Groep N.V.	301	1,061
TNT N.V.	749	12,817
Unilever N.V.	3,196	63,056
Wolters Kluwer N.V.	548	8,890
		593,160
New Zealand — 0.1%
Auckland International Airport Ltd.	5,735	5,595
Fletcher Building Ltd.	1,029	3,522
Telecom Corp. of New Zealand Ltd.	2,869	3,732
		12,849
Norway — 0.8%
Aker Solutions ASA	240	1,555
DnB NOR ASA	2,200	9,903
Norsk Hydro ASA	3,267	12,348
Orkla ASA	1,643	11,295
Renewable Energy Corp. ASA*	169	1,466
StatoilHydro ASA	2,449	43,330
Telenor ASA	1,419	8,130
Yara International ASA	600	13,147
		101,174
Portugal — 0.3%
Banco Comercial Portugues S.A.	2,923	2,400
Banco Espirito Santo S.A.	379	1,475
BRISA	510	3,524
CIMPOR - Cimentos de Portugal, SGPS S.A.	2,109	10,496
Energias de Portugal S.A.	3,088	10,720
Galp Energia SGPS, S.A., B Shares	526	6,276
Portugal Telecom SGPS, S.A.	1,295	10,031
		44,922
Singapore — 1.1%
CapitaLand Ltd.	3,000	4,596
Capitamall Trust Management Ltd.	5,700	4,947
City Developments Ltd.	1,000	3,353
ComfortDelGro Corp. Ltd.	4,000	3,576
DBS Group Holdings Ltd.	4,500	25,001
Fraser & Neave Ltd.	2,000	3,327
Keppel Corp. Ltd.	4,000	13,176
Olam International Ltd.	3,000	2,880
Oversea-Chinese Banking Corp.	4,000	12,729
SembCorp Industries Ltd.	2,000	3,090
Singapore Airlines Ltd.	1,000	6,575
Singapore Exchange Ltd.	1,000	3,353
Singapore Press Holdings Ltd.	2,000	3,327
Singapore Technologies Engineering Ltd.	2,000	3,235
Singapore Telecommunications Ltd.	18,000	29,942
United Overseas Bank Ltd.	3,000	19,172
Wilmar International Ltd.	1,000	2,084
		144,363
Spain — 4.2%
Abertis Infraestructuras S.A.	584	9,132
Acciona S.A.	26	2,675
Acerinox S.A.	263	3,057
ACS Actividades de Construccion y Servicios S.A.	438	18,179
Banco Bilbao Vizcaya Argentaria, Chile S.A.	7,009	56,897
Banco de Sabadell S.A.	1,701	8,543
Banco de Valencia S.A.	579	4,808
Banco Popular Espanol S.A.	1,110	7,035
Banco Santander S.A.	15,545	107,190
Bankinter S.A.	504	5,337

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Spain — (continued)
Cintra Concesiones de Infraestructuras de Transporte S.A.	477	$2,136
Criteria CaixaCorp S.A.	2,021	6,525
EDP Renovaveis S.A.*	873	7,132
Enagas S.A.	797	11,298
Gamesa Corporacion Tecnologica S.A.	127	1,630
Gas Natural SDG S.A.	214	2,926
Grifols S.A.	170	2,451
Grupo Ferrovial S.A.	101	2,155
Iberdrola Renovables S.A.*	2,539	10,525
Iberdrola S.A.	6,809	47,765
Inditex S.A.	375	14,623
Indra Sistemas S.A.	195	3,762
Mapfre S.A.	1,160	2,544
Red Electrica de Espana S.A.	222	8,672
Repson YPF S.A.	1,214	21,016
Telefonica S.A.	8,417	167,967
Union Fenosa S.A.	618	14,779
Zardoya Otis S.A.	251	4,592
		555,351
Sweden — 2.3%
Alfa Laval AB	400	3,029
Assa Abloy AB, B Shares	400	3,747
Atlas Copco AB, A Shares	2,082	15,642
Atlas Copco AB, B Shares	402	2,739
Electrolux AB, B Shares	398	3,123
Getinge AB, B Shares	444	4,308
Hennes & Mauritz AB, B Shares	1,050	39,474
Husqvarna AB, B Shares	623	2,524
Husqvarna AB, B Shares*	312	1,251
Investor AB, B Shares	800	10,147
Lundin Petroleum AB*	525	2,855
Millicom International Cellular S.A.	126	4,737
Modern Times Group AB, B Shares	91	1,553
Nordea Bank AB	5,000	24,941
Nordea Bank AB*	1,925	9,064
Sandvik AB	2,138	12,252
Scania AB, B Shares	300	2,445
Securitas AB, B Shares	400	2,920
Skandinaviska Enskilda Banken AB*	880	2,719
Skandinaviska Enskilda Banken AB, A Shares*	3,200	10,083
Skanska AB, B Shares	500	4,319
SKF AB, B Shares	1,100	9,535
Ssab Svenskt Stal AB, A Shares	200	1,703
Svenska Cellulosa AB, B Shares	1,700	12,927
Svenska Handelsbanken AB, A Shares	900	12,756
Swedbank AB, A Shares	300	1,004
Swedish Match AB	500	7,239
Tele2 AB, B Shares	316	2,672
Telefonaktiebolaget LM Ericsson, B Shares	6,356	52,197
TeliaSonera AB	5,000	24,089
Volvo AB, A Shares	1,900	10,125
Volvo AB, B Shares	2,541	13,510
		311,629
Switzerland — 7.8%
ABB Ltd.*	4,124	57,569
Actelion Ltd.*	158	7,211
Adecco S.A.	273	8,533
Aryzta AG*	142	3,393
Baloise Holding AG	53	3,392
Compagnie Financiere Richemont SA	925	14,448
Credit Suisse Group AG	2,139	65,130
Geberit AG	86	7,729
Givaudan S.A.	13	6,738
Holcim Ltd.	297	10,588
Julius Baer Holding AG	345	8,486
Kuehne & Nagel International AG	67	3,911
Lindt & Spruengli AG	3	4,017
Logitech International S.A.*	189	1,958
Lonza Group AG	73	7,215
Nestle S.A.	7,554	255,361
Nobel Biocare Holding AG	161	2,747
Novartis AG	4,724	178,784
Pargesa Holding S.A.	49	2,602
Roche Holding AG	1,395	191,425
Schindler Holding AG	75	3,542
SGS S.A.	10	10,498
Sonova Holding AG	68	4,110
STMicroelectronics N.V.	1,546	7,781
Straumann Holding AG	19	2,944
Sulzer AG	43	2,217
Swiss Life Holding AG*	25	1,725
Swiss Reinsurance	502	8,220
Swisscom AG	41	11,517
Syngenta AG	191	38,492
The Swatch Group AG	87	10,509
UBS AG*	5,869	55,169
Zurich Financial Services AG	272	43,035
		1,040,996
United Kingdom — 18.2%
3i Group Plc	305	1,186
Admiral Group Plc	456	5,584
AMEC Plc	338	2,587
Anglo American Plc	2,780	47,308
Antofagasta Plc	475	3,438
Associated British Foods Plc	339	3,115
AstraZeneca Plc	2,761	97,099
Autonomy Corp. Plc*	481	9,007
Aviva Plc	4,387	13,612
BAE Systems Plc	7,189	34,504
Balfour Beatty Plc	658	3,097
Barclays Plc	17,011	36,124
Berkeley Group Holdings Plc*	282	3,593
BG Group Plc	6,779	102,618
BHP Billiton Plc	4,477	88,970
BP Plc	36,933	249,862
British Airways Plc	1,104	2,230
British American Tobacco Plc	3,358	77,718
British American Tobacco Plc	274	6,341
British Land Co. Plc	2,569	13,298
British Sky Broadcasting Group Plc	1,968	12,241

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
United Kingdom — (continued)
BT Group Plc	12,725	$14,278
Bunzl Plc	406	3,184
Burberry Group Plc	604	2,442
Cable & Wireless Plc	4,131	8,269
Cadbury Plc	2,438	18,435
Cairn Energy Plc*	196	6,117
Carnival Plc	544	12,372
Centrica Plc	10,600	34,639
Cobham Plc	1,192	2,938
Compass Group Plc	3,147	14,404
Diageo Plc	4,701	53,051
Drax Group Plc	574	4,254
Eurasian Natural Resources Corp.	276	1,787
Experian Plc	1,921	12,038
Firstgroup Plc	471	1,808
Friends Provident Plc	2,970	2,953
G4S Plc	1,282	3,567
GlaxoSmithKline Plc	10,356	161,594
Hammerson Plc	1,576	5,755
Hays Plc	2,914	3,042
Home Retail Group Plc	1,138	3,670
HSBC Holdings Plc	25,201	142,830
HSBC Holdings Plc*	8,792	49,830
ICAP Plc	573	2,501
Imperial Tobacco Group Plc	2,155	48,453
Intercontinental Hotels Group Plc	377	2,872
International Power Plc	3,042	9,188
Invensys Plc*	1,012	2,415
Investec Plc	753	3,155
ITV Plc	6,405	1,746
J. Sainsbury Plc	2,149	9,651
Johnson Matthey Plc	769	11,619
Kazakhmys Plc	211	1,123
Kingfisher Plc	5,722	12,291
Ladbrokes Plc	1,213	3,189
Land Securities Group Plc	562	3,526
Legal & General Group Plc	11,040	6,811
Liberty International Plc	311	1,737
Lloyds TSB Group Plc	15,519	15,743
Logica Plc	2,077	1,900
London Stock Exchange Group Plc	323	2,621
Lonmin Plc	123	2,511
Man Group Plc	2,893	9,070
Marks & Spencer Group Plc	2,787	11,837
Meggitt Plc	1,223	2,251
National Grid Plc	4,739	36,413
Next Plc	269	5,110
Old Mutual Plc	10,977	8,174
Pearson Plc	1,378	13,870
Prudential Plc	5,655	27,344
Reckitt Benckiser Group Plc	1,278	48,025
Reed Elsevier Plc	1,823	13,105
Rexam Plc	667	2,584
Rio Tinto Plc	2,052	69,191
Rolls-Royce Group Plc*	4,597	19,392
Royal Bank of Scotland Group Plc	26,301	9,246
RSA Insurance Group Plc	5,743	10,721
SABMiller Plc	2,030	30,205
Schroders Plc	441	5,005
Scottish & Southern Energy Plc	1,965	31,268
Segro Plc	658	215
Serco Group Plc	621	3,259
Severn Trent Plc	745	10,583
Shire Plc	1,027	12,717
Smith & Nephew Plc	1,668	10,339
Smiths Group Plc	1,023	9,820
Stagecoach Group Plc	947	1,631
Standard Chartered Plc	3,922	48,762
Standard Life Plc	3,983	9,493
Tate & Lyle Plc	614	2,295
Tesco Plc	15,189	72,661
The Capita Group Plc	1,783	17,358
The Sage Group Plc	1,309	3,178
Thomas Cook Group Plc	1,173	4,039
Thomson Reuters Plc	186	4,163
Tomkins Plc	1,971	3,429
TUI Travel Plc	1,257	4,126
Tullow Oil Plc	2,031	23,401
Unilever Plc	2,643	49,982
United Business Media Ltd.	477	2,914
United Utilities Group Plc	2,274	15,776
Vedanta Resources Plc	149	1,444
Vodafone Group Plc	104,201	183,526
Whitbread Plc	234	2,646
WM Morrison Supermarkets Plc	3,951	14,484
Wolseley Plc	668	2,212
WPP Group Plc	3,057	17,227
Xstrata Plc	4,190	28,061
		2,432,393
United States — 0.1%
Synthes, Inc.	103	11,474

TOTAL COMMON STOCKS (Cost $17,463,313)		12,981,093

RIGHTS — 0.1%
Belgium — 0.0%
Fortis N.V.*	1,977	0

Ireland — 0.1%
CRH Plc*	266	5,796

Portugal — 0.0%
Banco Espirito Santo S.A.*	379	604

United Kingdom — 0.0%
Land Securities Group Plc*	351	495
Royal Bank of Scotland Group Plc*	11,271	3,910

	Number of
	Shares	Value†
RIGHTS — (continued)
United Kingdom — (continued)
Segro Plc*	7,896	$544
		4,949
TOTAL RIGHTS (Cost $10,391)		11,349

WARRANTS — 0.0%
Belgium — 0.0%
Anheuser-Busch InBev NV* (Cost $0)	256	1

SHORT-TERM INVESTMENTS — 2.7%
BlackRock Liquidity Funds TempCash - Institutional Shares	179,455	179,455
BlackRock Liquidity Funds TempFund - Institutional Shares	179,454	179,454

TOTAL SHORT-TERM INVESTMENTS (Cost $358,909)		358,909

TOTAL INVESTMENTS — 100.0% (Cost $17,832,613)(a)		$13,351,352

†                                    See Security Valuation Note.

*                                   Non-income producing security.

(a)                            At March 31, 2009, the cost for Federal income tax purposes was $17,833,323.  Net unrealized appreciation/depreciation was $-4481971.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $83,261 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $4,565,232.

Plc — Public Limited Company.

PPS — Partially Protected Shares.

COMMON STOCKS	% of Market
INDUSTRY DIVERSIFICATION	Value	Value†
Advertising	0.1%	$8,564
Aerospace & Defense	0.7%	89,724
Agriculture	1.3%	168,294
Airlines	0.2%	30,444
Apparel	0.4%	46,814
Auto Manufacturers	3.6%	466,421
Auto Parts & Equipment	0.7%	91,972
Banks	13.3%	1,729,887
Beverages	1.7%	215,195
Biotechnology	0.2%	27,492
Building Materials	1.1%	141,136
Chemicals	3.2%	415,156
Commercial Services	1.2%	159,686
Computers	0.3%	45,404
Cosmetics & Personal Care	0.7%	85,326
Distribution & Wholesale	1.2%	156,503
Diversified Financial Services	1.1%	141,202
Diversified Operations	0.1%	13,176
Electric	5.0%	655,597
Electrical Components & Equipment	0.8%	107,020
Electronics	1.4%	181,604
Energy-Alternate Sources	0.2%	24,794
Engineering & Construction	1.6%	204,716
Entertainment	0.3%	34,161
Environmental Control	—%	3,825
Food	5.8%	750,098
Food Service	0.2%	23,160
Forest Products & Paper	0.2%	30,127
Gas	1.4%	178,030
Hand & Machine Tools	0.2%	29,786
Healthcare Products	0.7%	97,211
Healthcare Services	0.1%	15,579
Holding Companies	0.7%	93,651
Home Builders	0.2%	24,989
Home Furnishings	0.8%	100,211
Household Products & Wares	0.5%	69,459
Insurance	4.3%	554,545
Internet	0.2%	29,748
Investment Companies	0.2%	25,896
Iron & Steel	1.1%	146,482
Leisure Time	0.3%	42,430
Lodging	0.2%	23,977
Machinery - Construction & Mining	0.4%	45,807
Machinery - Diversified	1.1%	140,815
Media	1.5%	191,206
Metal Fabricate/Hardware	0.4%	50,507
Mining	3.6%	469,903
Miscellaneous Manufacturing	1.5%	188,766
Mixed Industrial/Office	0.4%	57,501
Office & Business Equipment	0.7%	89,741
Oil & Gas	8.9%	1,158,693
Oil & Gas Services	0.2%	22,210
Packaging and Containers	0.1%	10,390
Pharmaceuticals	8.0%	1,040,244
Real Estate	1.4%	178,738
Real Estate Investment Trusts	0.2%	31,520
Retail	2.0%	258,839
Semiconductors	0.4%	55,557
Software	0.6%	82,210
Strip Centers	0.4%	50,162
Telecommunications	8.0%	1,036,048
Textiles	0.1%	16,503
Toys, Games & Hobbies	0.5%	61,455
Transportation	1.7%	215,503
Venture Capital	—%	1,186
Water	0.4%	48,097
	100.0%	$12,981,093

The Fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  The three levels of the fair value hierarchy under SFAS 157 are described below:

•       Level 1 - quoted prices in active markets for identical securities

•       Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•       Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of March 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Market Value)
Level 1 — Quoted Prices	$13,351,352
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$13,351,352

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2009 (Unaudited)

INTERNATIONAL EQUITY FUND

	Number of
	Shares	Value†
COMMON STOCKS — 97.0%
Australia — 4.5%
Coca-Cola Amatil Ltd.	305,900	$1,844,181
QBE Insurance Group Ltd.	96,118	1,287,927
Woolworths Ltd.	262,089	4,557,927
		7,690,035
Belgium — 0.5%
Colruyt S.A.	3,669	841,754

Brazil — 5.8%
Companhia de Bebidas das Americas ADR	34,700	1,656,925
Companhia Energetica de Minas Gerais (Preference)	93,300	1,381,552
CPFL Energia S.A.	59,400	806,595
Petroleo Brasileiro S.A. ADR	38,504	943,348
Petroleo Brasileiro S.A. ADR	9,900	301,653
Redecard S.A.	203,900	2,470,796
Souza Cruz S.A.	126,774	2,424,268
		9,985,137
Canada — 1.6%
Canadian Natural Resources Ltd.	39,964	1,538,906
Shoppers Drug Mart Corp.	35,000	1,203,125
		2,742,031
Denmark — 3.3%
Novo Nordisk A/S, B Shares	120,175	5,755,436

France — 6.6%
Cie Generale d’Optique Essilor International S.A.	73,875	2,856,182
L’Air Liquide S.A.	33,387	2,716,711
Total S.A.	114,796	5,708,000
		11,280,893
Germany — 2.4%
Fresenius Medical Care AG & Co. KGaA	43,148	1,677,376
RWE AG	34,505	2,420,993
		4,098,369
Hong Kong — 1.8%
Cheung Kong Infrastructure Holdings Ltd.	255,112	1,020,369
China Mobile Ltd.	116,530	1,014,860
China Mobile Ltd. ADR	23,600	1,027,072
		3,062,301
India — 11.6%
Bharat Heavy Electricals Ltd.	31,704	943,934
Bharti Airtel Ltd.*	177,073	2,183,964
Cipla Ltd.	497,761	2,158,910
HDFC Bank Ltd.	80,152	1,537,794
HDFC Bank Ltd. ADR	38,800	2,364,084
Hindustan Unilever Ltd.	612,566	2,867,536
Housing Development Finance Corp.	165,742	4,613,400
ITC Ltd.	673,578	2,454,142
Nestle India Ltd.	29,399	901,874
		20,025,638
Italy — 1.5%
Terna SpA	808,300	2,518,319

Japan — 5.5%
East Japan Railway Co.	39,600	2,052,311
Nintendo Co. Ltd.	9,500	2,730,464
SECOM Co. Ltd.	57,900	2,123,322
Shimano, Inc.	21,600	647,007
Tokyo Gas Co. Ltd.	561,500	1,957,039
		9,510,143
Netherlands — 3.8%
Core Laboratories NV	90,058	6,588,643

Norway — 0.7%
Orkla ASA	180,563	1,241,334

South Korea — 1.0%
KT&G Corp.	32,222	1,772,705

Spain — 5.3%
Enagas S.A.	322,800	4,576,077
Red Electrica de Espana S.A.	115,790	4,522,867
		9,098,944
Switzerland — 12.0%
Lindt & Spruengli AG	1,131	1,514,226
Nestle S.A.	220,110	7,440,774
Novartis AG	109,186	4,132,244
Roche Holding AG	54,829	7,523,754
		20,610,998
United Kingdom — 21.7%
BG Group Plc	200,629	3,037,042
British American Tobacco Plc	393,828	9,114,767
Cadbury Plc	295,744	2,236,305
De La Rue Plc	137,700	1,920,458
Diageo Plc	230,556	2,601,835
Imperial Tobacco Group Plc	281,575	6,330,933
Reckitt Benckiser Group Plc	151,769	5,703,260
Tesco Plc	1,178,958	5,639,863
The Capita Group Plc	82,000	798,304
		37,382,767
United States — 7.4%
Philip Morris International, Inc.	250,260	8,904,251
Synthes, Inc.	34,118	3,800,546
		12,704,797
TOTAL COMMON STOCKS (Cost $211,943,766)		166,910,244

SHORT-TERM INVESTMENTS — 3.0%
BlackRock Liquidity Funds TempCash - Institutional Shares	2,538,544	2,538,544
BlackRock Liquidity Funds TempFund - Institutional Shares	2,538,544	2,538,544

TOTAL SHORT-TERM INVESTMENTS (Cost $5,077,088)		5,077,088

TOTAL INVESTMENTS — 100.0% (Cost $217,020,854)(a)		$171,987,332

†	See Security Valuation Note.
*	Non-income producing security.
(a)

At March 31, 2009, the cost for Federal income tax purposes was $220,549,822. Net unrealized depreciation was $48,562,490. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,027,210 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $49,589,700.

ADR — American Depository Receipt.
Plc — Public Limited Company.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Agriculture	18.6%	$31,001,066
Banks	2.3%	3,901,878
Beverages	3.7%	6,102,941
Chemicals	1.6%	2,716,711
Commercial Services	2.9%	4,842,084
Diversified Financial Services	4.3%	7,084,196
Electric	7.0%	11,650,326
Electrical Components & Equipment	0.6%	943,934
Food	14.6%	24,374,057
Gas	3.9%	6,533,116
Healthcare Products	4.0%	6,656,728
Healthcare Services	1.0%	1,677,376
Household Products & Wares	5.1%	8,570,796
Insurance	0.8%	1,287,927
Investment Companies	0.6%	1,020,369
Leisure Time	0.4%	647,007
Oil & Gas	6.9%	11,528,949
Oil & Gas Services	4.0%	6,588,643
Pharmaceuticals	11.7%	19,570,344
Retail	0.7%	1,203,125
Telecommunications	2.5%	4,225,896
Toys, Games & Hobbies	1.6%	2,730,464
Transportation	1.2%	2,052,311
	100.0%	$166,910,244

The Fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                Level 1 - quoted prices in active markets for identical securities

•                Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of March 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Market Value)
Level 1 — Quoted Prices	$171,987,332
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$171,987,332

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2009 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of
	Shares	Value†
COMMON STOCKS — 96.1%
Brazil — 11.2%
Banco Bradesco S.A. (Preference)	9,600	$95,679
Banco Bradesco S.A. ADR	16,200	160,380
BM&F Bovespa S.A.	85,900	261,060
Companhia de Bebidas das Americas ADR	8,500	405,875
Companhia Vale do Rio Doce ADR	87,000	981,360
Itau Unibanco Banco Multiplo S.A. (Preference)	6,325	69,938
Itau Unibanco Banco Multiplo S.A. ADR	87,753	954,758
Lojas Renner S.A.	19,900	123,187
NET Servicos de Comunicacao S.A.*	54,774	397,863
PDG Realty SA Empreendimentos e Participacoes	22,000	123,289
Perdigao S.A.	28,600	357,662
Petroleo Brasileiro S.A.	27,000	333,114
Petroleo Brasileiro S.A. ADR	37,900	928,550
Usinas Siderurgicas de Minas Gerais S.A. (Preference)	8,000	191,055
Vivo Participacoes S.A. ADR	15,200	198,360
		5,582,130
Czech Republic — 2.4%
CEZ	13,709	489,215
Komercni Banka, A.S.	3,671	365,915
Telefonica O2 Czech Republic A.S.	16,553	328,142
		1,183,272
Hong Kong — 19.1%
Anhui Conch Cement Co. Ltd.*	112,000	617,759
Beijing Enterprises Holdings Ltd.	59,000	245,878
Belle International Holdings Ltd.	358,000	182,450
BYD Electronic International Co. Ltd.	258,000	91,208
China Communications Services Corp. Ltd., Class H	324,000	193,967
China Construction Bank Corp., Class H	1,447,000	821,459
China Life Insurance Co. Ltd.	354,000	1,173,819
China Mobile Ltd.	188,500	1,641,647
China Railway Construction Corp. Ltd.*	84,900	110,854
China Railway Group Ltd.*	78,000	45,589
China Resources Power Holdings Co. Ltd	154,000	322,680
China Unicom Hong Kong Ltd.	156,000	166,656
Datang International Power Generation Co. Ltd., Class H	370,000	162,787
Dongfeng Motor Co. Ltd.	1,246,000	644,655
Focus Mesia Holding Ltd. ADR*	22,900	155,720
GOME Electrical Appliances Holding Ltd.	3,019,000	436,260
Industrial & Commercial Bank of China, Class H	1,310,000	681,147
Petrochina Co. Ltd., Class H	1,048,000	835,631
Ping An Insurance Group Co. of China Ltd., Class H	88,500	528,104
Shanghai Industrial Holdings Ltd.	179,000	495,387
		9,553,657
Hungary — 0.4%
Richter Gedeon Nyrt	1,641	178,809

India — 9.0%
ACC Ltd.	10,826	122,567
Axis Bank Ltd.	21,900	179,115
Bharat Heavy Electricals Ltd.	17,465	519,991
HDFC Bank Ltd.	1,387	26,611
HDFC Bank Ltd. ADR	9,200	560,556
Hero Honda Motors Ltd.	14,115	298,005
Hindustan Petroleum Corp. Ltd.	35,268	187,167
Hindustan Unilever Ltd.	115,268	539,591
India Cements Ltd.	62,373	130,315
Infosys Technologies Ltd. ADR	20,800	553,904
ITC Ltd.	14,600	53,194
ITC Ltd. GDR	62,830	228,915
Maruti Suzuki India Ltd.	15,888	244,215
Oil & Natural Gas Corp. Ltd.	8,192	125,976
State Bank of India Ltd.	12,249	515,262
Tata Communications Ltd. ADR	2,300	49,151
Union Bank of India	58,666	169,806
		4,504,341
Indonesia — 3.1%
Astra International Tbk PT	161,500	199,167
Bank Central Asia Tbk PT	1,087,500	291,757
Bank Mandiri (Persero) Tbk PT	710,000	133,643
Bank Rakyat Indonesia (Persero) Tbk PT	502,000	182,466
Bumi Resources Tbk PT	717,500	50,917
Perusahaan Gas Negara PT	968,500	180,206
Telekomunikasi Indonesia Tbk PT	816,500	533,499
		1,571,655
Israel — 1.8%
Check Point Software Technologies Ltd.*	11,879	263,832
Teva Pharmaceutical Industries Ltd. ADR	13,852	624,033
		887,865
Luxembourg — 0.2%
Millicom International Cellular S.A.	3,300	122,232

Malaysia — 1.0%
Bumiputra-Commerce Holdings BHD	71,700	134,726
Digi.com BHD	27,700	161,086
Sime Darby BHD	34,300	53,631
Tenaga Nasional BHD	91,100	152,437
		501,880
Mexico — 3.6%
America Movil, S.A.B. de CV, Series L ADR	29,000	785,320
Desarrolladora Homex, S.A. de C.V. ADR*	2,561	33,908
Fomento Economico Mexicano S.A.B. de CV ADR	800	20,168
Grupo Financiero Banorte, S.A.B. de C.V.	192,592	254,795
Grupo Televisa S.A. ADR	29,800	406,472
Wal-Mart de Mexico S.A.B. de C.V.*	127,300	297,288
		1,797,951
Panama — 0.6%
Copa Holdings S.A., Class A	11,100	318,237

Poland — 2.9%
Bank Pekao S.A.	16,021	384,600
Bank Zachodni WBK S.A.	5,624	110,191

	Number of
	Shares	Value†
COMMON STOCKS — (continued)
Poland — (continued)
KGHM Polska Miedz S.A.	4,790	$62,920
PBG S.A.*	1,339	73,527
Polish Oil & Gas Co.	137,420	133,141
Powszechna Kasa Oszczednosci Bank Palski S.A.	60,223	370,864
Telekomunikacja Polska S.A.	62,536	338,003
		1,473,246
Russia — 5.0%
Gazprom OAO ADR	21,605	322,130
LUKOIL ADR	24,987	942,010
Mobile Telesystems OJSC ADR	6,200	185,504
Polyus Gold Co. ADR	11,734	268,709
Rosneft Oil Co. GDR*	108,229	476,208
Vimpel-Communications OJSC ADR	24,848	162,506
Wimm-Bill-Dann Foods OJSC ADR*	4,631	147,312
		2,504,379
South Africa — 6.7%
Anglo Platinum Ltd.	2,910	146,230
AngloGold Ashanti Ltd.	14,315	521,370
AngloGold Ashanti Ltd. ADR	2,550	93,738
Harmony Gold Mining Co. Ltd.*	25,000	265,004
Harmony Gold Mining Co. Ltd. ADR*	6,500	71,110
Impala Platinum Holdings Ltd.	20,900	349,161
Mr. Price Group Ltd.	60,475	154,819
MTN Group Ltd.	66,873	741,268
Naspers Ltd., Class N	26,482	447,307
Sasol Ltd.	5,116	148,525
Tiger Brands Ltd.	28,864	412,399
		3,350,931
South Korea — 13.0%
Amorepacific Corp.	510	224,905
Cheil Industries, Inc.	7,607	207,601
Cheil Worldwide, Inc.	1,598	190,616
Hyundai Development Co.	5,290	128,689
Hyundai Motor Co.	4,448	178,467
KB Financial Group, Inc.*	7,470	177,941
KT&G Corp.	6,900	379,606
LG Chem Ltd.	4,683	304,695
LG Electronics, Inc.	4,471	295,427
LG Telecom Ltd.	11,870	72,340
NHN Corp.*	5,545	605,310
Samsung Electronics Co. Ltd.	4,211	1,729,151
Samsung Electronics Co. Ltd. (Preference)	1,133	258,421
Samsung Fire & Marine Insurance Co. Ltd.	2,338	270,436
Shinhan Financial Group Co. Ltd.*	18,770	333,809
SK Telecom Co. Ltd.	3,361	466,519
SK Telecom Co. Ltd. ADR	3,300	50,985
SSCP Co. Ltd.*	12,015	67,751
Woongjin Coway Co. Ltd.	24,990	540,178
		6,482,847
Taiwan — 9.5%
Acer, Inc.	212,000	318,825
Cathay Financial Holding Co. Ltd.	256,000	220,052
Chunghwa Telecom Co. Ltd.	282,023	514,780
First Financial Holding Co. Ltd.	321,000	148,138
HON HAI Precision Industry Co. Ltd.	328,500	742,980
HTC Corp.	46,000	565,641
Siliconware Precision Industries Co.	104,000	109,483
Taiwan Fertilizer Co. Ltd.	27,000	55,334
Taiwan Semiconductor Manufacturing Co. Ltd.	824,000	1,248,927
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	15,900	142,305
Wistron Corp.	319,000	343,815
Yuanta Financial Holding Co. Ltd.	708,000	323,602
		4,733,882
Thailand — 1.8%
Advanced Info Service PCL	73,300	165,863
Bangkok Bank PCL	82,300	172,885
Kasikornbank PCL	145,300	183,341
Kasikornbank PCL	2,800	3,573
PTT Exploration & Production PCL	45,900	129,423
PTT PCL	20,100	87,280
Siam Commercial Bank PCL	88,500	136,000
		878,365
Turkey — 4.1%
Akbank T.A.S.	172,098	505,090
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	30,218	187,187
Haci Omer Sabanci Hodling A.S.	59,588	102,494
Turk Telekomunikasyon A.S.*	46,582	108,138
Turkcell Iletisim Hizmet A.S.	42,036	206,040
Turkiye Garanti Bankasi A.S.*	396,263	562,430
Turkiye Halk Bankasi A.S.	67,755	148,326
Turkiye Is Bankasi, Class C	104,727	235,561
		2,055,266
United Kingdom — 0.7%
SABMiller Plc	22,720	338,360

TOTAL COMMON STOCKS (Cost $65,444,885)		48,019,305

SHORT-TERM INVESTMENTS — 3.9%
BlackRock Liquidity Funds TempCash - Institutional Shares	984,961	984,961
BlackRock Liquidity Funds TempFund - Institutional Shares	984,962	984,962

TOTAL SHORT-TERM INVESTMENTS (Cost $1,969,923)		1,969,923

TOTAL INVESTMENTS — 100.0% (Cost $67,414,808)(a)		$49,989,228

†	See Security Valuation Note.
*	Non-income producing security.

(a)

At March 31, 2009, the cost for Federal income tax purposes was $69,200,288. Net unrealized depreciation was $19,211,060. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,254,892 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $20,465,952.

ADR — American Depository Receipt.
GDR — Global Depository Receipt
OJSC — Open Joint Stock Company
PCL — Public Company Limited.
Plc — Public Limited Company.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.7%	$346,336
Agriculture	1.4%	661,715
Airlines	0.7%	318,237
Auto Manufacturers	2.2%	1,067,337
Banks	17.0%	8,156,079
Beverages	2.0%	951,590
Building Materials	1.8%	870,641
Chemicals	1.3%	618,835
Coal	0.1%	50,917
Computers	2.6%	1,228,281
Cosmetics & Personal Care	0.5%	224,905
Diversified Financial Services	3.1%	1,499,345
Electric	2.3%	1,127,119
Electrical Components & Equipment	1.9%	906,626
Electronics	1.5%	742,980
Engineering & Construction	0.5%	229,970
Environmental Control	1.1%	540,178
Food	1.9%	917,373
Gas	0.4%	180,206
Holding Companies	1.9%	897,390
Home Builders	0.3%	162,597
Household Products & Wares	1.1%	539,591
Insurance	4.6%	2,192,411
Internet	1.3%	605,310
Leisure Time	0.6%	298,005
Media	2.6%	1,251,642
Mining	5.7%	2,759,602
Miscellaneous Manufacturing	0.4%	207,601
Oil & Gas	9.7%	4,649,155
Pharmaceuticals	1.7%	802,842
Real Estate	0.2%	123,289
Retail	2.9%	1,393,171
Semiconductors	7.3%	3,488,287
Software	1.7%	817,736
Telecommunications	15.0%	7,192,006
	100.0%	$48,019,305

The Fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                 Level 1 - quoted prices in active markets for identical securities

•                 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                 Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of March 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Market Value)
Level 1 — Quoted Prices	$49,684,533
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	304,695
Total	$49,989,228

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2008	$—
Transfers in and/or out of Level 3	304,695
Balance as of 3/31/2009	304,695

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2009 (Unaudited)

REIT FUND

	Number of
	Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — 96.7%
Apartments — 18.1%
American Campus Communities, Inc.	35,675	$619,318
AvalonBay Communities, Inc.	26,876	1,264,785
Camden Property Trust	40,800	880,464
Equity Residential	58,400	1,071,640
Essex Property Trust, Inc.	10,000	573,400
		4,409,607
Building & Real Estate — 0.8%
National Retail Properties, Inc.	13,200	209,088

Healthcare — 15.7%
HCP, Inc.	60,100	1,072,785
Health Care REIT, Inc.	35,950	1,099,711
Nationwide Health Properties, Inc.	34,500	765,555
Ventas, Inc.	39,400	890,834
		3,828,885
Hotels & Resorts — 2.2%
Host Hotels & Resorts, Inc.	95,219	373,258
LaSalle Hotel Properties	28,000	163,520
		536,778
Industrial — 5.9%
AMB Property Corp.	17,275	248,760
EastGroup Properties, Inc.	4,800	134,736
Equity Lifestyle Properties, Inc.	10,900	415,290
ProLogis	97,800	635,700
		1,434,486
Mixed Industrial/Office — 12.9%
Digital Realty Trust, Inc.	31,200	1,035,216
Entertainment Properties Trust	13,100	206,456
PS Business Parks, Inc.	7,800	287,430
Vornado Realty Trust	29,301	973,965
Washington Real Estate Investment Trust	36,500	631,450
		3,134,517
Office Property — 14.0%
Alexandria Real Estate Equities, Inc.	23,075	839,930
Boston Properties, Inc.	42,400	1,485,272
Corporate Office Properties Trust	22,000	546,260
Douglas Emmett, Inc.	72,800	537,992
		3,409,454
Regional Malls — 11.0%
Simon Property Group, Inc.	60,508	2,095,997
Taubman Centers, Inc.	27,800	473,712
The Macerich Co.	17,800	111,428
		2,681,137
Storage & Warehousing — 7.9%
Public Storage	34,815	1,923,529

Strip Centers — 8.2%
Acadia Realty Trust	34,921	370,512
Federal Realty Investment Trust	15,600	717,600
Regency Centers Corp.	33,950	902,051
		1,990,163
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $40,557,160)		23,557,644

SHORT-TERM INVESTMENTS — 3.3%
BlackRock Liquidity Funds TempCash - Institutional Shares	407,557	407,557
BlackRock Liquidity Funds TempFund - Institutional Shares	407,556	407,556

TOTAL SHORT-TERM INVESTMENTS (Cost $815,113)		815,113

TOTAL INVESTMENTS — 100.0% (Cost $41,372,273)(a)		$24,372,757

†	See Security Valuation Note.
(a)

At March 31, 2009, the cost for Federal income tax purposes was $43,880,187. Net unrealized depreciation was $19,507,430. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $61,289 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $19,568,719.

The Fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of March 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Market Value)
Level 1 — Quoted Prices	$24,372,757
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$24,372,757

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2009 (Unaudited)

AGGRESSIVE ALLOCATION FUND

	Number of
	Shares	Value†
AFFILIATED EQUITY FUNDS — 73.2%
Penn Series Index 500 Fund	75,744	$423,407
Penn Series Large Cap Growth Fund	39,215	230,975
Penn Series Large Cap Value Fund	30,365	269,032
Penn Series Large Core Growth Fund	57,731	346,385
Penn Series Large Core Value Fund	87,212	538,098
Penn Series Mid Cap Growth Fund*	29,612	153,984
Penn Series Mid Cap Value Fund	12,733	77,417
Penn Series Mid Core Value Fund	19,225	115,540
Penn Series REIT Fund	33,853	161,815
Penn Series Small Cap Growth Fund*	7,335	76,945
Penn Series Small Cap Index Fund	13,078	77,289
Penn Series Small Cap Value Fund	13,380	116,139
Penn Series SMID Cap Growth Fund*	17,834	115,388
Penn Series SMID Cap Value Fund	25,423	154,318

TOTAL AFFILIATED EQUITY FUNDS (Cost $3,020,999)		2,856,732

AFFILIATED FIXED INCOME FUNDS — 4.9%
Penn Series Quality Bond Fund (Cost $189,212)	18,174	190,286

AFFILIATED INTERNATIONAL EQUITY FUNDS — 20.7%
Penn Series Developed International Index Fund	51,490	309,455
Penn Series Emerging Markets Equity Fund	20,266	115,518
Penn Series International Equity Fund	34,101	385,683

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $879,819)		810,656

SHORT-TERM INVESTMENTS — 1.2%
BlackRock Liquidity Funds TempCash - Institutional Shares	23,191	23,191
BlackRock Liquidity Funds TempFund - Institutional Shares	23,191	23,191

TOTAL SHORT-TERM INVESTMENTS (Cost $46,382)		46,382

TOTAL INVESTMENTS — 100.0% (Cost $4,136,412)(a)		$3,904,056

†	See Security Valuation Note.
*	Non-income producing security.
(a)

At March 31, 2009, the cost for Federal income tax purposes was $4,216,028. Net unrealized depreciation was $311,972. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $7,724 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $319,696.

The Fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of March 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Market Value)
Level 1 — Quoted Prices	$3,904,056
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$3,904,056

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2009 (Unaudited)

MODERATELY AGGRESSIVE ALLOCATION FUND

	Number of
	Shares	Value†
AFFILIATED EQUITY FUNDS — 61.2%
Penn Series Index 500 Fund	363,997	$2,034,745
Penn Series Large Cap Growth Fund	172,754	1,017,521
Penn Series Large Cap Value Fund	114,540	1,014,828
Penn Series Large Core Growth Fund	271,268	1,627,605
Penn Series Large Core Value Fund	428,082	2,641,267
Penn Series Mid Cap Growth Fund*	117,579	611,411
Penn Series Mid Cap Value Fund	67,331	409,374
Penn Series Mid Core Value Fund	67,750	407,180
Penn Series REIT Fund	134,144	641,208
Penn Series Small Cap Growth Fund*	19,391	203,417
Penn Series Small Cap Index Fund	103,703	612,883
Penn Series Small Cap Value Fund	47,152	409,277
Penn Series SMID Cap Growth Fund*	62,856	406,680
Penn Series SMID Cap Value Fund	100,805	611,889

TOTAL AFFILIATED EQUITY FUNDS (Cost $12,662,174)		12,649,285

AFFILIATED FIXED INCOME FUNDS — 19.5%
Penn Series High Yield Bond Fund	75,859	402,812
Penn Series Limited Maturity Bond Fund	132,996	1,409,759
Penn Series Quality Bond Fund	211,386	2,213,214

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $4,002,796)		4,025,785

AFFILIATED INTERNATIONAL EQUITY FUNDS — 17.8%
Penn Series Developed International Index Fund	238,196	1,431,560
Penn Series Emerging Markets Equity Fund	71,424	407,114
Penn Series International Equity Fund	162,212	1,834,623

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $3,749,508)		3,673,297

SHORT-TERM INVESTMENTS — 1.5%
BlackRock Liquidity Funds TempCash - Institutional Shares	151,976	151,976
BlackRock Liquidity Funds TempFund - Institutional Shares	151,976	151,976

TOTAL SHORT-TERM INVESTMENTS (Cost $303,952)		303,952

TOTAL INVESTMENTS — 100.0% (Cost $20,718,430)(a)		$20,652,319

†	See Security Valuation Note.
*	Non-income producing security.
(a)

At March 31, 2009, the cost for Federal income tax purposes was $21,798,813. Net unrealized depreciation was $1,146,494. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $257,511 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,404,005.

The Fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of March 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Market Value)
Level 1 — Quoted Prices	$20,652,319
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$20,652,319

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2009 (Unaudited)

MODERATE ALLOCATION FUND

	Number of
	Shares	Value†
AFFILIATED EQUITY FUNDS — 47.1%
Penn Series Flexibly Managed Fund	32,204	$505,289
Penn Series Index 500 Fund	317,350	1,773,987
Penn Series Large Cap Growth Fund	172,128	1,013,832
Penn Series Large Cap Value Fund	85,406	756,697
Penn Series Large Core Growth Fund	253,387	1,520,322
Penn Series Large Core Value Fund	369,134	2,277,556
Penn Series Mid Cap Growth Fund*	97,850	508,821
Penn Series Mid Cap Value Fund	83,829	509,681
Penn Series Mid Core Value Fund	84,387	507,164
Penn Series REIT Fund	111,332	532,168
Penn Series Small Cap Growth Fund*	24,150	253,338
Penn Series Small Cap Index Fund	86,102	508,864
Penn Series Small Cap Value Fund	58,724	509,727
Penn Series SMID Cap Growth Fund*	39,142	253,250
Penn Series SMID Cap Value Fund	83,706	508,096

TOTAL AFFILIATED EQUITY FUNDS (Cost $12,606,310)		11,938,792

AFFILIATED FIXED INCOME FUNDS — 31.6%
Penn Series High Yield Bond Fund	188,977	1,003,468
Penn Series Limited Maturity Bond Fund	283,984	3,010,234
Penn Series Quality Bond Fund	382,981	4,009,806

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $8,030,101)		8,023,508

AFFILIATED INTERNATIONAL EQUITY FUNDS — 13.0%
Penn Series Developed International Index Fund	169,515	1,018,783
Penn Series Emerging Markets Equity Fund	88,958	507,062
Penn Series International Equity Fund	157,145	1,777,305

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $3,537,744)		3,303,150

AFFILIATED MONEY MARKET FUND — 7.9%
Penn Series Money Market Fund (Cost $2,004,173)	2,004,173	2,004,173

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity Funds TempCash - Institutional Shares	52,453	52,453
BlackRock Liquidity Funds TempFund - Institutional Shares	52,453	52,453

TOTAL SHORT-TERM INVESTMENTS (Cost $104,906)		104,906

TOTAL INVESTMENTS — 100.0% (Cost $26,283,234)(a)		$25,374,529

†	See Security Valuation Note.
*	Non-income producing security.
(a)

At March 31, 2009, the cost for Federal income tax purposes was $26,816,565. Net unrealized depreciation was $1,442,036. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $36,475 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,478,511.

The Fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of March 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Market Value)
Level 1 — Quoted Prices	$25,374,529
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$25,374,529

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2009 (Unaudited)

MODERATELY CONSERVATIVE ALLOCATION FUND

	Number of
	Shares	Value†
AFFILIATED EQUITY FUNDS — 32.0%
Penn Series Flexibly Managed Fund	28,598	$448,710
Penn Series Index 500 Fund	160,605	897,780
Penn Series Large Cap Growth Fund	51,356	302,486
Penn Series Large Cap Value Fund	50,539	447,774
Penn Series Large Core Growth Fund	100,002	600,014
Penn Series Large Core Value Fund	145,688	898,896
Penn Series Mid Cap Growth Fund*	29,178	151,728
Penn Series Mid Cap Value Fund	24,817	150,884
Penn Series Mid Core Value Fund	24,978	150,118
Penn Series Small Cap Index Fund	50,974	301,254
Penn Series SMID Cap Growth Fund*	23,172	149,925
Penn Series SMID Cap Value Fund	49,555	300,796

TOTAL AFFILIATED EQUITY FUNDS (Cost $5,030,318)		4,800,365

AFFILIATED FIXED INCOME FUNDS — 44.6%
Penn Series High Yield Bond Fund	167,832	891,190
Penn Series Limited Maturity Bond Fund	238,197	2,524,888
Penn Series Quality Bond Fund	311,790	3,264,437

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $6,688,470)		6,680,515

AFFILIATED INTERNATIONAL EQUITY FUNDS — 9.0%
Penn Series Developed International Index Fund	100,350	603,106
Penn Series International Equity Fund	66,447	751,511

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $1,466,847)		1,354,617

AFFILIATED MONEY MARKET FUND — 13.9%
Penn Series Money Market Fund (Cost $2,076,635)	2,076,635	2,076,635

SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity Funds TempCash - Institutional Shares	38,900	38,900
BlackRock Liquidity Funds TempFund - Institutional Shares	38,900	38,900

TOTAL SHORT-TERM INVESTMENTS (Cost $77,800)		77,800

TOTAL INVESTMENTS — 100.0% (Cost $15,340,070)(a)		$14,989,932

†	See Security Valuation Note.
*	Non-income producing security.
(a)

At March 31, 2009, the cost for Federal income tax purposes was $15,902,690. Net unrealized depreciation was $912,758. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $42,777 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $955,535.

The Fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of March 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Market Value)
Level 1 — Quoted Prices	$14,989,932
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$14,989,932

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2009 (Unaudited)

CONSERVATIVE ALLOCATION FUND

	Number of
	Shares	Value†
AFFILIATED EQUITY FUNDS — 16.1%
Penn Series Flexibly Managed Fund	24,715	$387,772
Penn Series Index 500 Fund	115,671	646,602
Penn Series Large Core Growth Fund	65,085	390,509
Penn Series Large Core Value Fund	104,908	647,285

TOTAL AFFILIATED EQUITY FUNDS (Cost $2,119,352)		2,072,168

AFFILIATED FIXED INCOME FUNDS — 54.9%
Penn Series High Yield Bond Fund	193,390	1,026,900
Penn Series Limited Maturity Bond Fund	242,177	2,567,076
Penn Series Quality Bond Fund	330,689	3,462,319

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $7,060,274)		7,056,295

AFFILIATED INTERNATIONAL EQUITY FUNDS — 5.1%
Penn Series Developed International Index Fund	43,352	260,544
Penn Series International Equity Fund	34,447	389,601

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $682,588)		650,145

AFFILIATED MONEY MARKET FUND — 23.9%
Penn Series Money Market Fund (Cost $3,076,680)	3,076,680	3,076,680

TOTAL INVESTMENTS — 100.0% (Cost $12,938,894)(a)		$12,855,288

†	See Security Valuation Note.
(a)

At March 31, 2009, the cost for Federal income tax purposes was $13,310,429. Net unrealized depreciation was $455,141. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $35,826 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $490,967.

The Fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of March 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Market Value)
Level 1 — Quoted Prices	$12,855,288
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$12,855,288

SECURITY VALUATION

Money Market Fund — Investments in securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount.  This method approximates market value.

Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Growth Stock, Large Cap Value, Large Cap Growth, Index 500, Mid Cap Growth, Mid Cap Value, Strategic Value, Small Cap Growth, Small Cap Value, International Equity, REIT, Large Core Growth, Large Core Value, SMID Cap Growth, SMID Cap Value, Emerging Markets Equity, Small Cap Index and  Developed International Index Funds— Portfolio securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price.  Debt and fixed income securities may be valued by recognized independent third-party pricing agents, employing methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques.  To the extent that bid prices are provided by the pricing service, the Funds will use the bid price.  Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.  The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Securities for which market quotations are not readily available are valued by methods deemed by the Board of Directors to represent fair value.  Reasons for which securities may be valued in this manner include, but are not limited to, trading for a security has been halted or suspended, a security has been de-listed from a national exchange, or trading on a security’s primary market is temporarily closed at a time when under normal conditions it would be open.  Options and futures contracts are valued at the last sale price on the market where such options or futures contracts are principally traded.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund’s NAV is calculated.  These securities are valued at a fair value utilizing an independent third-party valuation service in accordance with procedures adopted by the Fund’s Board of Directors.  The valuations obtained may not necessarily be the price that would be obtained upon sale of these securities.

The high yield securities in which the High Yield Bond Fund may invest are predominantly speculative as to the issuer’s continuing ability to meet principal and interest payments. The value of the lower quality securities in which the High Yield Bond Fund may invest will be affected by the credit worthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds.

Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation, and Conservative Allocation Funds —These funds invest in shares of affiliated Penn Series Funds.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars.  Foreign currency amounts are translated into U.S. dollars on the following basis:  market value of investment securities, assets and liabilities at the current rate of exchange; purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Funds’ net assets as of March 31, 2009 is included with each Fund’s Schedule of Investments.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Penn Series Funds, Inc.

By (Signature and Title)*	/s/ Peter M. Sherman
Peter M. Sherman, President
(principal executive officer)

Date	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter M. Sherman
Peter M. Sherman, President
(principal executive officer)

Date	May 28, 2009

By (Signature and Title)*	/s/ Robert J. DellaCroce
Robert J. DellaCroce, Treasurer
(principal financial officer)

Date	May 28, 2009

* Print the name and title of each signing officer under his or her signature.